                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04323

                             Natixis Funds Trust I
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)

             399 Boylston Street, Boston, Massachusetts     02116
--------------------------------------------------------------------------------
              (Address of principal executive offices)    (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

Item 1.   Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO]
NATIXIS
  FUNDS

INCOME FUNDS
ANNUAL REPORT


                                                             September 30, 2007


      Loomis Sayles Core Plus Bond Fund
      Loomis Sayles High Income Fund
      Loomis Sayles Limited Term Government and Agency Fund
      Loomis Sayles Massachusetts Tax Free Income Fund
      Loomis Sayles Municipal Income Fund
      Loomis Sayles Strategic Income Fund

[LOGO]
LS
LOOMIS SAYLES & COMPANY, L.P.

                                    [GRAPHIC]



TABLE OF CONTENTS

Management Discussion and Performance.................................... page 1

Portfolio of Investments................................................ page 20

Financial Statements.................................................... page 45

                       LOOMIS SAYLES CORE PLUS BOND FUND

PORTFOLIO PROFILE


Objective:
Seeks a high level of current income consistent with what the fund considers reasonable risk

--------------------------------------------------------------------------------
Strategy:
Invests primarily in U.S. corporate and U.S. government bonds

--------------------------------------------------------------------------------
Fund Inception:
November 7, 1973

--------------------------------------------------------------------------------
Managers:
Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFRX
Class B         NERBX
Class C         NECRX
Class Y         NERYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.

Management Discussion
--------------------------------------------------------------------------------

Volatility in the fixed-income markets during the 12 months ended September 30, 2007 reflected concerns over the rising pace of mortgage defaults in the United States, as well as sliding consumer confidence and the weakness of the U.S. dollar. The Federal Reserve Board fought the liquidity crunch in stages, ultimately moving aggressively with a 0.50% cut in short-term interest rates on September 18, 2007. Treasury yields bounced back up and market conditions began to stabilize.

For the fiscal year ended September 30, 2007, Loomis Sayles Core Plus Bond Fund's total return was 5.70% based on the net asset value of Class A shares and $0.56 in reinvested dividends. The fund outperformed its benchmark, the Lehman Aggregate Bond Index, which returned 5.14% for the period. The fund also outperformed the 4.24% average return on the funds in Morningstar's Intermediate-Term Bond category. The 30-day SEC yield on Class A shares of the fund on September 30, 2007 was 4.26%.

FUND'S AVERAGE CREDIT QUALITY ROSE DURING FISCAL 2007
Although high-yielding bonds generally underperformed during the fiscal year, not all issuers were affected equally. Certain high-yielding industrial bonds performed relatively well, and our research and security selection helped the fund outperform its benchmark and Morningstar peer group.

However, we gradually trimmed lower-quality and investment-grade positions during the year and used the proceeds to build the fund's positions in higher-quality issues. This shift reflected our concern that spreads - the difference in yield between higher- and lower-quality bonds - were historically tight and we did not believe this trend was sustainable. The fund's increased emphasis on quality helped insulate it to some extent when lower-grade bond prices were retreating, and the fund was able to capture some of the price increase in U.S. Treasuries that accompanied the Fed's actions.

DURATION STRATEGY LENGTHENED DURING THE PERIOD
At the beginning of the fiscal year last October, the fund's duration was essentially the same as its benchmark, but we gradually extended duration as the year progressed. Duration is a measure of a portfolio's sensitivity to changes in interest rates. A longer duration allows the fund to benefit when declining interest rates elevate bond prices. Even though long-term interest rates moved higher early in the period, depressing bond prices, the fund's longer-term bonds generated higher income and subsequently benefited when interest rates declined later in the summer.

During the second half of the fiscal year, investors' pursuit of safety increased demand for shorter-term, less risky securities. This increase in demand drove prices of short-term bonds up more than long-term bond prices. Long-term rates, which had moved higher in the first two quarters, ebbed only fractionally lower in the second half. Since we had maintained the portfolio in a "barbell" configuration, focusing assets at opposite ends of the maturity spectrum, the fund participated in both markets, but to a limited extent.

INTERNATIONAL CURRENCIES OUTPERFORMED THE U.S. DOLLAR, TIPS DID WELL
We also added to the fund's position in securities issued in currencies other than the U.S. dollar. The fund's best-performing holdings were its bonds denominated in the Norwegian krone. Norway has a strong economy and roughly half of Western Europe's oil and gas reserves.

TIPS (Treasury Inflation Protected Securities) were another strong area for the fund. More than other types of Treasury securities, prices of TIPS rise if inflation expectations rise, and vice versa. The Fed's surprise rate cut in September, which was intended to alleviate recession concerns, also rekindled inflation concerns, and the fund's TIPS position was a positive.

OUTLOOK IS FOR ANOTHER FED RATE CUT
While consumer confidence has slipped and retail sales have been softer than expected, consumers have been resilient. Moreover, the weak dollar and strong global economic growth may set the stage for higher U.S. exports. The September rate cut was positively received, and we believe the Fed will continue to do what is necessary to keep the economy and the financial markets on a stable course.

                       LOOMIS SAYLES CORE PLUS BOND FUND

Investment Results through September 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  September 30, 1997 through September 30, 2007

                                    [CHART]


                Net Asset    Maximum Sales Lehman Aggregate Lehman U.S.
                 Value/1/      Charge/2/      Bond Index   Credit Index
               -----------     ------------   -----------   ----------
     9/30/1997   $10,000        $ 9,550       $10,000       $10,000
    10/31/1997    10,095          9,641        10,145        10,127
    11/30/1997    10,141          9,685        10,192        10,184
    12/31/1997    10,246          9,785        10,294        10,292
     1/31/1998    10,382          9,915        10,427        10,414
     2/28/1998    10,415          9,947        10,419        10,411
     3/31/1998    10,480         10,008        10,455        10,449
     4/30/1998    10,528         10,054        10,509        10,515
     5/31/1998    10,636         10,157        10,609        10,640
     6/30/1998    10,675         10,195        10,699        10,718
     7/31/1998    10,647         10,168        10,722        10,708
     8/31/1998    10,542         10,067        10,896        10,758
     9/30/1998    10,949         10,456        11,151        11,107
    10/31/1998    10,834         10,346        11,092        10,936
    11/30/1998    11,049         10,552        11,155        11,142
    12/31/1998    11,067         10,569        11,189        11,174
     1/31/1999    11,186         10,683        11,269        11,285
     2/28/1999    10,961         10,467        11,072        11,017
     3/31/1999    11,112         10,612        11,133        11,095
     4/30/1999    11,200         10,696        11,168        11,127
     5/31/1999    10,957         10,463        11,071        10,978
     6/30/1999    10,886         10,397        11,035        10,921
     7/31/1999    10,844         10,356        10,988        10,861
     8/31/1999    10,801         10,315        10,983        10,834
     9/30/1999    10,983         10,489        11,110        10,952
    10/31/1999    11,008         10,513        11,151        11,002
    11/30/1999    11,025         10,529        11,150        11,014
    12/31/1999    11,030         10,534        11,097        10,956
     1/31/2000    10,984         10,490        11,060        10,917
     2/29/2000    11,108         10,608        11,194        11,018
     3/31/2000    11,260         10,754        11,342        11,112
     4/30/2000    11,053         10,556        11,309        11,015
     5/31/2000    10,971         10,478        11,304        10,974
     6/30/2000    11,304         10,795        11,539        11,249
     7/31/2000    11,371         10,859        11,644        11,385
     8/31/2000    11,517         10,999        11,813        11,534
     9/30/2000    11,534         11,015        11,887        11,594
    10/31/2000    11,469         10,953        11,966        11,606
    11/30/2000    11,578         11,057        12,161        11,756
    12/31/2000    11,846         11,313        12,387        11,984
     1/31/2001    12,140         11,594        12,589        12,312
     2/28/2001    12,260         11,709        12,699        12,420
     3/31/2001    12,275         11,723        12,763        12,496
     4/30/2001    12,205         11,656        12,710        12,451
     5/31/2001    12,283         11,730        12,786        12,566
     6/30/2001    12,287         11,734        12,835        12,629
     7/31/2001    12,598         12,031        13,122        12,959
     8/31/2001    12,737         12,164        13,272        13,133
     9/30/2001    12,684         12,113        13,427        13,113
    10/31/2001    12,934         12,352        13,708        13,439
    11/30/2001    12,848         12,270        13,519        13,322
    12/31/2001    12,705         12,133        13,433        13,231
     1/31/2002    12,675         12,105        13,541        13,343
     2/28/2002    12,626         12,058        13,673        13,443
     3/31/2002    12,488         11,926        13,445        13,195
     4/30/2002    12,606         12,038        13,706        13,379
     5/31/2002    12,712         12,140        13,822        13,556
     6/30/2002    12,405         11,847        13,942        13,578
     7/31/2002    12,261         11,710        14,110        13,571
     8/31/2002    12,541         11,977        14,348        13,923
     9/30/2002    12,582         12,016        14,581        14,187
    10/31/2002    12,512         11,949        14,514        14,023
    11/30/2002    12,750         12,176        14,511        14,204
    12/31/2002    13,066         12,478        14,810        14,623
     1/31/2003    13,139         12,548        14,823        14,671
     2/28/2003    13,328         12,728        15,028        14,964
     3/31/2003    13,367         12,765        15,016        14,975
     4/30/2003    13,567         12,957        15,140        15,252
     5/31/2003    13,837         13,215        15,423        15,733
     6/30/2003    13,859         13,236        15,392        15,694
     7/31/2003    13,384         12,782        14,875        15,025
     8/31/2003    13,512         12,904        14,973        15,143
     9/30/2003    13,902         13,276        15,370        15,672
    10/31/2003    13,867         13,243        15,226        15,505
    11/30/2003    13,951         13,324        15,263        15,576
    12/31/2003    14,178         13,540        15,418        15,750
     1/31/2004    14,299         13,656        15,542        15,909
     2/29/2004    14,410         13,761        15,710        16,109
     3/31/2004    14,518         13,864        15,828        16,264
     4/30/2004    14,147         13,511        15,416        15,752
     5/31/2004    14,023         13,392        15,355        15,641
     6/30/2004    14,108         13,474        15,441        15,707
     7/31/2004    14,268         13,626        15,594        15,901
     8/31/2004    14,553         13,898        15,892        16,276
     9/30/2004    14,636         13,978        15,935        16,368
    10/31/2004    14,796         14,130        16,069        16,526
    11/30/2004    14,766         14,102        15,940        16,361
    12/31/2004    14,900         14,230        16,087        16,574
     1/31/2005    14,936         14,264        16,188        16,706
     2/28/2005    14,921         14,250        16,093        16,607
     3/31/2005    14,727         14,065        16,010        16,400
     4/30/2005    14,789         14,124        16,227        16,620
     5/31/2005    14,927         14,255        16,402        16,853
     6/30/2005    15,025         14,349        16,492        16,987
     7/31/2005    14,983         14,309        16,341        16,816
     8/31/2005    15,136         14,455        16,551        17,072
     9/30/2005    14,991         14,316        16,380        16,816
    10/31/2005    14,886         14,216        16,251        16,633
    11/30/2005    14,941         14,269        16,323        16,734
    12/31/2005    15,063         14,386        16,478        16,899
     1/31/2006    15,113         14,433        16,479        16,865
     2/28/2006    15,167         14,485        16,533        16,939
     3/31/2006    15,055         14,378        16,371        16,701
     4/30/2006    15,066         14,388        16,342        16,640
     5/31/2006    15,022         14,346        16,324        16,611
     6/30/2006    15,034         14,358        16,359        16,636
     7/31/2006    15,239         14,553        16,580        16,881
     8/31/2006    15,446         14,751        16,834        17,194
     9/30/2006    15,596         14,894        16,982        17,386
    10/31/2006    15,731         15,023        17,094        17,524
    11/30/2006    15,963         15,244        17,292        17,772
    12/31/2006    15,867         15,153        17,192        17,619
     1/31/2007    15,878         15,163        17,185        17,615
     2/28/2007    16,173         15,445        17,450        17,970
     3/31/2007    16,141         15,415        17,450        17,884
     4/30/2007    16,238         15,507        17,544        18,013
     5/31/2007    16,096         15,372        17,411        17,837
     6/30/2007    15,982         15,263        17,360        17,753
     7/31/2007    16,084         15,361        17,505        17,814
     8/31/2007    16,306         15,573        17,719        17,978
     9/30/2007    16,483         15,741        17,854        18,122

Average Annual Total Returns -- September 30, 2007/4/


                                     1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 11/7/73)
Net Asset Value/1/                    5.70%  5.55%    5.12%
With Maximum Sales Charge/2/          0.95   4.58     4.64

CLASS B (inception 9/13/93)
Net Asset Value/1/                    4.90   4.74     4.35
With CDSC/3/                         -0.10   4.40     4.35

CLASS C (Inception 12/30/94)
Net Asset Value/1/                    4.91   4.76     4.34
With CDSC/3/                          3.91   4.76     4.34

CLASS Y (Inception 12/30/94)
Net Asset Value/1/                    6.06   5.88     5.48
------------------------------------------------------------

COMPARATIVE PERFORMANCE              1 YEAR 5 YEARS 10 YEARS
Lehman Aggregate Bond Index           5.14%  4.13%    5.97%
Lehman U.S. Credit Index              4.23   5.02     6.13
Morningstar Int.-Term Bond Fund Avg.  4.24   4.08     5.19

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. Class Y shares are available to certain investors, as described in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       9/30/07    9/30/06
------------------------------------------
Aaa                   66.4       56.4
------------------------------------------
Aa                     1.4        1.5
------------------------------------------
A                      3.4        1.2
------------------------------------------
Baa                   13.1       16.6
------------------------------------------
Ba                     6.4       13.1
------------------------------------------
B                      3.9        5.0
------------------------------------------
Caa                    0.8         --
------------------------------------------
Not Rated*             1.9        4.7
------------------------------------------
Short-term and other   2.7        1.5
------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          9/30/07     9/30/06
--------------------------------------------------
1 year or less               5.8         6.8
--------------------------------------------------
1-5 years                   30.1        39.4
--------------------------------------------------
5-10 years                  39.2        38.5
--------------------------------------------------
10+ years                   24.9        15.3
--------------------------------------------------
Average Effective Maturity   9.5 years   7.6 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/5/ Net Expense Ratio/6/
-------------------------------------------------------
     A                       1.08%                1.00%
-------------------------------------------------------
     B                       1.83                 1.75
-------------------------------------------------------
     C                       1.82                 1.75
-------------------------------------------------------
     Y                       0.80                 0.75
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. /5/Before reductions and reimbursements.
/6/After reductions and reimbursements. Expense reductions are contractual and are set to expire on 1/31/08.

                        LOOMIS SAYLES HIGH INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks high current income plus the opportunity for capital appreciation to produce a high total return

--------------------------------------------------------------------------------
Strategy:
Invests primarily in lower-quality fixed-income securities

--------------------------------------------------------------------------------
Fund Inception:
February 22, 1984

--------------------------------------------------------------------------------
Managers:
Matthew J. Eagan, CFA
Kathleen C. Gaffney, CFA
Elaine M. Stokes
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFHX
                                 Class B NEHBX
                                 Class C NEHCX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest-rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.

Management Discussion
--------------------------------------------------------------------------------

Bond prices became increasingly volatile during the spring and summer, as fears spread that defaults in the subprime mortgage market might threaten the long-running U.S. economic expansion. To shore up sagging confidence, the Federal Reserve Board cut interest rates by 0.50% in September. Meanwhile, the U.S. dollar continued to weaken, fueling gains in overseas markets.

For the fiscal year ended September 30, 2007, Loomis Sayles High Income Fund's total return was 8.10% based on the net asset value of Class A shares and $0.38 in reinvested dividends. For the period, the fund surpassed its benchmark, the Lehman High Yield Composite Index, which returned 7.54%, and outperformed the 7.08% average return on Morningstar's High Yield Bond category. As of September 30, 2007, the 30-day SEC yield on the fund's Class A shares was 6.19%.

FUND'S FLEXIBILITY AND SHIFT TO HIGHER-QUALITY ISSUES WERE POSITIVE
The fund's ability to invest in securities that are not part of the Lehman benchmark - including U.S. Treasury securities, bonds denominated in foreign currencies and equity securities - contributed to its performance edge during the period. Yield spreads (the difference in yield between higher- and lower-quality bonds) remained narrow for several months. This meant that high-yield issues offered relatively little yield advantage over higher-quality bonds, so we edged the fund upward in quality during the fiscal year.

During the subprime mortgage upheaval, yield spreads widened dramatically, wiping out earlier gains in high-yield issues as investors moved out of riskier assets. Results were better among the fund's investment-grade holdings, thanks to successful selection in bonds with Moody's ratings in the AAA, AA and BBB categories. Other positive contributors included several foreign bonds and certain bonds issued by financial companies with below investment-grade ratings. The fund's best-performing U.S. securities included common and preferred stocks.

WEAK U.S. DOLLAR BOOSTED OVERSEAS HOLDINGS
Leading contributors among non-U.S. bonds included securities issued by supranational organizations denominated in Brazil's real and Iceland's krona. Emerging-market issues that added to returns included those tied to South Africa's rand, bonds denominated in Mexico's peso and the Malaysian ringgit. Japan was the only disappointing country, in absolute terms. Securities domiciled in Canada, Austria and Germany performed well, but fund holdings in these countries trailed their benchmarks.

INDUSTRIAL, HOUSING, AND LOWER-RATED ISSUES WERE WEAK
The housing meltdown caused sharp declines in the securities of lower-rated homebuilders and materials suppliers. Basic industry, technology and communications also suffered as investors worried about general economic weakness and the possible lack of capital as the credit crisis played itself out. These holdings detracted from the fund's results. In general, performance trailed off with each step down the ratings ladder; certain B-rated issues were the fund's worst performers.

OUTLOOK IS FOR SLOWING GROWTH
While consumer confidence has slipped and retail sales have been softer than expected, in general consumers were resilient during the fund's fiscal year. We believe the worst effects of the credit crisis will have been seen by the end of calendar 2007, although we think additional Fed rate cuts may lie ahead. Non-residential construction is strong, and the weak dollar is boosting U.S. export activity.

However, stiff increases in monthly payments as millions of adjustable-rate mortgages are reset could restrain consumer spending - a large part of the overall economy - keeping growth moderate and interest rates in check. Lower rates would favor Treasury securities, but better opportunities may be found in other parts of the market. Investors have become less risk-averse than they were this summer, and the depressed mortgage-backed sector may begin to recover.

Investment-grade corporate bonds may mirror the economy if it regains momentum next year. High-yield bonds also hold potential for good performance in upcoming quarters, but an excess supply in loans in the wake of leveraged buyouts must be worked off first.

                        LOOMIS SAYLES HIGH INCOME FUND

Investment Results through September 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  September 30, 1997 through September 30, 2007

                                     [CHART]

                    Net Asset       Maximum Sales   Lehman High Yield
                     Value/1/         Charge/2/      Composite Index
                    ---------       -------------   ------------------
 9/30/1997           $10,000         $ 9,550           $10,000
10/31/1997             9,913           9,467            10,009
11/30/1997            10,046           9,594            10,105
12/31/1997            10,139           9,683            10,193
 1/31/1998            10,291           9,828            10,377
 2/28/1998            10,277           9,814            10,437
 3/31/1998            10,383           9,916            10,535
 4/30/1998            10,439           9,969            10,577
 5/31/1998            10,422           9,953            10,614
 6/30/1998            10,458           9,987            10,652
 7/31/1998            10,442           9,972            10,712
 8/31/1998             9,717           9,280            10,121
 9/30/1998             9,625           9,192            10,167
10/31/1998             9,423           8,999             9,959
11/30/1998            10,099           9,645            10,372
12/31/1998             9,965           9,517            10,383
 1/31/1999            10,189           9,731            10,538
 2/28/1999            10,253           9,792            10,476
 3/31/1999            10,420           9,951            10,575
 4/30/1999            10,644          10,165            10,780
 5/31/1999            10,383           9,916            10,634
 6/30/1999            10,354           9,888            10,612
 7/31/1999            10,312           9,848            10,654
 8/31/1999            10,151           9,695            10,537
 9/30/1999            10,085           9,632            10,461
10/31/1999            10,176           9,718            10,391
11/30/1999            10,243           9,782            10,513
12/31/1999            10,363           9,897            10,632
 1/31/2000            10,248           9,787            10,586
 2/29/2000            10,294           9,831            10,606
 3/31/2000             9,983           9,534            10,383
 4/30/2000             9,977           9,528            10,400
 5/31/2000             9,699           9,263            10,293
 6/30/2000             9,993           9,543            10,503
 7/31/2000            10,052           9,600            10,583
 8/31/2000            10,012           9,561            10,656
 9/30/2000             9,804           9,363            10,562
10/31/2000             9,315           8,896            10,224
11/30/2000             8,541           8,157             9,819
12/31/2000             8,694           8,303            10,009
 1/31/2001             9,703           9,267            10,759
 2/28/2001             9,655           9,220            10,902
 3/31/2001             9,162           8,749            10,645
 4/30/2001             8,880           8,481            10,513
 5/31/2001             8,904           8,504            10,702
 6/30/2001             8,393           8,015            10,402
 7/31/2001             8,558           8,173            10,555
 8/31/2001             8,493           8,110            10,679
 9/30/2001             7,720           7,372             9,962
10/31/2001             7,635           7,291            10,208
11/30/2001             7,882           7,527            10,580
12/31/2001             7,768           7,418            10,537
 1/31/2002             7,816           7,464            10,611
 2/28/2002             7,578           7,237            10,463
 3/31/2002             7,782           7,432            10,714
 4/30/2002             7,719           7,371            10,886
 5/31/2002             7,606           7,264            10,825
 6/30/2002             7,062           6,744            10,027
 7/31/2002             6,586           6,290             9,589
 8/31/2002             6,817           6,510             9,863
 9/30/2002             6,564           6,269             9,733
10/31/2002             6,561           6,266             9,648
11/30/2002             6,997           6,682            10,246
12/31/2002             7,081           6,762            10,389
 1/31/2003             7,231           6,905            10,735
 2/28/2003             7,332           7,002            10,867
 3/31/2003             7,521           7,183            11,180
 4/30/2003             7,956           7,598            11,843
 5/31/2003             8,095           7,731            11,966
 6/30/2003             8,270           7,898            12,310
 7/31/2003             8,105           7,741            12,174
 8/31/2003             8,191           7,823            12,314
 9/30/2003             8,460           8,079            12,651
10/31/2003             8,640           8,251            12,906
11/30/2003             8,821           8,424            13,102
12/31/2003             9,056           8,649            13,399
 1/31/2004             9,197           8,783            13,654
 2/29/2004             9,156           8,744            13,620
 3/31/2004             9,208           8,794            13,713
 4/30/2004             8,997           8,593            13,619
 5/31/2004             8,764           8,370            13,389
 6/30/2004             8,954           8,551            13,581
 7/31/2004             9,026           8,620            13,765
 8/31/2004             9,273           8,855            14,035
 9/30/2004             9,401           8,978            14,239
10/31/2004             9,609           9,177            14,496
11/30/2004             9,761           9,322            14,671
12/31/2004             9,993           9,544            14,890
 1/31/2005            10,026           9,575            14,871
 2/28/2005            10,259           9,797            15,089
 3/31/2005             9,896           9,451            14,650
 4/30/2005             9,694           9,258            14,508
 5/31/2005             9,946           9,498            14,765
 6/30/2005            10,183           9,724            15,055
 7/31/2005            10,343           9,877            15,318
 8/31/2005            10,397           9,930            15,347
 9/30/2005            10,373           9,907            15,194
10/31/2005            10,245           9,784            15,088
11/30/2005            10,345           9,880            15,167
12/31/2005            10,496          10,024            15,297
 1/31/2006            10,809          10,323            15,541
 2/28/2006            10,974          10,481            15,645
 3/31/2006            11,016          10,520            15,739
 4/30/2006            11,080          10,581            15,836
 5/31/2006            10,880          10,390            15,834
 6/30/2006            10,899          10,409            15,778
 7/31/2006            11,004          10,509            15,933
 8/31/2006            11,239          10,733            16,191
 9/30/2006            11,348          10,838            16,420
10/31/2006            11,589          11,067            16,644
11/30/2006            11,804          11,273            16,924
12/31/2006            11,952          11,414            17,109
 1/31/2007            12,058          11,516            17,300
 2/28/2007            12,210          11,661            17,542
 3/31/2007            12,205          11,656            17,561
 4/30/2007            12,405          11,847            17,789
 5/31/2007            12,487          11,925            17,922
 6/30/2007            12,249          11,698            17,600
 7/31/2007            11,803          11,272            16,977
 8/31/2007            12,033          11,492            17,208
 9/30/2007            12,268          11,716            17,659

Average Annual Total Returns -- September 30, 2007/4/


                                                                 SINCE
                                      1 YEAR 5 YEARS 10 YEARS  INCEPTION
CLASS A (Inception 2/22/84)
Net Asset Value/1/                     8.10%  13.32%   2.07%       --
With Maximum Sales Charge/2/           3.23   12.30    1.60        --

CLASS B (Inception 9/20/93)
Net Asset Value/1/                     7.21   12.51    1.32        --
With CDSC/3/                           2.21   12.26    1.32        --

CLASS C (Inception 3/2/98)
Net Asset Value/1/                     7.22   12.46      --      1.08
With CDSC/3/                           6.22   12.46      --      1.08
--------------------------------------------------------------------------

                                                                 SINCE
                                                                CLASS C
COMPARATIVE PERFORMANCE               1 YEAR 5 YEARS 10 YEARS INCEPTION/5/
Lehman High Yield Composite Index      7.54%  12.65%   5.85%     5.59%
Morningstar High Yield Bond Fund Avg.  7.08   11.24    4.30      4.12

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. Performance history includes periods from a predecessor fund.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       9/30/07    9/30/06
------------------------------------------
Aaa                   15.5        8.0
------------------------------------------
Aa                     1.9        2.5
------------------------------------------
A                      0.7        0.5
------------------------------------------
Baa                    8.9        6.8
------------------------------------------
Ba                    17.4       17.4
------------------------------------------
B                     24.9       39.4
------------------------------------------
Caa                   15.9        6.8
------------------------------------------
Not Rated*            11.7       13.7
------------------------------------------
Short-term and other   3.1        4.9
------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          9/30/07     9/30/06
--------------------------------------------------
1 year or less               4.2         4.0
--------------------------------------------------
1-5 years                   21.9        25.9
--------------------------------------------------
5-10 years                  19.4        23.1
--------------------------------------------------
10+ years                   54.5        47.0
--------------------------------------------------
Average Effective Maturity  13.8 years  12.0 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/6/ Net Expense Ratio/7/
-------------------------------------------------------
     A                      1.48%         1.15%
-------------------------------------------------------
     B                       2.25          1.90
-------------------------------------------------------
     C                       2.23          1.90
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. /5/The since-inception comparative performance figures shown for Class C shares are calculated from 4/1/98.
/6/Before reductions and reimbursements.
/7/After reductions and reimbursements. Expense reductions are contractual and are set to expire on 1/31/08.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

PORTFOLIO PROFILE


Objective:
Seeks a high current return consistent with preservation of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

--------------------------------------------------------------------------------
Fund Inception:
January 3, 1989

--------------------------------------------------------------------------------
Managers:
John Hyll
Clifton V. Rowe, CFA
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFLX
                                 Class B NELBX
                                 Class C NECLX
                                 Class Y NELYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Securities issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.

Management Discussion
--------------------------------------------------------------------------------

U.S. fixed-income securities provided positive returns for the 12 months ended September 30, 2007, despite volatility in July and August, when simmering worries about subprime mortgage lending began to boil over. For the first nine months of this period, the Federal Reserve Board left rates unchanged, which led to a relatively calm environment for bond investors. By this summer, concerns stemming from the high rate of mortgage defaults took hold, affecting both the stock and bond markets. Not for the first time in history, a "flight to safety" played itself out until mid September, when the Fed's concern about recession replaced its inflation fears, prompting them to cut the federal funds rate to 4.75% from 5.25%. Market conditions began to stabilize as September drew to a close.

For the fiscal year ended September 30, 2007, Loomis Sayles Limited Term Government and Agency Fund's total return was 4.46% based on the net asset value of Class A shares and $0.48 in reinvested dividends. By comparison, the fund's benchmark, the Lehman 1-5 Year Government Bond Index returned 5.89%, while the average return on Morningstar's Short Government category was 4.74%. The 30-day SEC yield on the fund's Class A shares was 4.17% as of September 30, 2007.

YIELD ADVANTAGE OF MORTGAGE-BACKED SECURITIES WAS STRONGLY POSITIVE
The fund's emphasis on mortgage-backed securities (MBS) helped it outperform its benchmark during the first nine months of the year, primarily because these securities offer higher yields in return for greater risk. However in the closing quarter of the fiscal year, growing turmoil in the residential mortgage market caused MBS to underperform U.S. Treasuries, more than offsetting the fund's earlier lead. As deteriorating market conditions neared a peak in the late summer and fall, even MBS issued by government-sponsored entities (GSE securities) suffered. (While the U.S. government does not guarantee GSE securities, they are viewed as having very little credit risk.) Privately issued mortgage securities - including those that were AAA-rated and insured - were the hardest hit in this market environment. AAA is Moody's Investors Service highest bond rating.

Relative to its benchmark, the fund was overweight in residential MBS throughout the year, although holdings also included some U.S. Treasury and agency securities, and securities backed by commercial mortgages and other assets. Attractive yields offered by the securities we emphasized benefited the fund during the first nine months, although they lagged U.S. Treasury bonds in the closing quarter. Prices of shorter-term securities were first to rise in response to lower interest rates. Rates on longer-term bonds also declined, but to a lesser degree.

FUND CAPITALIZED ON LOWER MBS PRICES
We made several opportunistic shifts in the portfolio during the year. As valuations fell to what we regarded as attractive levels late in the period, we increased the fund's already substantial weighting in MBS. Notably, price volatility in the private (non-government sponsored) MBS market, presented opportunities to invest in some AAA-rated securities with strong credit protection at historically low prices. We also added to the fund's holdings in securities backed by commercial mortgages, which have been less volatile than residential mortgages.

The fund's duration has remained similar to that of its benchmark. Duration is a measure of a portfolio's price sensitivity to changes in interest rates. A longer duration is an aggressive strategy; one that basically matches the benchmark is considered neutral.

U.S. ECONOMY IS EXPECTED TO SLOW
We believe the Fed may cut rates once more before the end of December, although this is not a foregone conclusion. In the relatively stable interest rate environment we see ahead, we believe the low valuations of the securities we selected will attract more investors, contributing to the fund's total return over time.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Investment Results through September 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                September 30, 1997 through September 30, 2007

                                     [CHART]


                   Net Asset    Maximum Sales       Lehman 1-5 Year
                   Value/1/       Charge/2/      Government Bond Index
                   ---------     ----------         -------------
     9/30/1997     $10,000         $ 9,700             $10,000
    10/31/1997      10,112           9,809              10,094
    11/30/1997      10,129           9,825              10,113
    12/31/1997      10,206           9,900              10,189
     1/31/1998      10,354          10,044              10,305
     2/28/1998      10,330          10,020              10,304
     3/31/1998      10,313          10,003              10,339
     4/30/1998      10,353          10,042              10,388
     5/31/1998      10,420          10,108              10,451
     6/30/1998      10,496          10,181              10,510
     7/31/1998      10,510          10,195              10,555
     8/31/1998      10,678          10,358              10,717
     9/30/1998      10,984          10,654              10,912
    10/31/1998      10,877          10,551              10,955
    11/30/1998      10,843          10,518              10,931
    12/31/1998      10,866          10,540              10,968
     1/31/1999      10,925          10,597              11,015
     2/28/1999      10,799          10,475              10,922
     3/31/1999      10,850          10,524              10,999
     4/30/1999      10,881          10,555              11,030
     5/31/1999      10,800          10,476              10,994
     6/30/1999      10,730          10,408              11,025
     7/31/1999      10,678          10,358              11,043
     8/31/1999      10,674          10,354              11,070
     9/30/1999      10,795          10,472              11,153
    10/31/1999      10,816          10,491              11,179
    11/30/1999      10,827          10,502              11,193
    12/31/1999      10,792          10,468              11,183
     1/31/2000      10,746          10,423              11,161
     2/29/2000      10,841          10,516              11,245
     3/31/2000      10,976          10,647              11,334
     4/30/2000      10,941          10,612              11,349
     5/31/2000      10,946          10,618              11,386
     6/30/2000      11,103          10,770              11,536
     7/31/2000      11,158          10,823              11,611
     8/31/2000      11,275          10,937              11,716
     9/30/2000      11,362          11,021              11,818
    10/31/2000      11,403          11,061              11,888
    11/30/2000      11,558          11,211              12,025
    12/31/2000      11,693          11,343              12,200
     1/31/2001      11,842          11,487              12,367
     2/28/2001      11,931          11,573              12,460
     3/31/2001      12,006          11,646              12,559
     4/30/2001      11,982          11,622              12,567
     5/31/2001      12,042          11,681              12,629
     6/30/2001      12,050          11,689              12,672
     7/31/2001      12,274          11,906              12,857
     8/31/2001      12,355          11,985              12,953
     9/30/2001      12,549          12,173              13,206
    10/31/2001      12,738          12,355              13,364
    11/30/2001      12,572          12,195              13,276
    12/31/2001      12,495          12,120              13,255
     1/31/2002      12,561          12,185              13,297
     2/28/2002      12,686          12,305              13,383
     3/31/2002      12,503          12,128              13,244
     4/30/2002      12,732          12,350              13,443
     5/31/2002      12,819          12,434              13,518
     6/30/2002      12,947          12,558              13,660
     7/31/2002      13,132          12,738              13,872
     8/31/2002      13,261          12,863              13,970
     9/30/2002      13,380          12,979              14,139
    10/31/2002      13,409          13,007              14,162
    11/30/2002      13,348          12,947              14,085
    12/31/2002      13,515          13,109              14,274
     1/31/2003      13,508          13,103              14,261
     2/28/2003      13,625          13,217              14,364
     3/31/2003      13,616          13,207              14,386
     4/30/2003      13,639          13,230              14,419
     5/31/2003      13,722          13,310              14,546
     6/30/2003      13,697          13,286              14,552
     7/31/2003      13,412          13,010              14,359
     8/31/2003      13,457          13,053              14,367
     9/30/2003      13,680          13,270              14,584
    10/31/2003      13,584          13,177              14,487
    11/30/2003      13,621          13,212              14,480
    12/31/2003      13,716          13,305              14,583
     1/31/2004      13,775          13,362              14,635
     2/29/2004      13,881          13,465              14,743
     3/31/2004      13,934          13,516              14,818
     4/30/2004      13,683          13,273              14,582
     5/31/2004      13,638          13,229              14,551
     6/30/2004      13,690          13,279              14,567
     7/31/2004      13,767          13,354              14,645
     8/31/2004      13,940          13,522              14,803
     9/30/2004      13,936          13,518              14,797
    10/31/2004      14,008          13,588              14,865
    11/30/2004      13,945          13,527              14,758
    12/31/2004      13,991          13,572              14,808
     1/31/2005      14,011          13,591              14,803
     2/28/2005      13,956          13,538              14,744
     3/31/2005      13,915          13,497              14,724
     4/30/2005      14,037          13,616              14,847
     5/31/2005      14,109          13,685              14,929
     6/30/2005      14,130          13,706              14,964
     7/31/2005      14,066          13,644              14,880
     8/31/2005      14,165          13,740              15,008
     9/30/2005      14,084          13,661              14,934
    10/31/2005      14,022          13,601              14,905
    11/30/2005      14,064          13,642              14,960
    12/31/2005      14,157          13,732              15,027
     1/31/2006      14,162          13,738              15,045
     2/28/2006      14,209          13,783              15,050
     3/31/2006      14,141          13,717              15,047
     4/30/2006      14,148          13,724              15,088
     5/31/2006      14,144          13,719              15,100
     6/30/2006      14,165          13,740              15,125
     7/31/2006      14,305          13,876              15,259
     8/31/2006      14,434          14,001              15,393
     9/30/2006      14,535          14,099              15,485
    10/31/2006      14,599          14,161              15,552
    11/30/2006      14,703          14,262              15,650
    12/31/2006      14,695          14,254              15,630
     1/31/2007      14,707          14,266              15,653
     2/28/2007      14,839          14,394              15,806
     3/31/2007      14,879          14,433              15,864
     4/30/2007      14,946          14,498              15,926
     5/31/2007      14,906          14,459              15,880
     6/30/2007      14,893          14,446              15,934
     7/31/2007      14,976          14,527              16,096
     8/31/2007      15,087          14,634              16,277
     9/30/2007      15,185          14,729              16,397


Average Annual Total Returns -- September 30, 2007/4/


                                  1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 1/3/89)
Net Asset Value/1/                 4.46%  2.56%    4.27%
With Maximum Sales Charge/2/       1.33   1.94     3.95

CLASS B (Inception 9/27/93)
Net Asset Value/1/                 3.72   1.82     3.56
With CDSC/3/                      -1.28   1.47     3.56

CLASS C (Inception 12/30/94)
Net Asset Value/1/                 3.62   1.82     3.55
With CDSC/3/                       2.62   1.82     3.55

CLASS Y (Inception 3/31/94)
Net Asset Value/1/                 4.79   2.81     4.62
---------------------------------------------------------

COMPARATIVE PERFORMANCE           1 YEAR 5 YEARS 10 YEARS
Lehman 1-5 Yr Gov't Bond Index     5.89%  3.01%    5.07%
Morningstar Short Gov't Fund Avg.  4.74   2.48     4.36

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain investors, as described in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                               % of Net Assets as of
FUND COMPOSITION               9/30/07    9/30/06
----------------------------------------------------
Mortgage Related                60.7       65.4
----------------------------------------------------
Treasuries                       9.3       19.4
----------------------------------------------------
Asset-Backed Securities          5.7        4.5
----------------------------------------------------
Agency                           3.3        3.1
----------------------------------------------------
Hybrid ARMs                      2.5        2.0
----------------------------------------------------
Mortgaged Backed Securities      1.1        1.1
----------------------------------------------------
Collateralized Mortgage
 Obligation                      0.2         --
----------------------------------------------------
Government Sponsored              --        2.7
----------------------------------------------------
Short Term Investments & Other  17.2        1.8
----------------------------------------------------


                            % of Net Assets as of
EFFECTIVE MATURITY          9/30/07     9/30/06
--------------------------------------------------
1 year or less              20.9        21.3
--------------------------------------------------
1-5 years                   63.2        59.6
--------------------------------------------------
5-10 years                  15.9        19.1
--------------------------------------------------
10+ years                    n/a         n/a
--------------------------------------------------
Average Effective Maturity   3.2 years   3.5 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/5/ Net Expense Ratio/6/
-------------------------------------------------------
     A                       1.09%                0.95%
-------------------------------------------------------
     B                       1.84                 1.70
-------------------------------------------------------
     C                       1.84                 1.70
-------------------------------------------------------
     Y                       0.74                 0.70
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 3.00%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. /5/Before reductions and reimbursements.
/6/After reductions and reimbursements. Expense reductions are contractual and are set to expire on 1/31/08.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

--------------------------------------------------------------------------------
Strategy:
Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

--------------------------------------------------------------------------------
Inception Date:
March 23, 1984

--------------------------------------------------------------------------------
Manager:
Robert Payne
Martha A. Strom
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFMX
Class B         NEMBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Realized capital gains are fully taxable. Some investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds entail higher risks.

Management Discussion
--------------------------------------------------------------------------------

All U.S. bonds weathered a difficult period during the 12 months ended September 30, 2007, as concerns grew about the weakness in the housing market and the default rate in home mortgages. Consumer spending slowed and negative sentiment spilled over into other market areas as the crisis deepened this summer. At the same time, municipal bonds absorbed a record pace of new issues, creating a supply/demand imbalance. Municipal bonds with shorter maturities performed in line with U.S. Treasury securities, for the most part, but longer-term municipal bonds did better. Investors responded positively in September when the Federal Reserve Board cut the federal funds rate (a sensitive indicator of general interest rate trends) by 0.50%. Bonds with the shortest maturities were the first group to respond.

For the fiscal year ended September 30, 2007, Loomis Sayles Massachusetts Tax Free Income Fund's total return was 1.71% based on the net asset value of Class A shares and $0.64 per share in reinvested dividends. Primarily because of its longer maturity, the fund's results lagged the average return of 2.09% for Morningstar's Muni Massachusetts category and the 3.10% return on the nationally diversified Lehman Municipal Bond Index. The 30-day SEC yield on the fund's Class A shares at the end of September was 3.75%, equivalent to a taxable yield of 6.12%, adjusted for the combined maximum federal and Massachusetts income tax rate of 38.45%.

INVESTORS SOUGHT SAFETY IN HIGH-QUALITY, SHORT-MATURITY ISSUES
A climate of uncertainty prompted investors to seek higher-quality bonds with shorter maturities in pursuit of relative safety during most of fiscal 2007. The fund's emphasis on insured bonds had a positive effect on performance because of their higher credit quality. Higher education bonds also contributed positively to performance because many of these bonds have shorter maturities. However, relative to the Lehman benchmark, this fund was underweight in insured bonds and bonds on the shorter end of the maturity spectrum. Performance of the fund's housing-related bonds was slightly negative during the period.

MASSACHUSETTS MUNIS HELD UP BETTER THAN OTHER STATES' BONDS
Relative to other states, Massachusetts municipal bonds fared quite well thanks to steady demand from the state's retail investors. The fund's holdings in Puerto Rican municipal bonds, which had underperformed in the recent past, also turned in solid performance during the fiscal year as demand remained steady. (Municipal bonds issued in Puerto Rico provide diversification benefits to single-state portfolios and the interest they pay passes free of income tax to residents of any U.S. state.)

Some higher-quality Massachusetts general obligations with shorter maturities had the most positive impact on performance, reflecting heightened investor demand for relative safety. Municipal bonds issued for a medical center in Milford, Massachusetts, had the most negative impact on this fund's performance. These bonds remain in the portfolio because we believe they will recover in time.

FACED WITH CHANGE, FUND STRATEGY REMAINS STEADY
Market volatility has not changed the fund's long-term strategy. We are continuing to emphasize industrial revenue bonds because we appreciate the relatively high, tax-free income they provide and we believe investors will regain confidence in these issues if the recent turbulence subsides, allowing prices to rise. In fact, in the course of the fiscal year we lengthened the fund's maturity to capitalize on lower prices on certain longer-term municipal bonds.

Near term, we expect bonds to continue to trade in a relatively narrow range, with spreads - the difference in yield between higher- and lower-quality bonds
- tightening. Above-average supply should continue to weigh on municipal bond prices as we head into 2008. Longer-term, we believe high-yield municipals will recover from their recent decline if investors become more comfortable with risk and the subprime woes fade into history.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

Investment Results through September 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  September 30, 1997 through September 30, 2007

                                     [CHART]

                  Net Asset    MaximumSales   Lehman Municipal
                   Value/1/     Charge/2/        Bond Index
                 ----------    -----------      ------------
  9/30/1997        $10,000          $9,575        $10,000
 10/31/1997         10,049           9,622         10,064
 11/30/1997         10,109           9,680         10,124
 12/31/1997         10,249           9,813         10,271
  1/31/1998         10,332           9,893         10,377
  2/28/1998         10,317           9,879         10,380
  3/31/1998         10,288           9,851         10,390
  4/30/1998         10,252           9,817         10,343
  5/31/1998         10,410           9,968         10,506
  6/30/1998         10,447          10,003         10,548
  7/31/1998         10,453          10,009         10,574
  8/31/1998         10,619          10,168         10,738
  9/30/1998         10,737          10,281         10,871
 10/31/1998         10,693          10,239         10,871
 11/30/1998         10,711          10,256         10,909
 12/31/1998         10,752          10,295         10,937
  1/31/1999         10,876          10,413         11,067
  2/28/1999         10,826          10,366         11,019
  3/31/1999         10,813          10,353         11,034
  4/30/1999         10,845          10,384         11,061
  5/31/1999         10,775          10,317         10,997
  6/30/1999         10,599          10,148         10,839
  7/31/1999         10,636          10,184         10,878
  8/31/1999         10,485          10,039         10,791
  9/30/1999         10,454          10,009         10,796
 10/31/1999         10,307           9,869         10,679
 11/30/1999         10,398           9,956         10,792
 12/31/1999         10,307           9,869         10,712
  1/31/2000         10,223           9,788         10,665
  2/29/2000         10,350           9,910         10,789
  3/31/2000         10,543          10,095         11,025
  4/30/2000         10,496          10,050         10,960
  5/31/2000         10,455          10,011         10,903
  6/30/2000         10,665          10,212         11,192
  7/31/2000         10,800          10,341         11,347
  8/31/2000         10,935          10,471         11,522
  9/30/2000         10,892          10,429         11,462
 10/31/2000         10,980          10,513         11,587
 11/30/2000         11,026          10,557         11,675
 12/31/2000         11,261          10,782         11,964
  1/31/2001         11,300          10,820         12,082
  2/28/2001         11,340          10,858         12,120
  3/31/2001         11,336          10,855         12,229
  4/30/2001         11,220          10,743         12,097
  5/31/2001         11,329          10,847         12,227
  6/30/2001         11,409          10,924         12,309
  7/31/2001         11,582          11,090         12,491
  8/31/2001         11,800          11,299         12,697
  9/30/2001         11,734          11,235         12,654
 10/31/2001         11,843          11,340         12,805
 11/30/2001         11,756          11,256         12,697
 12/31/2001         11,623          11,129         12,577
  1/31/2002         11,688          11,191         12,795
  2/28/2002         11,820          11,317         12,949
  3/31/2002         11,602          11,109         12,695
  4/30/2002         11,815          11,313         12,943
  5/31/2002         11,907          11,401         13,022
  6/30/2002         12,045          11,533         13,160
  7/31/2002         12,198          11,680         13,329
  8/31/2002         12,347          11,822         13,489
  9/30/2002         12,625          12,088         13,785
 10/31/2002         12,395          11,868         13,556
 11/30/2002         12,317          11,793         13,500
 12/31/2002         12,563          12,029         13,785
  1/31/2003         12,537          12,004         13,750
  2/28/2003         12,733          12,192         13,942
  3/31/2003         12,745          12,203         13,950
  4/30/2003         12,826          12,281         14,043
  5/31/2003         13,155          12,596         14,371
  6/30/2003         13,096          12,539         14,310
  7/31/2003         12,527          11,995         13,810
  8/31/2003         12,609          12,073         13,913
  9/30/2003         12,950          12,400         14,322
 10/31/2003         12,930          12,380         14,249
 11/30/2003         13,073          12,518         14,398
 12/31/2003         13,195          12,634         14,517
  1/31/2004         13,285          12,720         14,600
  2/29/2004         13,480          12,907         14,820
  3/31/2004         13,449          12,877         14,768
  4/30/2004         13,087          12,531         14,419
  5/31/2004         13,029          12,476         14,366
  6/30/2004         13,045          12,491         14,419
  7/31/2004         13,232          12,669         14,608
  8/31/2004         13,491          12,918         14,901
  9/30/2004         13,581          13,004         14,980
 10/31/2004         13,704          13,121         15,109
 11/30/2004         13,564          12,987         14,985
 12/31/2004         13,744          13,160         15,168
  1/31/2005         13,909          13,318         15,309
  2/28/2005         13,852          13,263         15,258
  3/31/2005         13,759          13,175         15,162
  4/30/2005         14,008          13,413         15,401
  5/31/2005         14,125          13,524         15,510
  6/30/2005         14,184          13,581         15,606
  7/31/2005         14,092          13,493         15,536
  8/31/2005         14,244          13,639         15,693
  9/30/2005         14,110          13,510         15,587
 10/31/2005         14,000          13,405         15,492
 11/30/2005         14,077          13,479         15,567
 12/31/2005         14,205          13,601         15,701
  1/31/2006         14,222          13,618         15,743
  2/28/2006         14,339          13,729         15,849
  3/31/2006         14,230          13,625         15,739
  4/30/2006         14,243          13,637         15,734
  5/31/2006         14,298          13,690         15,804
  6/30/2006         14,232          13,627         15,744
  7/31/2006         14,393          13,781         15,932
  8/31/2006         14,616          13,995         16,168
  9/30/2006         14,708          14,083         16,281
 10/31/2006         14,808          14,179         16,383
 11/30/2006         14,936          14,301         16,519
 12/31/2006         14,860          14,228         16,461
  1/31/2007         14,800          14,171         16,419
  2/28/2007         15,001          14,364         16,635
  3/31/2007         14,941          14,306         16,594
  4/30/2007         14,980          14,344         16,643
  5/31/2007         14,892          14,259         16,570
  6/30/2007         14,786          14,158         16,484
  7/31/2007         14,879          14,247         16,611
  8/31/2007         14,745          14,119         16,540
  9/30/2007         14,959          14,323         16,785

Average Annual Returns  -- September 30, 2007/4/


                                         1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 3/23/84)
Net Asset Value/1/                        1.71%  3.46%    4.12%
With Maximum Sales Charge/2/             -2.61   2.56     3.67

CLASS B (Inception 9/13/93)
Net Asset Value/1/                        0.94   2.73     3.41
With CDSC/3/                             -3.95   2.38     3.41
----------------------------------------------------------------

COMPARATIVE PERFORMANCE                  1 YEAR 5 YEARS 10 YEARS
Lehman Municipal Bond Index               3.10%  4.02%    5.32%
Morningstar Muni Massachusetts Fund Avg.  2.09   3.17     4.37

Yields as of September 30, 2007


                            CLASS A CLASS B
SEC 30-Day Yield/5/          3.75%   3.18%
Taxable Equivalent Yield/6/  6.12    5.20

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       9/30/07    9/30/06
------------------------------------------
Aaa                   38.7       36.8
------------------------------------------
Aa                    18.0       20.5
------------------------------------------
A                     16.1       20.3
------------------------------------------
Baa                   12.2        9.5
------------------------------------------
Ba                     4.7        4.3
------------------------------------------
Not Rated*             8.4        6.0
------------------------------------------
Short-term and other   1.9        2.6
------------------------------------------

 Credit quality is based on ratings from Moody's Investors Service.
 * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          9/30/07     9/30/06
--------------------------------------------------
1 year or less               1.0         1.9
--------------------------------------------------
1-5 years                   31.1        30.7
--------------------------------------------------
5-10 years                  40.6        49.3
--------------------------------------------------
10+ years                   27.3        18.1
--------------------------------------------------
Average Effective Maturity   8.9 years   6.9 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/7/ Net Expense Ratio/8/
-------------------------------------------------------
     A                       1.14%                0.95%
-------------------------------------------------------
     B                       1.89                 1.70
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.25%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/4/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. /5/SEC Yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/6/Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
/7/Before reductions and reimbursements.
/8/After reductions and reimbursements. Expense reductions are contractual and are set to expire on 1/31/08.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in municipal securities that pay interest exempt from federal income tax other than the alternative minimum tax

--------------------------------------------------------------------------------
Fund Inception:
May 9, 1977

--------------------------------------------------------------------------------
Managers:
Robert Payne
Martha A. Strom
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFTX
                                 Class B NETBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Realized capital gains are fully taxable. Some investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds entail higher risks.

Management Discussion
--------------------------------------------------------------------------------

All U.S. bonds weathered a difficult period during the 12 months ended September 30, 2007, as concerns grew about weakness in the housing market and the default rate in home mortgages. Consumer spending slowed and negative sentiment spilled over into other market areas this summer as the crisis deepened. At the same time, municipal bonds were also impacted by a record pace of new issues, which created an imbalance in supply and demand. Municipal bonds with shorter maturities performed in line with U.S. Treasury securities, for the most part, but longer-term municipal bonds did better for much of the fiscal period. However, the markets turned around in September when the Federal Reserve Board cut the federal funds rate (a sensitive indicator of general interest rate trends) by 0.50%. Bonds with the shortest maturities were the first group to respond.

For the fiscal year ended September 30, 2007, the total return on Loomis Sayles Municipal Income Fund was 1.19%, based on the net asset value of Class A shares and $0.28 in dividends as well as $0.03 in capital gains reinvested during the period. The fund lagged its benchmark, the Lehman Municipal Bond Index, which returned 3.10% for the period, and the 1.86% average return on Morningstar's Muni National Long category. The 30-day SEC yield on Class A shares of the fund at the end of September 2007 was 3.75%, equivalent to a taxable yield of 5.78% based on the maximum federal income tax rate of 35.00%.

AS CONCERNS MOUNTED, INVESTORS SOUGHT SAFETY IN HIGH-QUALITY, SHORT-MATURITY ISSUES
Demand for higher-quality, shorter-maturity bonds mounted during the fiscal year, as market turbulence caused investors to emphasize relative safety over income. Because of their high credit quality, insured and tax-backed municipal bonds performed well, but the fund was underweight in these issues relative to the benchmark, which limited the fund's participation.

The fund held a relatively large position in municipal bonds in the resource recovery industry. These high-yielding issues slipped from favor when investors retreated to the relative safety of higher-quality bonds. We reduced the fund's exposure to industrial development and pollution control bonds in an effort to minimize our exposure to corporate-backed municipal bonds and limit the impact of flight-to-quality trades.

No geographic area where the fund had significant exposure contributed negatively to performance. The most positive were New York State bonds, which fared well as retail investors in that state remained relatively active.

Because investor demand was high, the fund's best-performing securities during the year were some high-quality bonds issued for an energy facility in Washington State, which offered a relatively high coupon and shorter maturity. On the other hand, lower-quality municipal bonds with longer maturity structures performed poorly, including some bonds issued for a retirement community in Colorado. Both of these positions remain in the portfolio because we believe they will do well over time.

VOLATILE BOND PRICES DID NOT IMPACT FUND STRATEGY
Throughout this volatile 12-month period, the fund continued to maintain its emphasis on revenue bonds - tax-exempt bonds issued by municipalities to benefit businesses - because we believe investors will regain their confidence in these issues, ultimately causing their prices to increase.

Near term, we expect bonds to continue to trade in a relatively narrow range, with spreads - the difference in yield between higher- and lower-quality bonds
- tightening. Above-average supply should continue to weigh on municipal bond prices as we head into 2008. Longer-term, we believe high-yield municipals will recover from their recent price decline if investors become more comfortable with risk and the subprime woes fade into history.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

Investment Results through September 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                    September 30, 1997 through September 30, 2007

                                     [CHART]



                   Net Asset    Maximum Sales   Lehman Municipal
                   Value/1/      Charge/2/      Bond Index/3/
                  -----------    ------------    ------------
  9/30/1997        $10,000         $ 9,550         $10,000
 10/31/1997         10,070           9,617          10,064
 11/30/1997         10,101           9,647          10,124
 12/31/1997         10,241           9,780          10,271
  1/31/1998         10,368           9,901          10,377
  2/28/1998         10,439           9,969          10,380
  3/31/1998         10,455           9,984          10,390
  4/30/1998         10,406           9,937          10,343
  5/31/1998         10,518          10,045          10,506
  6/30/1998         10,562          10,087          10,548
  7/31/1998         10,580          10,104          10,574
  8/31/1998         10,721          10,238          10,738
  9/30/1998         10,808          10,321          10,871
 10/31/1998         10,771          10,286          10,871
 11/30/1998         10,816          10,329          10,909
 12/31/1998         10,829          10,342          10,937
  1/31/1999         10,935          10,443          11,067
  2/28/1999         10,912          10,421          11,019
  3/31/1999         10,917          10,425          11,034
  4/30/1999         10,949          10,457          11,061
  5/31/1999         10,911          10,420          10,997
  6/30/1999         10,787          10,301          10,839
  7/31/1999         10,819          10,332          10,878
  8/31/1999         10,709          10,227          10,791
  9/30/1999         10,713          10,231          10,796
 10/31/1999         10,558          10,083          10,679
 11/30/1999         10,657          10,177          10,792
 12/31/1999         10,571          10,095          10,712
  1/31/2000         10,515          10,041          10,665
  2/29/2000         10,631          10,153          10,789
  3/31/2000         10,795          10,309          11,025
  4/30/2000         10,736          10,253          10,960
  5/31/2000         10,706          10,224          10,903
  6/30/2000         10,902          10,411          11,192
  7/31/2000         11,023          10,527          11,347
  8/31/2000         11,175          10,672          11,522
  9/30/2000         11,144          10,643          11,462
 10/31/2000         11,236          10,730          11,587
 11/30/2000         11,312          10,803          11,675
 12/31/2000         11,499          10,981          11,964
  1/31/2001         11,579          11,058          12,082
  2/28/2001         11,598          11,076          12,120
  3/31/2001         11,693          11,167          12,229
  4/30/2001         11,568          11,047          12,097
  5/31/2001         11,678          11,152          12,227
  6/30/2001         11,771          11,242          12,309
  7/31/2001         11,977          11,438          12,491
  8/31/2001         12,168          11,620          12,697
  9/30/2001         11,958          11,420          12,654
 10/31/2001         12,120          11,574          12,805
 11/30/2001         11,989          11,449          12,697
 12/31/2001         11,843          11,310          12,577
  1/31/2002         12,037          11,495          12,795
  2/28/2002         12,199          11,650          12,949
  3/31/2002         11,999          11,459          12,695
  4/30/2002         12,196          11,647          12,943
  5/31/2002         12,258          11,707          13,022
  6/30/2002         12,372          11,816          13,160
  7/31/2002         12,451          11,891          13,329
  8/31/2002         12,549          11,984          13,489
  9/30/2002         12,749          12,176          13,785
 10/31/2002         12,426          11,866          13,556
 11/30/2002         12,406          11,847          13,500
 12/31/2002         12,708          12,136          13,785
  1/31/2003         12,550          11,985          13,750
  2/28/2003         12,734          12,161          13,942
  3/31/2003         12,728          12,155          13,950
  4/30/2003         12,841          12,263          14,043
  5/31/2003         13,161          12,568          14,371
  6/30/2003         13,133          12,542          14,310
  7/31/2003         12,563          11,998          13,810
  8/31/2003         12,695          12,124          13,913
  9/30/2003         13,075          12,486          14,322
 10/31/2003         13,013          12,427          14,249
 11/30/2003         13,181          12,588          14,398
 12/31/2003         13,297          12,699          14,517
  1/31/2004         13,378          12,776          14,600
  2/29/2004         13,585          12,974          14,820
  3/31/2004         13,576          12,965          14,768
  4/30/2004         13,242          12,646          14,419
  5/31/2004         13,213          12,618          14,366
  6/30/2004         13,221          12,626          14,419
  7/31/2004         13,391          12,789          14,608
  8/31/2004         13,634          13,020          14,901
  9/30/2004         13,713          13,096          14,980
 10/31/2004         13,828          13,206          15,109
 11/30/2004         13,705          13,088          14,985
 12/31/2004         13,876          13,252          15,168
  1/31/2005         14,027          13,396          15,309
  2/28/2005         13,959          13,331          15,258
  3/31/2005         13,869          13,245          15,162
  4/30/2005         14,119          13,484          15,401
  5/31/2005         14,223          13,583          15,510
  6/30/2005         14,306          13,662          15,606
  7/31/2005         14,217          13,577          15,536
  8/31/2005         14,394          13,746          15,693
  9/30/2005         14,247          13,606          15,587
 10/31/2005         14,137          13,501          15,492
 11/30/2005         14,219          13,579          15,567
 12/31/2005         14,340          13,695          15,701
  1/31/2006         14,364          13,718          15,743
  2/28/2006         14,488          13,836          15,849
  3/31/2006         14,378          13,731          15,739
  4/30/2006         14,385          13,738          15,734
  5/31/2006         14,431          13,782          15,804
  6/30/2006         14,379          13,732          15,744
  7/31/2006         14,543          13,888          15,932
  8/31/2006         14,806          14,140          16,168
  9/30/2006         14,932          14,260          16,281
 10/31/2006         15,038          14,361          16,383
 11/30/2006         15,184          14,501          16,519
 12/31/2006         15,099          14,419          16,461
  1/31/2007         15,023          14,347          16,419
  2/28/2007         15,252          14,565          16,635
  3/31/2007         15,175          14,493          16,594
  4/30/2007         15,201          14,517          16,643
  5/31/2007         15,105          14,426          16,570
  6/30/2007         14,989          14,315          16,484
  7/31/2007         15,057          14,379          16,611
  8/31/2007         14,838          14,171          16,540
  9/30/2007         15,111          14,431          16,785

Average Annual Total Returns -- September 20, 2007/6/


                                         1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 5/9/77)
Net Asset Value/1/                        1.19%  3.46%    4.21%
With Maximum Sales Charge/2/             -3.42   2.50     3.74

Class B (Inception 9/13/93)
Net Asset Value/1/                        0.44   2.72     3.39
With CDSC/3/                             -4.42   2.36     3.39
----------------------------------------------------------------

COMPARATIVE PERFORMANCE                  1 YEAR 5 YEARS 10 YEARS
Lehman Municipal Bond Index               3.10%  4.02%    5.32%
Morningstar Muni National Long Fund Avg.  1.86   3.41     4.41

Yields as of September 30, 2007


                            CLASS A CLASS B
SEC 30-Day Yield/4/          3.75%   3.17%
Taxable Equivalent Yield/5/  5.78    4.89

See page 13 for a description of the indexes.

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       9/30/07    9/30/06
------------------------------------------
Aaa                   31.2       28.2
------------------------------------------
Aa                    18.3       13.8
------------------------------------------
A                     22.5       27.1
------------------------------------------
Baa                   12.9       14.1
------------------------------------------
Ba                     3.7        3.3
------------------------------------------
Not Rated*            10.2       12.0
------------------------------------------
Short-term and other   1.2        1.5
------------------------------------------

 Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          9/30/07     9/30/06
--------------------------------------------------
1 year or less               0.2         4.4
--------------------------------------------------
1-5 years                   12.1         3.7
--------------------------------------------------
5-10 years                  58.4        76.0
--------------------------------------------------
10+ years                   29.3        15.9
--------------------------------------------------
Average Effective Maturity  10.1 years   8.4 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/7/ Net Expense Ratio/8/
-------------------------------------------------------
     A              0.99%                 0.95%
-------------------------------------------------------
     B               1.75                  1.70
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/4/SEC Yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/5/Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
/6/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. /7/Before reductions and reimbursements.
/8/After reductions and reimbursements. Expense reductions are contractual and are set to expire on 1/31/08.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

PORTFOLIO PROFILE



Objective:
Seeks high current income, with a secondary objective of capital growth

--------------------------------------------------------------------------------
Strategy:
Invests primarily in income-producing securities in the U.S. and around the world

--------------------------------------------------------------------------------
Fund Inception:
May 1, 1995

--------------------------------------------------------------------------------
Managers:
Daniel J. Fuss, CFA, CIC
Kathleen C. Gaffney, CFA

--------------------------------------------------------------------------------
Associate Managers:
Matthew J. Eagan, CFA
Elaine M. Stokes
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFZX
                                 Class B NEZBX
                                 Class C NECZX
                                 Class Y NEZYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

Management Discussion
--------------------------------------------------------------------------------

Following a long run of strong growth, this summer the U.S. economy began to falter under the weight of the subprime mortgage debacle and fears that lax mortgage lending practices might spread to other credit arenas. After holding interest rates steady for several quarters, the Federal Reserve Board cut the federal funds rate by 0.50% in September in a bid to keep the economy on course. Overseas, global markets continued to thrive, aided in part by currency gains against the U.S. dollar.

For the fiscal year ended September 30, 2007, Class A shares of Loomis Sayles Strategic Income Fund provided a total return of 9.90% at net asset value, including $0.82 in reinvested dividends. These results were significantly ahead of the fund's benchmark, the Lehman Aggregate Bond Index, which returned 5.14% for the period. Bear in mind that the fund has greater investment flexibility than the benchmark. The fund also outperformed the 6.33% average return on Morningstar's Multisector Bond category. The 30-day SEC yield on the fund's Class A shares was 5.27% on September 30, 2007.

FUND BENEFITED FROM POSITIONING STRATEGIES AND SELECTION
Portfolio allocation and security selection drove the fund's performance. The fund's Latin American holdings were strongest at the beginning of the period, while Asian currencies lagged until the third quarter of 2007. In the United States, lower-rated issues outperformed higher-rated bonds early in the period, but as conditions deteriorated in the credit markets, investors retreated to higher-quality holdings, preferring safety to income. This switch in sentiment boosted returns for the fund's AAA-rated bonds, including U.S. Treasury issues. Overall portfolio quality as of the end of September 2007 was up slightly from a year ago.

QUALITY STRATEGIES AND NON-DOLLAR HOLDINGS AIDED RETURNS
Timely shifts upward in quality sectors contributed to the fund's strong performance. Our shift in emphasis from lower- to higher-quality segments allowed us to avoid some of the price declines in high-yield markets. However, extreme market weakness in the latter part of the period reduced the favorable impact of this strategy.

With the global economy steaming ahead, non-dollar holdings added broadly to the fund's results. Bonds denominated in Brazil's real were the strongest contributors, thanks to that country's continued economic growth and speculative buying of its currency. Bonds tied to other Latin American currencies and the Canadian dollar also benefited the fund, along with some non-dollar equities and preferred stocks. Asian bonds, which had lagged for several months, regained some ground in the closing quarter.

CREDIT WOES UNDERCUT HOUSING-RELATED ISSUES
Housing-related issues were the greatest detractors from the fund's performance, as mortgage defaults increased over the summer. Tighter credit standards made borrowing more difficult, cutting into sales of new and existing homes. The weak real estate market also took a toll on the portfolio's holdings in real estate investment trusts (REITs).

FUND POSITIONED FOR MUTED U.S. GROWTH AND OVERSEAS STRENGTH
We believe the effects of the credit crunch on U.S. markets will be sharpest in 2007's fourth quarter, temporarily decelerating the long-running economic expansion. We expect real growth (adjusted for inflation) to fall below 2% in the United States. However, we believe it will pick up again in 2008, albeit at a slower pace than in recent years. Higher monthly payments on adjustable-rate mortgages may put a damper on consumer spending, a major economic component. Moderating growth may also bring declining bond yields and higher prices. If credit and economic conditions improve, we believe investment-grade corporate issues will benefit. Investors may also be drawn back to hard-hit mortgage-backed issues, where we believe attractive valuations are emerging. If current supply/demand imbalances fade, we believe the outlook for high-yield bonds should brighten. Consequently, we positioned the fund to benefit from ongoing strength in the global economy that we see ahead, with nearly one-third of the fund's assets committed to non-U.S. holdings.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

Investment Results through September 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                 September 30, 1997 through September 30, 2007

                                     [CHART]

                                                              Lehman U.S.
             Net Asset   Maximum Sales   Lehman Aggregate   Universal Bond
             Value/1/      Charge/2/        Bond Index           Index
             ---------   -------------   ----------------   ---------------
 9/30/1997   $10,000     $ 9,550              $10,000         $10,000
10/31/1997     9,790       9,349               10,145          10,127
11/30/1997     9,843       9,400               10,192          10,184
12/31/1997     9,793       9,352               10,294          10,292
 1/31/1998     9,952       9,504               10,427          10,414
 2/28/1998    10,134       9,678               10,419          10,411
 3/31/1998    10,351       9,885               10,455          10,449
 4/30/1998    10,354       9,888               10,509          10,515
 5/31/1998    10,186       9,727               10,609          10,640
 6/30/1998    10,024       9,573               10,699          10,718
 7/31/1998     9,898       9,453               10,722          10,708
 8/31/1998     8,683       8,292               10,896          10,758
 9/30/1998     8,964       8,561               11,151          11,107
10/31/1998     9,061       8,653               11,092          10,936
11/30/1998     9,669       9,234               11,155          11,142
12/31/1998     9,625       9,191               11,189          11,174
 1/31/1999     9,791       9,350               11,269          11,285
 2/28/1999     9,651       9,217               11,072          11,017
 3/31/1999    10,161       9,703               11,133          11,095
 4/30/1999    10,812      10,325               11,168          11,127
 5/31/1999    10,477      10,005               11,071          10,978
 6/30/1999    10,507      10,034               11,035          10,921
 7/31/1999    10,300       9,837               10,988          10,861
 8/31/1999    10,171       9,714               10,983          10,834
 9/30/1999    10,236       9,776               11,110          10,952
10/31/1999    10,322       9,858               11,151          11,002
11/30/1999    10,509      10,036               11,150          11,014
12/31/1999    10,795      10,309               11,097          10,956
 1/31/2000    10,695      10,213               11,060          10,917
 2/29/2000    11,116      10,616               11,194          11,018
 3/31/2000    11,228      10,723               11,342          11,112
 4/30/2000    10,907      10,416               11,309          11,015
 5/31/2000    10,555      10,080               11,304          10,974
 6/30/2000    10,957      10,464               11,539          11,249
 7/31/2000    11,053      10,556               11,644          11,385
 8/31/2000    11,297      10,788               11,813          11,534
 9/30/2000    10,998      10,504               11,887          11,594
10/31/2000    10,551      10,076               11,966          11,606
11/30/2000    10,496      10,024               12,161          11,756
12/31/2000    10,869      10,379               12,387          11,984
 1/31/2001    11,214      10,710               12,589          12,312
 2/28/2001    11,197      10,693               12,699          12,420
 3/31/2001    10,774      10,289               12,763          12,496
 4/30/2001    10,598      10,122               12,710          12,451
 5/31/2001    10,835      10,347               12,786          12,566
 6/30/2001    10,806      10,319               12,835          12,629
 7/31/2001    10,813      10,327               13,122          12,959
 8/31/2001    11,052      10,555               13,272          13,133
 9/30/2001    10,504      10,031               13,427          13,113
10/31/2001    10,752      10,268               13,708          13,439
11/30/2001    10,904      10,414               13,519          13,322
12/31/2001    10,854      10,366               13,433          13,231
 1/31/2002    10,978      10,484               13,541          13,343
 2/28/2002    11,110      10,610               13,673          13,443
 3/31/2002    11,238      10,732               13,445          13,195
 4/30/2002    11,509      10,992               13,706          13,379
 5/31/2002    11,753      11,225               13,822          13,556
 6/30/2002    11,567      11,046               13,942          13,578
 7/31/2002    11,292      10,784               14,110          13,571
 8/31/2002    11,609      11,086               14,348          13,923
 9/30/2002    11,452      10,937               14,581          14,187
10/31/2002    11,680      11,154               14,514          14,023
11/30/2002    12,117      11,571               14,511          14,204
12/31/2002    12,536      11,972               14,810          14,623
 1/31/2003    12,888      12,308               14,823          14,671
 2/28/2003    13,236      12,641               15,028          14,964
 3/31/2003    13,365      12,763               15,016          14,975
 4/30/2003    14,132      13,496               15,140          15,252
 5/31/2003    14,838      14,171               15,423          15,733
 6/30/2003    15,025      14,349               15,392          15,694
 7/31/2003    14,617      13,959               14,875          15,025
 8/31/2003    14,785      14,119               14,973          15,143
 9/30/2003    15,508      14,810               15,370          15,672
10/31/2003    15,858      15,144               15,226          15,505
11/30/2003    16,299      15,565               15,263          15,576
12/31/2003    16,904      16,143               15,418          15,750
 1/31/2004    17,204      16,430               15,542          15,909
 2/29/2004    17,192      16,419               15,710          16,109
 3/31/2004    17,418      16,634               15,828          16,264
 4/30/2004    16,695      15,944               15,416          15,752
 5/31/2004    16,416      15,677               15,355          15,641
 6/30/2004    16,728      15,975               15,441          15,707
 7/31/2004    16,890      16,130               15,594          15,901
 8/31/2004    17,410      16,627               15,892          16,276
 9/30/2004    17,867      17,063               15,935          16,368
10/31/2004    18,290      17,467               16,069          16,526
11/30/2004    18,729      17,886               15,940          16,361
12/31/2004    19,090      18,231               16,087          16,574
 1/31/2005    18,951      18,098               16,188          16,706
 2/28/2005    19,199      18,335               16,093          16,607
 3/31/2005    18,884      18,035               16,010          16,400
 4/30/2005    18,735      17,892               16,227          16,620
 5/31/2005    18,923      18,071               16,402          16,853
 6/30/2005    19,278      18,411               16,492          16,987
 7/31/2005    19,446      18,571               16,341          16,816
 8/31/2005    19,672      18,786               16,551          17,072
 9/30/2005    19,689      18,803               16,380          16,816
10/31/2005    19,494      18,617               16,251          16,633
11/30/2005    19,592      18,710               16,323          16,734
12/31/2005    19,804      18,912               16,478          16,899
 1/31/2006    20,307      19,393               16,479          16,865
 2/28/2006    20,528      19,604               16,533          16,939
 3/31/2006    20,413      19,494               16,371          16,701
 4/30/2006    20,721      19,789               16,342          16,640
 5/31/2006    20,504      19,581               16,324          16,611
 6/30/2006    20,446      19,526               16,359          16,636
 7/31/2006    20,749      19,815               16,580          16,881
 8/31/2006    21,251      20,295               16,834          17,194
 9/30/2006    21,468      20,502               16,982          17,386
10/31/2006    21,863      20,879               17,094          17,524
11/30/2006    22,149      21,152               17,292          17,772
12/31/2006    22,151      21,154               17,192          17,619
 1/31/2007    22,193      21,195               17,185          17,615
 2/28/2007    22,573      21,557               17,450          17,970
 3/31/2007    22,510      21,497               17,450          17,884
 4/30/2007    22,976      21,942               17,544          18,013
 5/31/2007    23,169      22,126               17,411          17,837
 6/30/2007    22,939      21,907               17,360          17,753
 7/31/2007    22,685      21,664               17,505          17,814
 8/31/2007    22,882      21,852               17,719          17,978
 9/30/2007    23,591      22,530               17,854          18,122



Average Annual Returns -- September 30, 2007/4/


                                                                  SINCE
                                       1 YEAR 5 YEARS 10 YEARS  INCEPTION
CLASS A (Inception 5/1/95)
Net Asset Value/1/                      9.90%  15.55%   8.96%        --
With Maximum Sales Charge/2/            4.94   14.49    8.45         --

CLASS B (Inception 5/1/95)
Net Asset Value/1/                      9.08   14.68    8.15         --
With CDSC/3/                            4.08   14.45    8.15         --

CLASS C (Inception 5/1/95)
Net Asset Value/1/                      9.08   14.69    8.15         --
With CDSC/3/                            8.08   14.69    8.15         --

CLASS Y (Inception 12/1/99)
Net Asset Value/1/                     10.22   15.87      --      11.20%
---------------------------------------------------------------------------

                                                                  SINCE
                                                                 CLASS Y
COMPARATIVE PERFORMANCE                1 YEAR 5 YEARS 10 YEARS INCEPTION/5/
Lehman Aggregate Bond Index             5.14%   4.13%   5.97%      6.19%
Lehman U.S. Universal Bond Index        5.30    4.85    6.07       6.45
Morningstar Multisector Bond Fund Avg.  6.33    9.05    5.48       6.73

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a predecessor fund. For performance current to the most recent month-end, visit www.funds.natixis.com. Class Y shares are available to certain investors, as described in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                     % of Net Assets as of
CREDIT QUALITY       9/30/07    9/30/06
------------------------------------------
Aaa                   32.6       32.1
------------------------------------------
Aa                     2.7        6.1
------------------------------------------
A                      6.5        3.5
------------------------------------------
Baa                   22.7       15.3
------------------------------------------
Ba                     9.9        9.5
------------------------------------------
B                      9.5       13.6
------------------------------------------
Caa                    5.6        3.5
------------------------------------------
Not Rated*             7.4        5.6
------------------------------------------
Short-term and other   3.1       10.8
------------------------------------------

 Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          9/30/07     9/30/06
--------------------------------------------------
1 year or less              10.9        14.5
--------------------------------------------------
1-5 years                   17.6        25.7
--------------------------------------------------
5-10 years                  19.4        18.0
--------------------------------------------------
10+ years                   52.1        41.8
--------------------------------------------------
Average Effective Maturity  15.6 years  12.7 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/6/ Net Expense Ratio/7/
-------------------------------------------------------
     A              1.05%                 1.05%
-------------------------------------------------------
     B               1.80                  1.80
-------------------------------------------------------
     C               1.80                  1.80
-------------------------------------------------------
     Y               0.78                  0.78
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. /5/The since-inception comparative performance figures shown for Class Y are calculated from 12/1/99.
/6/Before reductions and reimbursements.
/7/After reductions and reimbursements. Expense reductions are contractual and are set to expire on 1/31/08.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing. INDEX/AVERAGE DESCRIPTIONS
Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.

Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.

Lehman Municipal Bond Index is an unmanaged index of bonds issued by municipalities and other government entities having maturities of more than one year.

Lehman 1-5 Year Government Bond Index is an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies, with maturities between one and five years.

Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt, and foreign debt that meets specific maturity, liquidity and quality requirements.

Lehman U.S. Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Index, among other indexes.

Morningstar Fund Averages are the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds' website at www.funds.natixis.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the funds' website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from April 1, 2007 through September 30, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges, redemption fees, or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES CORE PLUS BOND FUND                4/1/07                9/30/07              4/1/07 - 9/30/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,021.20                  $5.17
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.95                  $5.16
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,016.60                  $9.00
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.14                  $9.00
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,017.60                  $8.95
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.19                  $8.95
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,022.60                  $3.75
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.36                  $3.75

*Expenses are equal to the Fund's annualized expense ratio (after advisory reduction/reimbursement): 1.02%, 1.78%, 1.77% and 0.74% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                          UNDERSTANDING FUND EXPENSES

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES HIGH INCOME FUND                   4/1/07                9/30/07              4/1/07 - 9/30/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,005.10                  $5.78
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.30                  $5.82
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,001.30                  $9.53
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.54                  $9.60
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $999.40                  $9.52
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.54                  $9.60

*Expenses are equal to the Fund's annualized expense ratio (after advisory reduction/reimbursement): 1.15%, 1.90% and 1.90% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 AGENCY FUND                                      4/1/07                9/30/07              4/1/07 - 9/30/07
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,020.50                  $4.91
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,020.21                  $4.91
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,016.60                  $8.75
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,016.39                  $8.74
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,015.70                  $8.69
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,016.44                  $8.69
-------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,020.90                  $3.65
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,021.46                  $3.65

*Expenses are equal to the Fund's annualized expense ratio (after advisory reduction/reimbursement): 0.97%, 1.73%, 1.72% and 0.72% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                          UNDERSTANDING FUND EXPENSES


LOOMIS SAYLES MASSACHUSETTS TAX FREE     BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 INCOME FUND                                     4/1/07                9/30/07              4/1/07 - 9/30/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,001.30                  $4.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.31                  $4.81
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $998.10                  $8.52
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.55                  $8.59

*Expenses are equal to the Fund's annualized expense ratio (after advisory reduction/reimbursement): 0.95% and 1.70% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES MUNICIPAL INCOME FUND             04/01/07               09/30/07             4/1/07 - 9/30/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $995.70                  $4.75
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.31                  $4.81
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $992.00                  $8.49
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.55                  $8.59

*Expenses are equal to the Fund's annualized expense ratio (after advisory reduction/reimbursement): 0.95% and 1.70% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES STRATEGIC INCOME FUND              4/1/07                9/30/07              4/1/07 - 9/30/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,048.00                  $5.29
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.90                  $5.22
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,043.90                  $9.22
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.04                  $9.10
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,043.20                  $9.07
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.19                  $8.95
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,048.70                  $3.90
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.26                  $3.85

*Expenses are equal to the Fund's annualized expense ratio: 1.03%, 1.80%, 1.77% and 0.76% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

              BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory agreement (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds' investment adviser believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds' performance benchmarks,
(ii) information on the Funds' advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints,"
(iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Funds' adviser (the "Adviser"), and
(v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser's financial results and financial condition, (ii) each Fund's investment objective and strategies and the size, education and experience of the Adviser's investment staff and its use of technology, external research and trading cost measurement tools,
(iii) arrangements in respect of the distribution of the Funds' shares,
(iv) the procedures employed to determine the value of the Funds' assets,
(v) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about each Fund's investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing performance and fee differentials against each Fund's peer group, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against its peer group. The portfolio management team for each Fund makes periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund's portfolio.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in June, 2007. The Agreements were continued for a one-year period for all Funds except Loomis Sayles Strategic Income Fund, whose Agreement was continued for five months. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates, including recent or planned investments by the Adviser in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Adviser to offer competitive compensation in order to attract and retain capable personnel. In the case of Loomis Sayles Strategic Income Fund, which had experienced substantial net cash inflows and asset growth in recent periods, the Trustees also considered the following factors: (1) the additional efforts required to manage the Fund's portfolio in periods of rapid growth (including the need to identify additional portfolio securities for investment as the Fund's assets grow), (2) the additional personnel and other resources needed in such efforts, (3) the possible effects of such cash inflows on the Fund's ability to achieve attractive investment returns and (4) the benefits to the Fund of such net cash inflows and asset growth (including lower expense ratios).

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the monitoring and oversight services provided by Natixis Advisors with respect to the Funds for which Natixis Advisors provides advisory oversight services. They also considered the administrative services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Funds using a variety of performance metrics, including metrics which also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund's performance or other relevant factors supported the renewal of the Agreements relating to that Fund.

The Trustees also considered the Adviser's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees considered that over the past several years, for various Funds in the Natixis Fund Family, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps. They noted that currently all of the Natixis Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser under these caps. The Trustees noted that several Funds had total expense ratios or advisory fee rates that were above the median of a peer group of Funds. The Trustees considered the circumstances that accounted for such relatively higher expenses. The Trustees also noted that management was proposing reductions to the expense caps for Loomis Sayles Core Plus Bond Fund and Loomis Sayles Limited Term Government and Agency Fund, effective July 1, 2007.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser's and its affiliates relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services gen-erally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that four of the Natixis Funds in this report had breakpoints in their advisory fees and that of the remaining Funds, all were subject to expense caps. The Trustees also considered management's representation that for certain Funds the Funds' Adviser did not benefit from economies of scale in providing services to the Funds (because of the investment style of the Fund, the small size of the Fund or for other reasons) or were capacity constrained with respect to the relevant investment strategy. For Loomis Sayles Strategic Income Fund, the Trustees received a report and presentation from management on the effect of recent growth in net assets of the Fund and the benefits of economies of scale realized and expected to be realized by the Fund (including decreases in the Fund's expense ratio resulting from increases in assets). The Trustees determined to approve the continuation of the Agreement for the Fund for five months rather than a full year to allow further review of the growth of the Fund's net assets and the effects of such growth on the Fund and the Adviser. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreements and under separate agreements covering administrative services.

.. so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement for Loomis Sayles Strategic Income Fund should be continued through November 30, 2007* and the existing Agreements for each of the other Funds should be continued through June 30, 2008.

* Subsequent to September 30, 2007, the Board of Trustees approved the continuation of the existing Agreement for the Loomis Sayles Strategic Income Fund through June 30, 2008.

         LOOMIS SAYLES CORE PLUS BOND FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                                         Value (+)
----------------------------------------------------------------------------------------------
Bonds and Notes -- 97.3% of Net Assets
              Asset-Backed Securities -- 3.2%
$     994,446 AmeriCredit Automobile Receivables Trust, Series 2005-CF,
              Class A-3,
              4.470%, 5/06/2010                                                $       991,257
      286,492 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2,
              3.872%, 3/25/2020                                                        274,530
    1,095,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3,
              4.615%, 2/25/2035                                                      1,013,526
    2,190,000 Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3,
              5.804%, 7/25/2034(c)                                                   2,160,865
      904,544 Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
              3.540%, 11/15/2008                                                       902,182
    1,186,342 Residential Asset Securities Corp., Series 2003-KS10, Class AI4,
              4.470%, 3/25/2032                                                      1,160,899
       57,091 WFS Financial Owner Trust, Series 2004-4, Class A3,
              2.980%, 9/17/2009                                                         57,007
      515,000 WFS Financial Owner Trust, Series 2004-4, Class A4,
              3.440%, 5/17/2012                                                        508,372
                                                                               ---------------
                                                                                     7,068,638
                                                                               ---------------
              Automotive -- 1.1%
    1,645,000 Ford Motor Co.,
              7.450%, 7/16/2031(b)                                                   1,291,325
    1,120,000 Ford Motor Credit Co. LLC,
              8.000%, 12/15/2016                                                     1,047,766
                                                                               ---------------
                                                                                     2,339,091
                                                                               ---------------
              Banking -- 0.5%
   70,000,000 Rabobank Nederland, Series EMTN, 144A,
              13.500%, 1/28/2008 (ISK)                                               1,128,633
                                                                               ---------------
              Brokerage -- 0.4%
      925,000 Goldman Sachs Group, Inc.,
              5.300%, 2/14/2012                                                        919,375
                                                                               ---------------
              Building Materials -- 1.0%
    1,125,000 Owens Corning, Inc.,
              7.000%, 12/01/2036                                                     1,094,901
    1,120,000 USG Corp.,
              6.300%, 11/15/2016                                                     1,016,460
                                                                               ---------------
                                                                                     2,111,361
                                                                               ---------------
              Diversified Financial Services -- 2.1%
    4,560,000 General Electric Cap Corp., Series A (MTN),
              5.625%, 9/15/2017                                                      4,558,750
                                                                               ---------------
              Diversified Manufacturing -- 0.7%
    1,650,000 Crane Co.,
              6.550%, 11/15/2036                                                     1,620,394
                                                                               ---------------
              Electric -- 2.3%
    1,455,000 Duke Energy Corp., Senior Note,
              4.200%, 10/01/2008                                                     1,440,241
    1,325,000 Enersis SA, Chile,
              7.375%, 1/15/2014(b)                                                   1,406,311
    1,325,000 Ipalco Enterprises, Inc., Senior Secured Note,
              8.375%, 11/14/2008                                                     1,351,500
      790,000 Southern California Edison Co.,
              7.625%, 1/15/2010                                                        830,168
                                                                               ---------------
                                                                                     5,028,220
                                                                               ---------------

  Principal
 Amount (++)  Description                                                  Value (+)
---------------------------------------------------------------------------------------
              Financial Services -- 1.0%
$   1,050,000 HSBC Finance Corp.,
              7.000%, 5/15/2012                                         $     1,103,945
    1,185,000 Morgan Stanley,
              4.000%, 1/15/2010                                               1,157,714
                                                                        ---------------
                                                                              2,261,659
                                                                        ---------------
              Government Guaranteed -- 2.2%
  138,000,000 Kreditanstalt fuer Wiederaufbau,
              1.850%, 9/20/2010 (JPY)                                         1,227,122
  275,000,000 Kreditanstalt fuer Wiederaufbau, Series EMTN,
              2.050%, 9/21/2009 (JPY)                                         2,439,904
    1,325,000 Kreditanstalt fuer Wiederaufbau,
              4.000%, 2/15/2012 (CHF)                                         1,188,256
                                                                        ---------------
                                                                              4,855,282
                                                                        ---------------
              Government Owned -- No Guarantee -- 1.0%
    2,145,000 Pemex Project Funding Master Trust,
              7.875%, 2/01/2009                                               2,214,955
                                                                        ---------------
              Healthcare -- 1.0%
      575,000 HCA, Inc.,
              7.500%, 12/15/2023                                                469,170
      485,000 Hospira, Inc.,
              6.050%, 3/30/2017                                                 477,110
    1,250,000 Medco Health Solutions,
              7.250%, 8/15/2013                                               1,317,107
                                                                        ---------------
                                                                              2,263,387
                                                                        ---------------
              Hybrid ARM -- 0.5%
    1,005,173 JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3,
              5.921%, 1/25/2037(c)                                            1,007,032
                                                                        ---------------
              Independent Energy -- 0.3%
       65,000 Anadarko Petroleum Corp.,
              6.450%, 9/15/2036                                                  63,992
      290,000 Chesapeake Energy Corp.,
              6.500%, 8/15/2017                                                 282,025
      385,000 Chesapeake Energy Corp.,
              6.875%, 11/15/2020                                                376,819
                                                                        ---------------
                                                                                722,836
                                                                        ---------------
              Industrial Other -- 0.4%
      785,000 Equifax, Inc.,
              7.000%, 7/01/2037                                                 786,327
                                                                        ---------------
              Media Cable -- 2.5%
    2,145,000 Comcast Corp.,
              6.950%, 8/15/2037                                               2,251,413
    1,060,000 Cox Communications, Inc.,
              6.750%, 3/15/2011                                               1,106,468
    1,085,000 CSC Holdings, Inc., Senior Note, Series B,
              7.625%, 4/01/2011                                               1,087,713
    1,228,000 Time Warner Cable, Inc., 144A,
              6.550%, 5/01/2037                                               1,204,645
                                                                        ---------------
                                                                              5,650,239
                                                                        ---------------
              Metals & Mining -- 0.4%
    1,005,000 United States Steel Corp.,
              6.650%, 6/01/2037                                                 927,168
                                                                        ---------------
              Mortgage Backed Securities -- 6.7%
      795,000 Banc of America Commercial Mortgage, Inc., Series 2005-6,
              Class A2,
              5.165%, 9/10/2047(c)                                              797,110

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                                       Value (+)
--------------------------------------------------------------------------------------------
              Mortgage Backed Securities -- continued
$     850,000 Banc of America Commercial Mortgage, Inc., Series 2006-1,
              Class A2,
              5.334%, 9/10/2045(c)                                           $       854,568
    1,305,000 Banc of America Commercial Mortgage, Inc., Series 2007-2,
              Class A2,
              5.634%, 4/10/2049                                                    1,319,601
    1,245,000 Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2005-PW10, Class A2,
              5.270%, 12/11/2040                                                   1,251,981
    2,150,000 Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2006-PW12, Class A4,
              5.711%, 9/11/2038(c)                                                 2,189,708
      710,000 Citigroup/Deutsche Bank Commercial Mortgage Trust,
              Series 2006-CD2, Class A2,
              5.408%, 1/15/2046                                                      714,898
    2,160,000 Commercial Mortgage Pass Through Certificates, Series 2006-C7,
              Class A4,
              5.768%, 6/10/2046(c)                                                 2,206,290
    1,500,000 GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
              4.751%, 7/10/2039                                                    1,431,550
    1,710,000 LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3,
              4.647%, 7/15/2030                                                    1,678,026
    2,400,000 Morgan Stanley Capital I, Series 2005-T19, Class A4A,
              4.890%, 6/12/2047                                                    2,310,503
                                                                             ---------------
                                                                                  14,754,235
                                                                             ---------------
              Mortgage Related -- 37.7%
    2,074,989 FHLMC,
              4.000%, 7/01/2019                                                    1,955,854
    5,938,218 FHLMC,
              4.500%, with various maturities from 2018 to 2034(d)                 5,648,173
   11,457,680 FHLMC,
              5.000%, with various maturities from 2018 to 2037(d)                11,006,747
    8,562,869 FHLMC,
              5.500%, with various maturities from 2018 to 2037(d)                 8,414,572
    1,978,543 FHLMC,
              5.952%, 11/01/2036(c)                                                1,992,900
      205,805 FHLMC,
              6.000%, 6/01/2035                                                      206,781
  140,000,000 FNMA,
              1.750%, 3/26/2008 (JPY)                                              1,223,299
      825,101 FNMA,
              4.000%, 6/01/2019                                                      777,499
    5,685,119 FNMA,
              4.500%, with various maturities from 2019 to 2035(d)                 5,401,928
   12,506,784 FNMA,
              5.000%, with various maturities from 2035 to 2037(d)                11,938,629
   19,172,114 FNMA,
              5.500%, with various maturities from 2018 to 2037(d)                18,813,340
    4,961,193 FNMA,
              6.000%, with various maturities from 2016 to 2036(d)                 4,984,439
    1,503,701 FNMA,
              6.052%, 2/01/2037(c)                                                 1,518,510
    4,085,516 FNMA,
              6.500%, with various maturities from 2029 to 2036(d)                 4,164,528
      253,152 FNMA,
              7.000%, 10/01/2030(d)                                                  263,803
      266,317 FNMA,
              7.500%, with various maturities from 2024 to 2032(d)                   278,787

  Principal
 Amount (++)  Description                                                     Value (+)
------------------------------------------------------------------------------------------
              Mortgage Related -- continued
$   1,063,994 GNMA,
              5.500%, 2/20/2034                                            $     1,046,630
      384,674 GNMA,
              6.000%, 1/15/2029                                                    388,465
      782,582 GNMA,
              6.500%, with various maturities from 2028 to 2032(d)                 802,158
      450,199 GNMA,
              7.000%, with various maturities from 2025 to 2029(d)                 472,220
      141,171 GNMA,
              7.500%, with various maturities from 2025 to 2030(d)                 148,318
       89,372 GNMA,
              8.000%, 11/15/2029                                                    95,038
      127,969 GNMA,
              8.500%, with various maturities from 2017 to 2023(d)                 137,907
       22,651 GNMA,
              9.000%, with various maturities in 2016(d)                            24,286
       48,405 GNMA,
              11.500%, with various maturities from 2013 to 2015(d)                 54,812
    1,800,000 Greenwich Capital Commercial Funding Corp., Series 2005-GG5,
              Class A2,
              5.117%, 4/10/2037                                                  1,803,118
                                                                           ---------------
                                                                                83,562,741
                                                                           ---------------
              Non Captive Consumer -- 0.5%
      245,000 SLM Corp., (MTN),
              5.050%, 11/14/2014                                                   207,777
      420,000 SLM Corp., (MTN),
              5.625%, 8/01/2033(b)                                                 323,307
      215,000 SLM Corp., Series A, (MTN),
              5.000%, 10/01/2013                                                   187,737
      280,000 SLM Corp., Series A, (MTN),
              5.000%, 4/15/2015                                                    234,840
       35,000 SLM Corp., Series A, (MTN),
              5.375%, 5/15/2014                                                     30,544
      120,000 SLM Corp.,Series A, (MTN),
              5.000%, 6/15/2018                                                     95,318
                                                                           ---------------
                                                                                 1,079,523
                                                                           ---------------
              Non-Captive Diversified -- 1.1%
    1,195,000 GMAC LLC,
              6.625%, 5/15/2012                                                  1,115,061
    1,320,000 GMAC LLC,
              8.000%, 11/01/2031(b)                                              1,295,028
                                                                           ---------------
                                                                                 2,410,089
                                                                           ---------------
              Non-Captive Finance -- 2.8%
  431,000,000 General Electric Capital Corp., Series EMTN,
              0.550%, 10/14/2008 (JPY)                                           3,732,006
    1,665,000 General Electric Capital Corp.,
              1.750%, 2/12/2010 (CHF)                                            1,379,132
    1,315,000 General Electric Capital Corp., Series EMTN,
              2.500%, 12/23/2010 (CHF)                                           1,096,204
                                                                           ---------------
                                                                                 6,207,342
                                                                           ---------------
              Oil Field Services -- 0.5%
    1,075,000 Weatherford International, Ltd.,
              6.500%, 8/01/2036                                                  1,058,366
                                                                           ---------------
              Paper -- 1.0%
      565,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                                   525,450

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                            Value (+)
---------------------------------------------------------------------------------
              Paper -- continued
$     755,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                  $       717,250
      735,000 Georgia-Pacific Corp.,
              8.000%, 1/15/2024                                           716,625
      365,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                           365,912
                                                                  ---------------
                                                                        2,325,237
                                                                  ---------------
              Pharmaceuticals -- 1.2%
    2,750,000 Valeant Pharmaceuticals International, Senior Note,
              7.000%, 12/15/2011                                        2,695,000
                                                                  ---------------
              Property & Casualty Insurance -- 0.2%
      475,000 Willis North America, Inc.,
              6.200%, 3/28/2017                                           471,306
                                                                  ---------------
              Real Estate Investment Trusts -- 1.8%
      195,000 Colonial Realty, LP, Senior Note,
              4.750%, 2/01/2010                                           192,180
    1,350,000 Colonial Realty, LP, Senior Note,
              5.500%, 10/01/2015                                        1,268,385
    1,250,000 iStar Financial, Inc., Senior Note,
              6.000%, 12/15/2010                                        1,215,201
    1,340,000 Simon Property Group, LP,
              6.375%, 11/15/2007                                        1,340,563
                                                                  ---------------
                                                                        4,016,329
                                                                  ---------------
              Retailers -- 0.1%
      305,000 J.C. Penney Corp., Inc.,
              5.750%, 2/15/2018                                           292,792
                                                                  ---------------
              Sovereigns -- 1.2%
  296,000,000 Canadian Government,
              1.900%, 3/23/2009 (JPY)                                   2,609,482
                                                                  ---------------
              Technology -- 3.0%
    1,040,000 Corning, Inc.,
              7.250%, 8/15/2036                                         1,090,565
    1,660,000 Freescale Semiconductor, Inc.,
              10.125%, 12/15/2016(b)                                    1,543,800
      295,000 Nortel Networks Corp.,
              6.875%, 9/01/2023(b)                                        238,950
      920,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                           777,400
    2,075,000 Pitney Bowes, Inc.,
              5.250%, 1/15/2037                                         1,990,744
      978,000 Xerox Corp.,
              6.400%, 3/15/2016                                           990,097
                                                                  ---------------
                                                                        6,631,556
                                                                  ---------------
              Tobacco -- 0.8%
    1,740,000 Reynolds American, Inc.,
              7.250%, 6/15/2037                                         1,818,952
                                                                  ---------------
              Treasuries -- 11.5%
   15,636,599 U.S. Treasury Bond,
              2.375%, 1/15/2025(b)(e)                                  15,774,639
    4,701,000 U.S. Treasury Bond,
              4.500%, 2/15/2036(b)                                      4,456,769
    1,790,000 U.S. Treasury Bond,
              4.750%, 2/15/2037(b)                                      1,765,248
    1,090,000 U.S. Treasury Bond,
              5.000%, 5/15/2037(b)                                      1,118,101

  Principal
 Amount (++)  Description                                                    Value (+)
------------------------------------------------------------------------------------------
              Treasuries -- continued
$     715,000 U.S. Treasury Bond,
              5.375%, 2/15/2031(b)                                        $       765,385
      160,000 U.S. Treasury Note,
              4.375%, 8/15/2012(b)                                                161,500
    1,405,000 U.S. Treasury Note,
              4.625%, 11/15/2016(b)                                             1,411,916
                                                                          ---------------
                                                                               25,453,558
                                                                          ---------------
              Wireless -- 2.3%
    1,925,000 SK Telecom Co., Ltd., 144A,
              6.625%, 7/20/2027                                                 1,951,769
      730,000 Sprint Capital Corp.,
              6.125%, 11/15/2008                                                  735,372
    1,110,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                                1,071,259
    1,420,000 True Move Co., Ltd., 144A,
              10.750%, 12/16/2013                                               1,433,632
                                                                          ---------------
                                                                                5,192,032
                                                                          ---------------
              Wirelines -- 4.3%
    1,380,000 Citizens Communications Co.,
              7.875%, 1/15/2027                                                 1,345,500
    2,760,000 Embarq Corp.,
              7.995%, 6/01/2036                                                 2,940,761
      210,000 Qwest Capital Funding, Inc., Guaranteed Note,
              6.500%, 11/15/2018                                                  185,325
    1,240,000 Qwest Corp.,
              7.200%, 11/10/2026                                                1,193,500
      850,000 Qwest Corp.,
              7.250%, 9/15/2025                                                   835,125
      255,000 Qwest Corp.,
              7.250%, 10/15/2035                                                  245,438
    1,675,000 Qwest Corp.,
              7.500%, 6/15/2023                                                 1,649,875
    1,055,000 Telefonica Emisones SAU,
              6.421%, 6/20/2016                                                 1,082,592
                                                                          ---------------
                                                                                9,478,116
                                                                          ---------------
              Total Bonds and Notes (Identified Cost $216,738,844)            215,520,003
                                                                          ---------------
   Shares/
  Principal
 Amount (++)
------------------------------------------------------------------------------------------
Short-Term Investments -- 16.5%
   31,895,894 State Street Securities Lending Quality Trust(f)                 31,895,894
$   4,778,565 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 9/28/07 at 3.750% to be repurchased at
              $4,780,058 on 10/1/07, collateralized by $4,765,000 Federal
              National Mortgage Association, 6.06% due 6/06/17 valued at
              $4,878,169, including accrued interest (Note 2f)                  4,778,565
                                                                          ---------------
              Total Short-Term Investments (Identified Cost $36,674,459)       36,674,459
                                                                          ---------------
              Total Investments -- 113.8%
              (Identified Cost $253,413,303)(a)                               252,194,462
              Other assets less liabilities -- (13.8)%                        (30,675,896)
                                                                          ---------------
              Net Assets -- 100%                                          $   221,518,566
                                                                          ===============

                See accompanying notes to financial statements.

Investments as of September 30, 2007

 (++) Principal amount is in U.S. dollars unless otherwise noted.
  (+) See Note 2a of Notes to Financial Statements.
  (a) Federal Tax Information:
      At September 30, 2007, the net unrealized depreciation on investments based on a cost of $253,878,746 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                        $ 2,102,654
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                         (3,786,938)
                                                                                            -----------
      Net unrealized depreciation                                                          $(1,684,284)
                                                                                            ===========
  (b) All or a portion of this security was on loan to brokers at September 30, 2007.
  (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as prime interest rate) on a specified date (such as coupon date or payment date). The coupon rate shown represents the rate at period end.
  (d) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage
      Corporation, Federal National Mortgage Association and Government National Mortgage
      Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of investments.
  (e) Treasury Inflation Protected Security (TIPS).
  (f) Represents investment of securities lending collateral.
 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,718,679 or 2.6% of net assets.
  ARM Adjustable Rate Mortgage
 EMTN Euro Medium Term Note
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 GNMA Government National Mortgage Association
  MTN Medium Term Note
  CHF Swiss Franc
  ISK Iceland Krona
  JPY Japanese Yen

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

                      Mortgage Related               37.7%
                      Treasuries                     11.5
                      Mortgage Backed Securities      6.7
                      Wirelines                       4.3
                      Asset-Backed Securities         3.2
                      Technology                      3.0
                      Non-Captive Finance             2.8
                      Media Cable                     2.5
                      Electric                        2.3
                      Wireless                        2.3
                      Government Guaranteed           2.2
                      Diversified Financial Services  2.1
                      Other, less than 2% each       16.7

                See accompanying notes to financial statements.

          LOOMIS SAYLES HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007

  Principal
 Amount (++)   Description                                                   Value (+)
-----------------------------------------------------------------------------------------
Bonds and Notes -- 90.5% of Net Assets
               Airlines -- 0.2%
$       70,525 Continental Airlines, Inc., Series 1997-4, Class 4B,
               6.900%, 1/02/2017                                          $        66,954
        36,768 Continental Airlines, Inc., Series 1999-1, Class C,
               6.954%, 8/02/2009                                                   35,941
                                                                          ---------------
                                                                                  102,895
                                                                          ---------------
               Automotive -- 3.5%
       420,000 Ford Motor Co.,
               6.375%, 2/01/2029                                                  308,700
        65,000 Ford Motor Co.,
               6.625%, 2/15/2028                                                   48,425
     1,220,000 Ford Motor Co.,
               6.625%, 10/01/2028                                                 908,900
       210,000 Ford Motor Co.,
               7.450%, 7/16/2031(b)                                               164,850
        40,000 Ford Motor Co.,
               7.500%, 8/01/2026                                                   30,100
        10,000 General Motors Corp.,
               8.375%, 7/15/2033(b)                                                 8,763
                                                                          ---------------
                                                                                1,469,738
                                                                          ---------------
               Banking -- 3.3%
   250,000,000 Barclays Financial LLC, 144A,
               4.060%, 9/16/2010 (KRW)                                            269,531
   400,000,000 Barclays Financial LLC, 144A,
               4.470%, 12/04/2011 (KRW)                                           432,824
       500,000 HSBC Bank USA, 144A,
               3.310%, 8/25/2010                                                  553,350
 1,436,358,000 JPMorgan Chase & Co., 144A,
               Zero Coupon, 3/28/2011 (IDR)                                       118,034
                                                                          ---------------
                                                                                1,373,739
                                                                          ---------------
               Chemicals -- 3.4%
       450,000 Borden, Inc.,
               7.875%, 2/15/2023                                                  362,250
       550,000 Borden, Inc.,
               9.200%, 3/15/2021                                                  467,500
       130,000 Georgia Gulf Corp.,
               10.750%, 10/15/2016(b)                                             113,100
       380,000 Hercules, Inc., Subordinated Note,
               6.500%, 6/30/2029                                                  307,800
       155,000 Mosaic Co., (The), 144A,
               7.625%, 12/01/2016                                                 165,269
                                                                          ---------------
                                                                                1,415,919
                                                                          ---------------
               Construction Machinery -- 0.3%
       120,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note,
               7.750%, 12/15/2013(b)                                              115,200
                                                                          ---------------
               Electric -- 3.5%
       375,000 Dynegy Holdings, Inc.,
               7.125%, 5/15/2018                                                  342,188
       180,000 Dynegy Holdings, Inc.,
               7.625%, 10/15/2026                                                 162,000
       165,000 Dynegy Holdings, Inc., 144A,
               7.750%, 6/01/2019                                                  157,781
       140,000 NGC Corp. Capital Trust I, Series B,
               8.316%, 6/01/2027                                                  129,500
       515,000 TXU Corp., Series Q,
               6.500%, 11/15/2024                                                 412,772

  Principal
 Amount (++)  Description                                          Value (+)
-------------------------------------------------------------------------------
              Electric -- continued
$     365,000 TXU Corp., Series R,
              6.550%, 11/15/2034                                $       286,256
                                                                ---------------
                                                                      1,490,497
                                                                ---------------
              Food & Beverage -- 0.4%
      200,000 Aramark Services, Inc.,
              5.000%, 6/01/2012                                         176,500
                                                                ---------------
              Gaming -- 0.1%
       45,000 Harrah's Operating Co., Inc.,
              5.750%, 10/01/2017                                         34,425
                                                                ---------------
              Government Guaranteed -- 2.5%
   28,000,000 Kreditanstalt fuer Wiederaufbau,
              1.850%, 9/20/2010 (JPY)                                   248,981
    1,205,000 Kreditanstalt fuer Wiederaufbau, Series E, (MTN),
              8.500%, 7/16/2010 (ZAR)                                   168,517
   70,000,000 Oesterreichische Kontrollbank AG,
              1.800%, 3/22/2010 (JPY)                                   620,260
                                                                ---------------
                                                                      1,037,758
                                                                ---------------
              Government Sponsored -- 1.4%
   70,000,000 Federal National Mortgage Association,
              1.750%, 3/26/2008 (JPY)                                   611,649
                                                                ---------------
              Healthcare -- 4.1%
        5,000 Boston Scientific Corp.,
              5.450%, 6/15/2014                                           4,488
      105,000 Boston Scientific Corp.,
              6.400%, 6/15/2016                                          95,812
       95,000 Boston Scientific Corp.,
              7.000%, 11/15/2035                                         82,412
      220,000 Community Health Systems, Inc., 144A,
              8.875%, 7/15/2015                                         226,050
       25,000 HCA, Inc.,
              6.375%, 1/15/2015                                          21,313
      205,000 HCA, Inc.,
              6.500%, 2/15/2016(b)                                      174,250
       15,000 HCA, Inc.,
              7.050%, 12/01/2027                                         11,360
      170,000 HCA, Inc.,
              7.500%, 12/15/2023                                        138,711
      700,000 HCA, Inc.,
              7.500%, 11/06/2033                                        563,500
      315,000 HCA, Inc.,
              7.580%, 9/15/2025                                         256,700
       35,000 HCA, Inc.,
              7.690%, 6/15/2025                                          28,747
       40,000 HCA, Inc.,
              7.750%, 7/15/2036                                          32,036
       40,000 HCA, Inc.,
              8.360%, 4/15/2024                                          34,779
       40,000 Invitrogen Corp.,
              1.500%, 2/15/2024                                          39,150
                                                                ---------------
                                                                      1,709,308
                                                                ---------------
              Home Construction -- 4.4%
      410,000 Desarrolladora Homex SAB de CV,
              7.500%, 9/28/2015                                         407,950
      385,000 K. Hovnanian Enterprises, Inc.,
              6.250%, 1/15/2015                                         292,600
      365,000 K. Hovnanian Enterprises, Inc., Senior Note,
              6.250%, 1/15/2016                                         281,050

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                         Value (+)
------------------------------------------------------------------------------
              Home Construction -- continued
$      30,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
              6.500%, 1/15/2014                                $        23,325
      100,000 KB Home, Guaranteed Note,
              5.875%, 1/15/2015                                         85,000
      590,000 KB Home, Guaranteed Note,
              7.250%, 6/15/2018                                        513,300
      155,000 Pulte Homes, Inc.,
              6.000%, 2/15/2035                                        112,982
      180,000 Pulte Homes, Inc.,
              6.375%, 5/15/2033                                        136,786
                                                               ---------------
                                                                     1,852,993
                                                               ---------------
              Independent Energy -- 2.7%
      625,000 Chesapeake Energy Corp.,
              6.500%, 8/15/2017                                        607,812
      175,000 Chesapeake Energy Corp.,
              6.875%, 11/15/2020                                       171,281
       10,000 Hilcorp Energy I LP, 144A,
              7.750%, 11/01/2015                                         9,775
       65,000 Pioneer Natural Resources Co.,
              6.875%, 5/01/2018                                         61,033
      310,000 Pioneer Natural Resources Co.,
              7.200%, 1/15/2028                                        277,087
                                                               ---------------
                                                                     1,126,988
                                                               ---------------
              Industrial Other -- 0.3%
      140,000 Ranhill Labuan Ltd., 144A,
              12.500%, 10/26/2011(b)                                   138,499
                                                               ---------------
              Media Non-Cable -- 1.1%
      175,000 Intelsat Corp.,
              6.875%, 1/15/2028                                        152,250
      455,000 Tribune Co.,
              5.250%, 8/15/2015(b)                                     317,107
                                                               ---------------
                                                                       469,357
                                                               ---------------
              Metals & Mining -- 2.0%
      740,000 Algoma Acquistion Corp., 144A,
              9.875%, 6/15/2015                                        658,600
      195,000 Vale Overseas, Ltd.,
              6.875%, 11/21/2036                                       200,902
                                                               ---------------
                                                                       859,502
                                                               ---------------
              Non Captive Consumer -- 1.4%
       60,000 SLM Corp., (MTN),
              5.050%, 11/14/2014                                        50,884
        5,000 SLM Corp., (MTN),
              5.625%, 8/01/2033                                          3,849
       20,000 SLM Corp., Series A, (MTN),
              5.000%, 10/01/2013                                        17,464
       10,000 SLM Corp., Series A, (MTN),
              5.000%, 6/15/2018                                          7,943
      735,000 SLM Corp., Series A, (MTN),
              6.500%, 6/15/2010 (NZD)                                  502,100
                                                               ---------------
                                                                       582,240
                                                               ---------------
              Non-Captive Diversified -- 3.5%
    1,300,000 General Electric Capital Corp., Series A, (MTN),
              2.960%, 5/18/2012 (SGD)                                  869,590
      330,000 GMAC LLC,
              6.625%, 5/15/2012                                        307,925

  Principal
 Amount (++)  Description                                                          Value (+)
-----------------------------------------------------------------------------------------------
              Non-Captive Diversified -- continued
$     330,000 GMAC LLC, (MTN),
              6.750%, 12/01/2014                                                $       299,104
       20,000 GMAC LLC,
              8.000%, 11/01/2031                                                         19,622
                                                                                ---------------
                                                                                      1,496,241
                                                                                ---------------
              Packaging -- 0.3%
      135,000 Owens-Illinois, Inc., Senior Note,
              7.800%, 5/15/2018                                                         132,975
                                                                                ---------------
              Paper -- 4.7%
      195,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028(b)                                                      129,675
      250,000 Abitibi-Consolidated, Inc.,
              8.500%, 8/01/2029                                                         170,938
      685,000 Bowater, Inc.,
              6.500%, 6/15/2013                                                         500,050
       75,000 Georgia-Pacific Corp.,
              7.250%, 6/01/2028                                                          68,625
      155,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                                        144,150
      370,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                                        351,500
      170,000 Georgia-Pacific Corp.,
              8.000%, 1/15/2024                                                         165,750
      430,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                                         431,075
                                                                                ---------------
                                                                                      1,961,763
                                                                                ---------------
              Pharmaceuticals -- 5.3%
      110,000 Elan Finance PLC,
              8.875%, 12/01/2013                                                        108,075
      500,000 Elan Finance PLC, Senior Note,
              7.750%, 11/15/2011                                                        490,000
      127,000 EPIX Pharmaceuticals, Inc., Senior Note,
              3.000%, 6/15/2024                                                          98,425
      210,000 Human Genome Sciences, Inc.,
              2.250%, 8/15/2012                                                         180,600
      265,000 Incyte Corp., Convertible
              3.500%, 2/15/2011                                                         242,475
       69,000 Inhale Therapeutic Systems, Inc., Subordinated Note, Convertible,
              3.500%, 10/17/2007                                                         68,137
       96,000 Nektar Therapeutics,
              3.250%, 9/28/2012                                                          82,320
      345,000 Regeneron Pharmaceuticals, Inc., Subordinated Note, Convertible
              5.500%, 10/17/2008                                                        351,900
      190,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible
              3.000%, 8/16/2010                                                         172,425
      505,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible,
              4.000%, 11/15/2013                                                        456,394
                                                                                ---------------
                                                                                      2,250,751
                                                                                ---------------
              Pipelines -- 2.1%
      415,000 El Paso Corp.,
              6.950%, 6/01/2028                                                         385,504
      575,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              6.400%, 1/05/2036                                                         490,011
                                                                                ---------------
                                                                                        875,515
                                                                                ---------------

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                          Value (+)
-------------------------------------------------------------------------------
              Retailers -- 2.9%
$     250,000 Dillard's, Inc.,
              6.625%, 1/15/2018(b)                              $       224,042
      105,000 Dillard's, Inc.,
              7.130%, 8/01/2018                                          96,731
       30,000 Macys Retail Holdings, Inc.,
              6.790%, 7/15/2027                                          27,472
    1,070,000 Toys R Us, Inc.,
              7.375%, 10/15/2018                                        858,675
       20,000 Toys R Us, Inc.,
              7.875%, 4/15/2013                                          17,400
                                                                ---------------
                                                                      1,224,320
                                                                ---------------
              Sovereigns -- 5.2%
   44,200(++) Mexican Fixed Rate Bonds, Series M-20,
              8.000%, 12/07/2023 (MXN)                                  405,856
  148,500(++) Mexican Fixed Rate Bonds, Series M-10,
              9.000%, 12/20/2012 (MXN)                                1,428,193
    1,050,000 Republic of South Africa,
              13.000%, 8/31/2010 (ZAR)                                  167,864
    3,911,323 Republic of Uruguay,
              4.250%, 4/05/2027 (UYU)                                   178,420
                                                                ---------------
                                                                      2,180,333
                                                                ---------------
              Supermarkets -- 3.1%
      190,000 Albertson's, Inc.,
              7.750%, 6/15/2026                                         188,892
      750,000 Albertson's, Inc., Senior Note,
              7.450%, 8/01/2029                                         721,953
      130,000 Albertson's, Inc., Senior Note,
              8.000%, 5/01/2031                                         131,954
       25,000 Albertson's, Inc., Senior Note,
              8.700%, 5/01/2030                                          26,983
      245,000 Albertson's, Inc., Series C, (MTN),
              6.625%, 6/01/2028                                         217,298
                                                                ---------------
                                                                      1,287,080
                                                                ---------------
              Supranational -- 2.5%
    1,900,000 Inter-American Development Bank, Series E, (MTN),
              Zero Coupon, 5/11/2009 (BRL)                              845,826
   13,400,000 Inter-American Development Bank, Series INTL
              13.000%, 6/20/2008 (ISK)                                  215,183
                                                                ---------------
                                                                      1,061,009
                                                                ---------------
              Technology -- 5.7%
      325,000 Freescale Semiconductor, Inc.,
              10.125%, 12/15/2016(b)                                    302,250
      345,000 JDS Uniphase Corp., Convertible,
              Zero Coupon, 11/15/2010                                   324,300
      215,000 Kulicke & Soffa Industries, Inc., Convertible,
              0.500%, 11/30/2008                                        199,950
       35,000 Kulicke & Soffa Industries, Inc., Convertible,
              1.000%, 6/30/2010                                          31,281
      910,000 Lucent Technologies, Inc.,
              6.450%, 3/15/2029                                         755,300
      266,000 Maxtor Corp., Subordinated Note,
              5.750%, 3/01/2012(d)                                      250,040
      500,000 Nortel Networks Corp.,
              6.875%, 9/01/2023                                         405,000
       40,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                          33,800

  Principal
 Amount (++)  Description                                            Value (+)
---------------------------------------------------------------------------------
              Technology -- continued
$      85,000 Unisys Corp., Senior Note,
              8.000%, 10/15/2012                                  $        80,538
                                                                  ---------------
                                                                        2,382,459
                                                                  ---------------
              Transportation Services -- 2.8%
      275,000 APL Ltd., Senior Note,
              8.000%, 1/15/2024(d)                                        231,000
      300,000 Overseas Shipholding Group, Senior Note,
              7.500%, 2/15/2024                                           291,000
      295,000 Stena AB, Senior Note,
              7.000%, 12/01/2016                                          293,525
      350,000 Stena AB, Senior Note,
              7.500%, 11/01/2013                                          351,750
                                                                  ---------------
                                                                        1,167,275
                                                                  ---------------
              Treasuries -- 7.6%
    3,390,000 U.S. Treasury Bond,
              4.500%, 2/15/2036(b)                                      3,213,879
                                                                  ---------------
              Wireless -- 0.5%
      160,000 ALLTEL Corp.,
              7.875%, 7/01/2032                                           129,638
       98,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                           94,580
                                                                  ---------------
                                                                          224,218
                                                                  ---------------
              Wirelines -- 9.7%
      255,000 Bell Canada, Series M-17,
              6.100%, 3/16/2035 (CAD)                                     210,568
        5,000 Bell Canada, 144A,
              6.550%, 5/01/2029 (CAD)                                       4,353
       65,000 Cincinnati Bell Telephone Co.,
              6.300%, 12/01/2028(b)                                        56,875
       50,000 Cincinnati Bell, Inc.,
              8.375%, 1/15/2014                                            49,875
       95,000 Citizens Communications Co.,
              7.000%, 11/01/2025(b)                                        76,238
      410,000 Embarq Corp.,
              7.995%, 6/01/2036                                           436,852
      435,000 Level 3 Communications, Inc., Convertible,
              2.875%, 7/15/2010                                           417,600
      350,000 Level 3 Communications, Inc., Convertible,
              6.000%, 9/15/2009                                           332,937
      320,000 Level 3 Communications, Inc., Convertible,
              6.000%, 3/15/2010                                           296,800
      145,000 Level 3 Financing, Inc.,
              8.750%, 2/15/2017                                           139,925
      375,000 Qwest Capital Funding, Inc., Guaranteed Note,
              6.875%, 7/15/2028                                           321,563
    1,890,000 Qwest Capital Funding, Inc.,
              7.750%, 2/15/2031                                         1,724,625
                                                                  ---------------
                                                                        4,068,211
                                                                  ---------------
              Total Bonds and Notes (Identified Cost $37,488,143)      38,093,236
                                                                  ---------------

   Shares
---------------------------------------------------------------------------------
Common Stocks -- 2.5%
              Chemicals -- 0.6%
       11,695 Hercules, Inc.(b)                                           245,829
                                                                  ---------------
              Home Construction -- 0.1%
        1,775 KB Home(b)                                                   44,482
                                                                  ---------------

                See accompanying notes to financial statements.

Investments as of September 30, 2007


   Shares     Description                                                       Value (+)
---------------------------------------------------------------------------------------------
              Pharmaceuticals -- 1.8%
        6,875 Merck & Co., Inc.                                              $       355,369
        1,717 Teva Pharmaceutical Industries, Ltd., ADR                               76,355
        8,147 Vertex Pharmaceuticals, Inc.(b)(e)                                     312,926
                                                                             ---------------
                                                                                     744,650
                                                                             ---------------
              Total Common Stocks (Identified Cost $708,494)                       1,034,961
                                                                             ---------------

   Shares
---------------------------------------------------------------------------------------------
Preferred Stocks -- 3.8%
              Electric -- 1.7%
        6,475 AES Trust III, Convertible,
              6.750%(b)                                                              315,592
        8,000 CMS Energy Trust I, Convertible,
              7.750%                                                                 399,000
                                                                             ---------------
                                                                                     714,592
                                                                             ---------------
              Packaging -- 0.7%
        6,500 Owens-Illinois, Inc., Convertible,
              4.750%                                                                 292,500
                                                                             ---------------
              Pipelines -- 0.9%
        9,500 El Paso Energy Capital Trust I, Convertible,
              4.750%(b)                                                              391,305
                                                                             ---------------
              Technology -- 0.5%
          225 Lucent Technologies Capital Trust I, Convertible,
              7.750%                                                                 218,250
                                                                             ---------------
              Total Preferred Stocks (Identified Cost $1,411,773)                  1,616,647
                                                                             ---------------

   Shares
---------------------------------------------------------------------------------------------
Closed-End Investment Companies -- 0.1%
        3,835 Morgan Stanley Emerging Markets Debt Fund, Inc.                         36,931
        2,175 Western Asset High Income Opportunity Fund, Inc.                        14,072
                                                                             ---------------
              Total Closed-End Investment Companies
              (Identified Cost $45,443)                                               51,003
                                                                             ---------------
   Shares/
  Principal
 Amount (++)
---------------------------------------------------------------------------------------------
Short-Term Investments -- 15.1%
    5,572,870 State Street Securities Lending Quality Trust(c)                     5,572,870
$     764,921 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 9/28/2007 at 3.750% to be repurchased at
              $765,160 on 10/01/2007, collateralized by $765,000 Federal
              National Mortgage Association, 6.060% due 06/06/2017 valued
              at $783,169, including accrued interest (Note 2f)                      764,921
                                                                             ---------------
              Total Short-Term Investments (Identified Cost $6,337,791)            6,337,791
                                                                             ---------------
              Total Investments -- 112.0%
              (Identified Cost $45,991,644)(a)                                    47,133,638
              Other assets less liabilities -- (12.0)%                            (5,054,758)
                                                                             ---------------
              Net Assets -- 100%                                             $    42,078,880
                                                                             ===============
         (++) Principal amount is in U.S. dollars unless otherwise noted.
          (+) See Note 2a of Notes to Financial Statements.
         (++) Amount shown represents units. One unit represents a principal amount of 100.

 (a) Federal Tax Information:
     At September 30, 2007, the net unrealized appreciation on investments based on a cost of $46,011,060 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an
     excess of value over tax cost                                                       $ 2,542,170
     Aggregate gross unrealized depreciation for all investments in which there is an
     excess of tax cost over value                                                        (1,419,592)
                                                                                         -----------
     Net unrealized appreciation                                                         $ 1,122,578
                                                                                         ===========
 (b) All or a portion of this security was on loan to brokers at September 30, 2007.
 (c) Represents investment of securities lending collateral.
 (d) Illiquid security. At September 30, 2007, the value of these securities amounted to $481,040 or
     1.1% of net assets.
 (e) Non-income producing security.
 ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
 MTN Medium Term Note
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,734,066 or 6.5% of net assets.
 BRL Brazilian Real
 CAD Canadian Dollar
 IDR Indonesian Rupiah
 ISK Iceland Krona
 JPY Japanese Yen
 KRW South Korean Won
 MXN Mexican Peso
 NZD New Zealand Dollar
 SGD Singapore Dollar
 UYU Uruguayan Peso
 ZAR South African Rand

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

                         Wirelines                9.7%
                         Treasuries               7.6
                         Pharmaceuticals          7.1
                         Technology               6.2
                         Electric                 5.2
                         Sovereigns               5.2
                         Paper                    4.7
                         Home Construction        4.5
                         Healthcare               4.1
                         Chemicals                4.0
                         Non-Captive Diversified  3.5
                         Automotive               3.5
                         Banking                  3.3
                         Supermarkets             3.1
                         Pipelines                3.0
                         Retailers                2.9
                         Transportation Services  2.8
                         Independent Energy       2.7
                         Supranational            2.5
                         Government Guaranteed    2.5
                         Metals & Mining          2.0
                         Other, less than 2% each 6.8

                See accompanying notes to financial statements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                           PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007

  Principal
   Amount     Description                                                         Value (+)
----------------------------------------------------------------------------------------------
Bonds and Notes -- 82.8% of Net Assets
              Agency -- 3.3%
$   4,200,000 Federal Home Loan Bank,
              3.625%, 11/14/2008(b)                                            $     4,158,084
                                                                               ---------------
              Asset-Backed Securities -- 5.7%
      905,000 Americredit Automobiles Receivables Trust, Series 2007-DF,
              Class A2A,
              5.660%, 1/06/2011                                                        905,990
    1,155,000 CNH Equipment Trust, Series 2007-B, Class A2A,
              5.460%, 6/15/2010                                                      1,155,000
    1,035,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3,
              4.615%, 2/25/2035                                                        957,991
    2,200,000 Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2,
              5.549%, 8/25/2021                                                      2,183,066
      375,935 Residential Funding Mortgage Securities II, Series 2004-HI3,
              Class A4,
              4.630%, 1/25/2020                                                        371,223
      660,000 Residential Funding Mortgage Securities II, Series 2005-HI3,
              Class A4,
              5.490%, 9/25/2035                                                        637,770
      853,476 Residential Funding Mortgage Securities II, Series 2002-HI5,
              Class A7,
              5.700%, 1/25/2028                                                        847,491
                                                                               ---------------
                                                                                     7,058,531
                                                                               ---------------
              Collateralized Mortgage Obligation -- 0.2%
      198,785 Federal Home Loan Mortgage Corporation, Series 3145, Class KA,
              5.000%, 8/15/2024                                                        199,091
                                                                               ---------------
              Hybrid ARMs -- 2.5%
    1,292,365 JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3,
              5.921%, 1/25/2037(c)                                                   1,294,755
    1,893,440 Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A,
              5.587%, 7/25/2035(c)                                                   1,863,259
                                                                               ---------------
                                                                                     3,158,014
                                                                               ---------------
              Mortgage Backed Securities -- 1.1%
    1,400,000 Commercial Mortgage Pass Through Certificates, Series 2006-C7,
              Class A4,
              5.768%, 6/10/2046(c)                                                   1,430,003
                                                                               ---------------
              Mortgage Related -- 60.7%
      815,459 FHLMC,
              4.500%, 5/01/2034                                                        757,723
    6,950,462 FHLMC,
              5.000%, with various maturities from 2019 to 2030(d)(e)                6,847,577
    2,492,560 FHLMC,
              5.500%, 12/01/2034                                                     2,445,754
    6,497,395 FHLMC,
              6.000%, with various maturities from 2019 to 2021(d)(e)                6,579,542
   10,575,926 FHLMC,
              6.500%, with various maturities from 2014 to 2034(e)                  10,826,549
      244,319 FHLMC,
              7.000%, 2/01/2016                                                        253,256
       41,406 FHLMC,
              7.500%, with various maturities from 2012 to 2026(e)                      42,814
       21,412 FHLMC,
              8.000%, with various maturities from 2010 to 2015(e)                      22,485
        6,352 FHLMC,
              10.000%, 7/01/2019                                                         7,123
      250,006 FHLMC,
              11.500%, with various maturities from 2014 to 2020(e)                    274,258

  Principal
   Amount     Description                                                     Value (+)
---------------------------------------------------------------------------------------------
              Mortgage Related -- continued
$  13,497,499 FNMA,
              4.000%, with various maturities from 2018 to 2019(e)         $    12,741,521
    2,765,769 FNMA,
              4.500%, with various maturities from 2019 to 2035(e)               2,608,513
    2,056,548 FNMA,
              5.000%, 6/01/2035                                                  1,964,907
    4,507,650 FNMA,
              5.500%, with various maturities from 2017 to 2036(e)               4,438,724
    4,276,911 FNMA,
              6.000%, with various maturities from 2017 to 2034(e)               4,324,383
    3,430,167 FNMA,
              6.052%, 2/01/2037(c)                                               3,463,949
    6,988,640 FNMA,
              6.500%, with various maturities from 2017 to 2036(e)               7,127,746
      600,000 FNMA,
              6.625%, 9/15/2009(b)                                                 624,805
      293,689 FNMA,
              7.000%, 12/01/2022                                                   308,198
      567,628 FNMA,
              7.500%, with various maturities from 2015 to 2032(e)                 591,644
      101,779 FNMA,
              8.000%, with various maturities from 2015 to 2016(e)                 106,867
    7,000,000 FNMA (TBA),
              6.000%, 10/15/2022(g)                                              7,091,875
      135,956 GNMA,
              6.000%, 12/15/2031                                                   137,214
      510,758 GNMA,
              6.500%, 5/15/2031                                                    523,563
      438,753 GNMA,
              7.000%, with various maturities from 2028 to 2029(e)                 459,849
       14,855 GNMA,
              9.000%, with various maturities from 2008 to 2009(e)                  15,086
        4,393 GNMA,
              9.500%, 8/15/2009                                                      4,547
        8,879 GNMA,
              12.500%, with various maturities from 2014 to 2015(e)                 10,100
      110,971 GNMA,
              16.000%, with various maturities from 2011 to 2012(e)                128,600
       46,996 GNMA,
              17.000%, with various maturities in 2011(e)                           55,308
      985,000 Greenwich Capital Commercial Funding Corp., Series 2005-GG5,
              Class A2,
              5.117%, 4/10/2037                                                    986,706
                                                                           ---------------
                                                                                75,771,186
                                                                           ---------------
              Treasuries -- 9.3%
    7,945,000 U.S. Treasury Note,
              3.125%, 10/15/2008(b)                                              7,872,375
    4,000,000 U.S. Treasury STRIPS,
              Zero Coupon, 11/15/2009                                            3,681,748
                                                                           ---------------
                                                                                11,554,123
                                                                           ---------------
              Total Bonds and Notes (Identified Cost $104,281,373)             103,329,032
                                                                           ---------------

                See accompanying notes to financial statements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2007

   Shares/
  Principal
   Amount     Description                                                               Value (+)
-------------------------------------------------------------------------------------------------------
Short-Term Investments -- 30.8%
    8,886,334 State Street Securities Lending Quality Trust(f)                       $     8,886,334
$   3,800,000 Federal Home Loan Bank Discount Note,
              Zero Coupon, 10/11/2007                                                      3,794,867
   21,000,000 Federal National Mortgage Association, Discount Note,
              Zero Coupon, 11/28/2007                                                     20,847,750
    4,942,338 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 9/28/2007 at 3.750% to be repurchased at
              $4,943,883 on 10/01/2007, collateralized by $4,925,000
              Federal National Mortgage Association, 6.060% due 6/06/2017
              valued at $5,041,969 including accrued interest (Note 2f)                    4,942,338
                                                                                      ---------------
              Total Short-Term Investments (Identified Cost $38,457,756)                  38,471,289
                                                                                      ---------------
              Total Investments -- 113.6%
              (Identified Cost $142,739,129)(a)                                          141,800,321
              Other assets less liabilities -- (13.6)%                                   (17,015,427)
                                                                                      ---------------
              Net Assets -- 100%                                                     $   124,784,894
                                                                                      ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At September 30, 2007, the net unrealized depreciation on
              investments based on a cost of $142,789,416 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                        $       388,306
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                             (1,377,401)
                                                                                      ---------------
              Net unrealized depreciation                                            $      (989,095)
                                                                                      ===============
          (b) All or a portion of this security was on loan to brokers at September 30, 2007.
          (c) Variable rate security whose interest rate varies with changes in a designated base rate
              (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
          (d) All or a portion of this security has been segregated to cover collateral requirements on
              TBA obligations.
          (e) The Fund's investment in mortgage related securities of the Federal Home Loan
              Mortgage Corporation, Federal National Mortgage Association and Government National
              Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
          (f) Represents investment of securities lending collateral.
          (g) Delayed delivery security (Note 2h)
          ARM Adjustable Rate Mortgage
        FHLMC Federal Home Loan Mortgage Corporation
         FNMA Federal National Mortgage Association
         GNMA Government National Mortgage Association
       STRIPS Separate Trading of Registered Interest and Principal of Securities
          TBA To Be Announced (Note 2h)

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

                         Mortgage Related         60.7%
                         Treasuries                9.3
                         Asset-Backed Securities   5.7
                         Agency                    3.3
                         Hybrid ARMs               2.5
                         Other, less than 2% each  1.3

                See accompanying notes to financial statements.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                           PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007

  Principal
   Amount     Description                                           Value (+)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 98.1% of Net Assets
              Commonwealth of Massachusetts -- 9.2%
$   2,000,000 Consolidated Loan, Series C,
              5.250%, 8/01/2022 (FSA insured)                    $     2,162,520
    3,500,000 State Refunding, Series A,
              6.500%, 11/01/2014 (AMBAC insured)                       4,114,740
                                                                 ---------------
                                                                       6,277,260
                                                                 ---------------
              Martha's Vineyard, MA -- 1.5%
    1,000,000 Land Bank Revenue,
              5.000%, 5/01/2032 (AMBAC insured)                        1,026,870
                                                                 ---------------
              Massachusetts Bay Transportation Authority -- 0.4%
      250,000 Series A, Unrefunded,
              5.250%, 7/01/2030                                          257,178
                                                                 ---------------
              Massachusetts Development Finance Agency -- 15.8%
    1,000,000 Cambridge Street Development, Series A,
              5.125%, 2/01/2034 (MBIA insured)                         1,032,600
    1,450,000 Curry College, Series A,
              5.000%, 3/01/2036 (ACA insured)                          1,390,536
    1,000,000 Hampshire College,
              5.625%, 10/01/2024                                       1,047,320
    1,000,000 Mount Holyoke College,
              5.250%, 7/01/2031                                        1,036,320
    2,000,000 Simmons College, Series H,
              5.250%, 10/01/2033 (XLCA insured)                        2,183,700
    2,800,000 Springfield Resource Recovery, Series A,
              5.625%, 6/01/2019                                        2,895,508
    1,100,000 Visual and Performing Arts,
              6.000%, 8/01/2021                                        1,275,703
                                                                 ---------------
                                                                      10,861,687
                                                                 ---------------
              Massachusetts Health & Educational Facilities
              Authority -- 39.0%
    1,160,000 Baystate Medical Center, Series F,
              5.700%, 7/01/2027                                        1,201,250
    1,500,000 Berklee College of Music, Series A,
              5.000%, 10/01/2032                                       1,537,965
    2,000,000 Boston University, Series S,
              5.000%, 10/01/2039 (FGIC insured)                        2,047,380
    1,000,000 Catholic Health East,
              5.500%, 11/15/2032                                       1,088,020
    3,000,000 Harvard University, Series N,
              6.250%, 4/01/2020                                        3,622,440
    1,000,000 Lahey Clinic Medical Center, Series D,
              5.250%, 8/15/2037                                        1,017,660
      750,000 Milford Regional Medical Center, Series E,
              5.000%, 7/15/2032                                          685,342
      850,000 Milford Regional Medical Center, Series E,
              5.000%, 7/15/2037                                          763,997
    2,716,000 Nichols College, Series C,
              6.000%, 10/01/2017                                       2,775,806
    2,000,000 Partners Healthcare Systems, Series B,
              5.250%, 7/01/2029                                        2,041,560
    2,500,000 Partners Healthcare Systems, Series C,
              5.750%, 7/01/2021                                        2,643,500
    1,500,000 Sterling & Francine Clark, Series A,
              5.000%, 7/01/2036                                        1,548,150
    2,000,000 University of Massachusetts, Series C,
              5.125%, 10/01/2034 (FGIC insured)                        2,076,180
    1,000,000 Wellesley College, Series F,
              5.125%, 7/01/2039                                        1,020,910

  Principal
   Amount     Description                                                    Value (+)
-----------------------------------------------------------------------------------------
              Massachusetts Health & Educational Facilities
              Authority -- continued
$   1,315,000 Wheaton College, Series E,
              5.000%, 7/01/2017                                           $     1,384,037
    1,030,000 Williams College, Series H,
              5.000%, 7/01/2017                                                 1,088,288
                                                                          ---------------
                                                                               26,542,485
                                                                          ---------------
              Massachusetts Housing Finance Agency -- 3.8%
      545,000 Series A,
              5.200%, 12/01/2037                                                  551,567
    2,000,000 Single Family Housing, Series 126,
              4.700%, 6/01/2038(b)                                              1,853,460
      230,000 Single Family Mortgage, Series 21,
              7.125%, 6/01/2025                                                   230,794
                                                                          ---------------
                                                                                2,635,821
                                                                          ---------------
              Massachusetts Port Authority -- 4.5%
    1,750,000 Delta Air Lines, Inc. Project, Series A,
              5.500%, 1/01/2019 (AMBAC insured)                                 1,820,525
    1,200,000 Series A,
              5.000%, 7/01/2033 (MBIA insured)                                  1,225,728
                                                                          ---------------
                                                                                3,046,253
                                                                          ---------------
              Massachusetts Water Resources Authority -- 6.8%
    1,000,000 General Series A,
              5.250%, 8/01/2020 (MBIA insured)                                  1,089,660
    3,000,000 Series A,
              6.500%, 7/15/2019 (FGIC insured)                                  3,536,970
                                                                          ---------------
                                                                                4,626,630
                                                                          ---------------
              Michigan Hospital Finance Authority -- 1.5%
    1,000,000 Oakwood Obligated Group,
              5.500%, 11/01/2017                                                1,055,890
                                                                          ---------------
              New Jersey Economic Development Authority -- 1.5%
    1,000,000 Cigarette Tax,
              5.625%, 6/15/2018                                                 1,013,720
                                                                          ---------------
              New Jersey Transportation Trust Fund
              Authority -- 0.8%
      500,000 Series A,
              5.500%, 12/15/2023                                                  564,450
                                                                          ---------------
              Puerto Rico Commonwealth Aqueduct & Sewer
              Authority -- 4.9%
    3,000,000 Aqueduct & Sewer Authority,
              6.250%, 7/01/2013                                                 3,346,410
                                                                          ---------------
              Puerto Rico Commonwealth Infrastructure Financing
              Authority -- 2.2%
    1,500,000 Series B,
              5.000%, 7/01/2031                                                 1,514,700
                                                                          ---------------
              Puerto Rico Public Finance Corp. -- 4.7%
    3,000,000 Commonwealth Appropriation, Series A,
              5.750%, 8/01/2027(b)                                              3,193,050
                                                                          ---------------
              Tarrant County, TX, Cultural Educational Facilities Finance
              Corp. -- 1.5%
    1,000,000 Buckner Retirement Services, Inc. Project,
              5.250%, 11/15/2037                                                1,008,530
                                                                          ---------------
              Total Tax Exempt Obligations (Identified Cost $65,205,944)       66,970,934
                                                                          ---------------

                See accompanying notes to financial statements.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2007

  Principal
   Amount     Description                                                            Value (+)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 0.7%
$     466,986 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 9/28/2007 at 3.750% to be repurchased at
              $467,132 on 10/01/2007, collateralized by $470,000 Federal
              National Mortgage Association, 6.060% due 6/06/2017 valued at
              $481,163 including accrued interest (Note 2f)
              (Identified Cost $466,986)                                          $       466,986
                                                                                    ---------------
              Total Investments -- 98.8%
              (Identified Cost $65,672,930)(a)                                         67,437,920
              Other assets less liabilities -- 1.2%                                       806,732
                                                                                    ---------------
              Net Assets -- 100%                                                  $    68,244,652
                                                                                    ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At September 30, 2007, the net unrealized appreciation on
              investments based on a cost of $65,810,631 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $     2,302,850
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                            (675,561)
                                                                                    ---------------
              Net unrealized appreciation                                         $     1,627,289
                                                                                    ===============
          (b) Variable rate security whose interest rate varies with changes in a designated base rate
              (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
          ACA American Capital Access
        AMBAC American Municipal Bond Assurance Corp.
         FGIC Financial Guarantee Insurance Company
          FSA Financial Security Assurance, Inc.
         MBIA Municipal Bond Investors Assurance Corp.
         XLCA XL Capital Assurance, Inc.

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

                         College & Universities   32.0%
                         State Appropriation      14.7
                         Water & Sewer            13.9
                         Hospital                 13.8
                         Airport                   4.5
                         Resource Recovery         4.2
                         Single-Family Housing     3.9
                         Insurance                 3.2
                         Other, less than 2% each  7.9

                See accompanying notes to financial statements.

        LOOMIS SAYLES MUNICIPAL INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007

  Principal
   Amount     Description                                                      Value (+)
-------------------------------------------------------------------------------------------
Tax Exempt Obligations -- 98.8% of Net Assets
              California -- 8.9%
$   1,000,000 California Health Facilities Financing Authority
              (Catholic Healthcare West), Series I,
              4.950%, 7/01/2026(b)                                          $     1,038,830
    1,000,000 California Health Facilities Financing Authority
              (Cedar-Sinai Medical Center),
              5.000%, 11/15/2027                                                  1,010,580
    2,655,000 California Statewide Communities Development Authority
              (California Endowment),
              5.250%, 7/01/2023                                                   2,805,512
    1,500,000 California Statewide Communities Development Authority
              (Sutter Health), Series A,
              5.000%, 11/15/2043                                                  1,510,860
    1,200,000 Long Beach California Bond Financing Authority
              (Natural Gas Purchase), Series A,
              5.500%, 11/15/2027                                                  1,275,492
                                                                            ---------------
                                                                                  7,641,274
                                                                            ---------------
              Colorado -- 2.7%
    2,500,000 Colorado Health Facilities Authority,
              5.000%, 12/01/2035                                                  2,301,750
                                                                            ---------------
              District of Columbia -- 3.6%
    3,000,000 Metropolitan Washington D.C. Airports Authority,
              5.125%, 10/01/2029 (FGIC insured)                                   3,065,940
                                                                            ---------------
              Florida -- 1.2%
    1,000,000 Jacksonville, FL, Economic Development Community Health Care
              Facilities (Mayo Clinic),
              5.000%, 11/15/2036                                                  1,016,750
                                                                            ---------------
              Guam -- 1.2%
    1,000,000 Guam Government Waterworks Authority,
              5.875%, 7/01/2035                                                   1,040,230
                                                                            ---------------
              Illinois -- 2.4%
    2,000,000 Metropolitan Pier & Exposition Authority, IL,
              5.250%, 6/15/2042 (MBIA insured)                                    2,086,800
                                                                            ---------------
              Louisiana -- 5.9%
    4,000,000 DeSoto Parish, LA, Environmental Improvement,
              5.000%, 11/01/2018                                                  3,962,960
    1,000,000 Ernest N. Morial, New Orleans, LA, Exhibit Hall Authority,
              5.000%, 7/15/2033 (AMBAC Insured)                                   1,071,370
                                                                            ---------------
                                                                                  5,034,330
                                                                            ---------------
              Massachusetts -- 2.4%
    1,000,000 Massachusetts Development Finance Agency
              (Simmons College), Series H,
              5.250%, 10/01/2033 (XLCA Insured)                                   1,091,850
    1,045,000 Massachusetts State Health & Educational Facilities Authority
              (Lahey Clinic Medical Center),
              4.500%, 8/15/2035 (FGIC insured)                                    1,009,512
                                                                            ---------------
                                                                                  2,101,362
                                                                            ---------------
              Michigan -- 6.8%
    1,500,000 Michigan State Hospital Finance Authority Revenue
              (Henry Ford Health System), Series A,
              5.000%, 11/15/2038                                                  1,502,100
    1,100,000 Michigan State Hospital Finance Authority Revenue
              (Oakwood Obligated Group),
              5.500%, 11/01/2014                                                  1,168,090
    1,000,000 Taylor Brownfield Redevelopment Authority, MI,
              5.000%, 5/01/2025 (MBIA insured)                                    1,042,860

  Principal
   Amount     Description                                                        Value (+)
------------------------------------------------------------------------------------------------
              Michigan -- continued
$   2,000,000 University of Michigan Hospital,
              5.250%, 12/01/2020                                              $     2,092,640
                                                                              ---------------
                                                                                    5,805,690
                                                                              ---------------
              Minnesota -- 3.7%
    1,000,000 Chaska Minnesota Electric Revenue,
              5.250%, 10/01/2025                                                    1,056,770
    2,000,000 Minnesota State Municipal Power Agency,
              5.250%, 10/01/2024                                                    2,105,080
                                                                              ---------------
                                                                                    3,161,850
                                                                              ---------------
              Mississippi -- 4.6%
    2,500,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.800%, 4/01/2022                                                     2,900,925
    1,000,000 Mississippi, Hospital Equipment & Facilities Authority
              (Delta Regional Medical Center),
              5.000%, 2/01/2035 (MBIA, FHA insured)                                 1,018,600
                                                                              ---------------
                                                                                    3,919,525
                                                                              ---------------
              New Jersey -- 5.0%
    1,000,000 New Jersey Economic Development Authority Revenue,
              Cigarette Tax,
              5.500%, 6/15/2024                                                     1,022,320
    1,000,000 New Jersey Economic Development Authority Revenue,
              Cigarette Tax,
              5.625%, 6/15/2018                                                     1,013,720
    2,000,000 New Jersey Transportation Trust Fund Authority, Series A,
              5.500%, 12/15/2023                                                    2,257,800
                                                                              ---------------
                                                                                    4,293,840
                                                                              ---------------
              New York -- 16.3%
    1,020,000 New York, NY,
              6.000%, 1/15/2020                                                     1,115,707
    1,000,000 New York, NY, City Health & Hospital Corp.,
              5.000%, 2/15/2020 (FSA insured)                                       1,036,410
    1,000,000 New York, NY, City Industrial Development Agency,
              5.500%, 1/01/2024(b)                                                  1,061,800
    2,000,000 New York, NY, City Municipal Water Finance Authority, Series C,
              5.000%, 6/15/2025 (MBIA insured)                                      2,092,160
    1,000,000 New York, NY, City Municipal Water Finance Authority, Series A,
              5.125%, 6/15/2034 (FSA insured)                                       1,034,710
    2,000,000 New York State Dormitory Authority,
              5.500%, 5/15/2013                                                     2,148,180
    2,200,000 New York State Dormitory Authority,
              5.750%, 7/01/2013                                                     2,359,588
    3,000,000 New York State Municipal Bond Bank Agency, Series C,
              5.250%, 6/01/2020                                                     3,174,120
                                                                              ---------------
                                                                                   14,022,675
                                                                              ---------------
              North Carolina -- 1.6%
    1,300,000 North Carolina Eastern Municipal Power Agency, Series A,
              5.500%, 1/01/2012                                                     1,376,388
                                                                              ---------------
              Oregon -- 3.2%
    1,750,000 Multnomah County, OR, Hospital Facilities Authority (Providence
              Health System),
              5.250%, 10/01/2012                                                    1,849,767
      500,000 Oregon, Western Generation Agency, Wauna Cogeneration Project,
              Series A,
              5.000%, 1/01/2020                                                       469,405
      485,000 Oregon, Western Generation Agency, Wauna Cogeneration Project,
              Series A,
              5.000%, 1/01/2021                                                       451,554
                                                                              ---------------
                                                                                    2,770,726
                                                                              ---------------

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
   Amount     Description                                                           Value (+)
------------------------------------------------------------------------------------------------
              Pennsylvania -- 3.1%
$   2,500,000 Pennsylvania State Industrial Development Authority,
              5.500%, 7/01/2019 (AMBAC insured)                                  $     2,698,025
                                                                                 ---------------
              Puerto Rico -- 3.7%
    1,000,000 Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series A,
              5.500%, 10/01/2040                                                       1,058,950
    2,000,000 Puerto Rico Public Finance Corp., Commonwealth Appropriation,
              Series A,
              5.750%, 8/01/2027(b)                                                     2,128,700
                                                                                 ---------------
                                                                                       3,187,650
                                                                                 ---------------
              South Carolina -- 3.6%
    1,100,000 Charleston Educational Excellence Finance Corp.,
              5.250%, 12/01/2030                                                       1,141,305
    1,155,000 Lexington One School Facilities Corp.,
              5.000%, 12/01/2026                                                       1,172,741
      800,000 Newberry Investing in Children's Education (Newberry County
              School District),
              5.250%, 12/01/2022                                                         814,824
                                                                                 ---------------
                                                                                       3,128,870
                                                                                 ---------------
              South Dakota -- 1.5%
    1,250,000 South Dakota Health & Educational Facilities Authority (Sioux
              Valley Hospital),
              5.250%, 11/01/2027                                                       1,279,600
                                                                                 ---------------
              Tennessee -- 5.3%
    2,000,000 Knox County, TN Health Educational & Housing Facilities Board,
              Hospital Facilities Revenue, Series A,
              Zero Coupon, 1/01/2035                                                     469,600
    2,500,000 Tennessee Energy Acquisition Corp., Gas Revenue, Series A,
              5.250%, 9/01/2026                                                        2,569,575
    1,500,000 Tennessee Housing Development Agency, Series A,
              5.200%, 7/01/2023                                                        1,546,020
                                                                                 ---------------
                                                                                       4,585,195
                                                                                 ---------------
              Texas -- 9.5%
    1,130,000 Conroe, TX, Independent School District,
              4.500%, 2/15/2030                                                        1,100,394
    2,000,000 Dallas-Fort Worth, TX, International Airport,
              5.500%, 11/01/2033 (MBIA insured)                                        2,076,160
    1,260,000 Keller, TX, Independent School District, Series A,
              4.500%, 8/15/2031                                                        1,222,250
    1,650,000 SA Energy Acquisition Public Facility Corp., Texas Gas Supply
              Revenue,
              5.500%, 8/01/2027                                                        1,742,202
    1,000,000 Tarrant County, TX, Cultural Educational Facilities Finance Corp.,
              Buckner Retirement Services, Inc. Project,
              5.250%, 11/15/2037                                                       1,008,530
    1,000,000 Tarrant County, TX, Cultural Education Facilities Finance Corp.
              Revenue (Texas Health Resources), Series A,
              5.000%, 2/15/2036                                                        1,005,890
                                                                                 ---------------
                                                                                       8,155,426
                                                                                 ---------------
              Washington -- 2.6%
    2,000,000 Energy Northwest, WA, Electric, Project No. 1, Series A,
              5.500%, 7/01/2014                                                        2,208,000
                                                                                 ---------------
              Total Tax Exempt Obligations (Identified Cost $84,058,799)              84,881,896
                                                                                 ---------------

  Principal
   Amount     Description                                                            Value (+)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 1.6%
$   1,409,095 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 9/28/07 at 3.750% to be repurchased at
              $1,409,536 on 10/01/07, collateralized by $1,405,000 Federal
              National Mortgage Association, 6.060% due 6/06/17 valued at
              $1,438,369, including accrued interest (Note 2f)
              (Identified Cost $1,409,095)                                        $     1,409,095
                                                                                    ---------------
              Total Investments -- 100.4%
              (Identified Cost $85,467,894)(a)                                         86,290,991
              Other assets less liabilities -- (0.4)%                                    (349,750)
                                                                                    ---------------
              Net Assets -- 100%                                                  $    85,941,241
                                                                                    ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At September 30, 2007, the net unrealized appreciation on
              investments based on a cost of $85,523,729 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $     1,637,898
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                            (870,636)
                                                                                    ---------------
              Net unrealized appreciation                                         $       767,262
                                                                                    ===============
          (b) Variable rate security whose interest rate varies with changes in a designated base rate
              (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
        AMBAC American Municipal Bond Assurance Corp.
          FHA Federal Housing Administration
         FGIC Financial Guarantee Insurance Company
          FSA Financial Security Assurance, Inc.
         MBIA Municipal Bond Investors Assurance Corp.
         XLCA XL Capital Assurance, Inc.

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

          Corporate Backed/Industrial Revenue/Pollution Control 11.1%
          Hospital                                               9.5
          Hospital Obligated Group                               9.1
          Electric                                               8.9
          Special Tax                                            6.0
          Airport                                                6.0
          College & Universities                                 5.3
          State Appropriation                                    5.1
          Gas                                                    5.0
          Lease                                                  4.9
          Water & Sewage                                         4.9
          Bond Bank/Pooled Loan Program                          3.7
          Non-Profit                                             3.3
          School District                                        2.7
          Senior Living                                          2.7
          City & Town                                            2.5
          Health Care -- Services                                2.3
          Other, less than 2% each                               5.8

                See accompanying notes to financial statements.

        LOOMIS SAYLES STRATEGIC INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007


  Principal
 Amount (++)  Description                                             Value (+)
----------------------------------------------------------------------------------
Bonds and Notes -- 92.9% of Net Assets
Convertible Bonds -- 3.0%
              Canada -- 0.1%
$   5,385,000 Nortel Networks Corp., 144A,
              2.125%, 4/15/2014                                    $     4,375,312
    3,187,000 Nortel Networks Corp., Guaranteed Senior Note,
              4.250%, 9/01/2008(b)                                       3,127,244
                                                                   ---------------
                                                                         7,502,556
                                                                   ---------------
              United States -- 2.9%
   12,755,000 Avnet, Inc.,
              2.000%, 3/15/2034                                         16,358,288
    4,395,000 Bristol-Myers Squibb Co.,
              5.194%, 9/15/2023(c)                                       4,411,701
      200,000 Builders Transport, Inc., Subordinated Note,
              6.500%, 5/01/2011(d)                                              --
    1,000,000 Builders Transport, Inc., Subordinated Note,
              8.000%, 8/15/2005(d)                                              --
      750,000 Ciena Corp.,
              3.750%, 2/01/2008                                            744,375
      139,000 Dixie Group, Inc., Subordinated Note,
              7.000%, 5/15/2012                                            130,834
   11,899,000 Enzon Pharmaceuticals, Inc.,
              4.500%, 7/01/2008                                         11,690,768
    5,111,000 EPIX Pharmaceuticals, Inc., Senior Note,
              3.000%, 6/15/2024                                          3,961,025
    9,885,000 Host Hotels & Resorts, Inc., 144A,
              2.625%, 4/15/2027                                          8,908,856
   26,700,000 Human Genome Sciences, Inc.,
              2.250%, 8/15/2012                                         22,962,000
   30,860,000 Incyte Corp.,
              3.500%, 2/15/2011(b)                                      28,236,900
   12,005,000 Invitrogen Corp.,
              1.500%, 2/15/2024(b)                                      11,749,894
    2,360,000 IVAX Corp., Senior Subordinated Note,
              4.500%, 5/15/2008                                          2,436,700
   14,015,000 Kellwood Co., (step to 0.000% on 6/15/2011),
              3.500%, 6/15/2034(e)                                      12,771,169
    6,670,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
              0.500%, 11/30/2008                                         6,203,100
    3,540,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
              1.000%, 6/30/2010                                          3,163,875
   26,488,000 Level 3 Communications, Inc.,
              6.000%, 9/15/2009                                         25,196,710
   35,395,000 Level 3 Communications, Inc.,
              6.000%, 3/15/2010(b)                                      32,828,862
    6,117,164 Liberty Media LLC,
              3.500%, 1/15/2031                                          5,926,002
    4,591,000 Maxtor Corp., Subordinated Note,
              5.750%, 3/01/2012(f)                                       4,315,540
   22,401,000 Nektar Therapeutics,
              3.250%, 9/28/2012                                         19,208,857
      625,000 Nextel Communications, Inc., Senior Note,
              5.250%, 1/15/2010                                            623,438
      500,000 Preston Corp., Subordinated Note,
              7.000%, 5/01/2011                                            483,975
   20,000,000 Regeneron Pharmaceuticals, Inc., Subordinated Note,
              5.500%, 10/17/2008                                        20,400,000
      311,000 Richardson Electronics Ltd.,
              7.750%, 12/15/2011                                           304,780

  Principal
 Amount (++)  Description                                                       Value (+)
-----------------------------------------------------------------------------------------------
              United States -- continued
$   7,716,000 Sinclair Broadcast Group, Inc., (step to 2.000% on 1/15/2011),
              4.875%, 7/15/2018(e)                                           $     7,281,975
   22,735,000 Valeant Pharmaceuticals International, Subordinated Note,
              3.000%, 8/16/2010                                                   20,632,012
   28,222,000 Valeant Pharmaceuticals International, Subordinated Note,
              4.000%, 11/15/2013                                                  25,505,632
   12,095,000 Wells Fargo & Co.,
              5.106%, 5/01/2033(b)(c)                                             12,039,363
                                                                             ---------------
                                                                                 308,476,631
                                                                             ---------------
              Total Convertible Bonds (Identified Cost $307,957,948)             315,979,187
                                                                             ---------------
Non-Convertible Bonds -- 89.9%
              Australia -- 0.7%
    1,500,000 Qantas Airways, Ltd., 144A,
              5.125%, 6/20/2013                                                    1,457,852
   32,710,000 Qantas Airways, Ltd., 144A,
              6.050%, 4/15/2016                                                   32,473,016
   50,000,000 Queensland Treasury Corp., 144A,
              7.125%, 9/18/2017, (NZD)                                            37,499,479
                                                                             ---------------
                                                                                  71,430,347
                                                                             ---------------
              Bermuda -- 0.1%
   11,855,000 Weatherford International, Ltd.,
              6.500%, 8/01/2036                                                   11,671,568
                                                                             ---------------
              Brazil -- 2.0%
    9,922,000 Republic of Brazil,
              8.250%, 1/20/2034(b)                                                12,496,759
    6,000,000 Republic of Brazil,
              8.875%, 4/15/2024(b)                                                 7,725,000
   55,200,000 Republic of Brazil,
              10.250%, 1/10/2028, (BRL)                                           30,774,075
  140,235,000 Republic of Brazil,
              12.500%, 1/05/2016, (BRL)(b)                                        90,200,254
  107,840,000 Republic of Brazil,
              12.500%, 1/05/2022, (BRL)                                           72,163,963
                                                                             ---------------
                                                                                 213,360,051
                                                                             ---------------
              Canada -- 16.0%
      250,000 Abitibi-Consolidated, Inc.,
              6.000%, 6/20/2013                                                      175,000
    8,125,000 Abitibi-Consolidated, Inc.,
              7.400%, 4/01/2018                                                    5,525,000
   12,060,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028(b)                                                 8,019,900
    2,960,000 Abitibi-Consolidated, Inc.,
              8.500%, 8/01/2029                                                    2,023,900
   39,846,000 Abitibi-Consolidated, Inc.,
              8.850%, 8/01/2030(b)                                                27,493,740
    9,785,000 Algoma Acquistion Corp., 144A,
              9.875%, 6/15/2015                                                    8,708,650
      750,000 Avenor, Inc.,
              10.850%, 11/30/2014, (CAD)                                             684,030
    4,370,000 Bell Canada, 144A,
              6.550%, 5/01/2029, (CAD)                                             3,804,863
    5,925,000 Bell Canada, (MTN),
              5.000%, 2/15/2017, (CAD)                                             4,987,687
    7,690,000 Bell Canada, (MTN),
              7.300%, 2/23/2032, (CAD)                                             7,257,121
   18,775,000 Bell Canada, Series M-17,
              6.100%, 3/16/2035, (CAD)                                            15,503,603

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                                   Value (+)
----------------------------------------------------------------------------------------
              Canada -- continued
$   2,795,000 Bombardier, Inc.,
              7.350%, 12/22/2026, (CAD)                                  $     2,725,733
   15,600,000 Bombardier, Inc., 144A,
              7.450%, 5/01/2034(b)                                            15,444,000
  121,095,000 Canada Housing Trust,
              4.100%, 12/15/2008, (CAD)                                      121,334,840
  269,440,000 Canadian Government,
              2.750%, 12/01/2007, (CAD)(b)                                   270,212,034
   14,525,000 Canadian Government,
              4.000%, 6/01/2016, (CAD)                                        14,276,017
  441,205,000 Canadian Government,
              4.250%, 9/01/2008, (CAD)(b)                                    443,666,859
  436,930,000 Canadian Government,
              4.250%, 12/01/2008, (CAD)(b)                                   439,337,255
   21,565,000 Canadian Government,
              4.250%, 9/01/2009, (CAD)(b)                                     21,733,028
   35,580,000 Canadian Government,
              5.750%, 6/01/2033, (CAD)(b)                                     42,854,110
   24,200,000 Canadian Government,
              6.000%, 6/01/2008, (CAD)                                        24,600,961
    7,955,000 Domtar, Inc.,
              5.375%, 12/01/2013                                               7,278,825
      335,000 GMAC Canada, Ltd., Series E, (MTN),
              6.625%, 12/17/2010, (GBP)                                          630,577
      945,000 GMAC Canada, Ltd.,
              7.750%, 9/26/2008, (NZD)                                           667,067
    9,790,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              5.700%, 1/05/2016                                                8,898,552
   49,135,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              6.400%, 1/05/2036                                               41,872,503
    9,975,000 Nortel Networks Corp.,
              6.875%, 9/01/2023                                                8,079,750
   22,320,000 Nortel Networks, Ltd., 144A,
              10.125%, 7/15/2013                                              22,961,700
   22,930,000 North American Energy Partners, Inc., Senior Note,
              8.750%, 12/01/2011                                              23,159,300
    7,365,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                                6,223,425
    2,525,000 Rogers Wireless Communications, Inc., Senior Secured Note,
              6.375%, 3/01/2014                                                2,550,694
    7,430,000 Rogers Wireless Communications, Inc., Senior Note,
              7.625%, 12/15/2011, (CAD)(b)                                     8,053,891
   10,000,000 Shaw Communications, Inc.,
              5.700%, 3/02/2017, (CAD)                                         9,449,555
    9,170,000 Talisman Energy, Inc.,
              5.850%, 2/01/2037                                                8,176,183
   23,515,000 Talisman Energy, Inc.,
              6.250%, 2/01/2038                                               22,152,729
   31,690,000 Telus Corp.,
              4.950%, 3/15/2017, (CAD)                                        28,978,675
                                                                         ---------------
                                                                           1,679,501,757
                                                                         ---------------
              Cayman Islands -- 0.0%
      555,000 Enersis SA, Cayman Island,
              7.400%, 12/01/2016                                                 597,777
                                                                         ---------------
              Chile -- 0.1%
    4,875,000 Empresa Nacional de Electricidad SA, Chile,
              7.875%, 2/01/2027(b)                                             5,451,381
      250,000 Empresa Nacional de Electricidad SA, Chile,
              8.350%, 8/01/2013                                                  279,582
                                                                         ---------------
                                                                               5,730,963
                                                                         ---------------

   Principal
  Amount (++)    Description                                                 Value (+)
-----------------------------------------------------------------------------------------
                 Finland -- 0.6%
$  3,680,200,000 Nordic Investment Bank,
                 13.000%, 9/12/2008, (ISK)                                $    59,555,042
                                                                          ---------------
                 France -- 0.2%
 224,520,000,000 BNP Paribas SA, Series E, (MTN), 144A,
                 Zero Coupon, 6/13/2011, (IDR)                                 18,111,362
                                                                          ---------------
                 Germany -- 0.1%
     565,300,000 Kreditanstalt fuer Wiederaufbau, Series E, (MTN),
                 10.000%, 10/27/2008, (ISK)                                     8,912,247
                                                                          ---------------
                 India -- 0.1%
       9,090,000 ICICI Bank Ltd., 144A,
                 6.375%, 4/30/2022(c)                                           8,500,059
                                                                          ---------------
                 Ireland -- 0.7%
      32,520,000 Elan Finance PLC,
                 8.875%, 12/01/2013                                            31,950,900
      44,765,000 Elan Finance PLC, Senior Note,
                 7.750%, 11/15/2011                                            43,869,700
                                                                          ---------------
                                                                               75,820,600
                                                                          ---------------
                 Luxembourg -- 0.4%
      23,000,000 Telecom Italia Capital,
                 6.000%, 9/30/2034                                             21,385,722
      19,635,000 Telecom Italia Capital,
                 6.375%, 11/15/2033                                            18,949,444
                                                                          ---------------
                                                                               40,335,166
                                                                          ---------------
                 Malaysia -- 0.2%
      20,000,000 Ranhill Labuan Ltd., 144A,
                 12.500%, 10/26/2011(b)                                        19,785,620
                                                                          ---------------
                 Mexico -- 2.4%
      11,265,000 Desarrolladora Homex SAB de CV,
                 7.500%, 9/28/2015                                             11,208,675
   3,245,000(++) Mexican Fixed Rate Bonds, Series M-10,
                 8.000%, 12/17/2015, (MXN)                                     29,823,121
  18,127,200(++) Mexican Fixed Rate Bonds, Series M-20,
                 8.000%, 12/07/2023, (MXN)                                    166,448,580
   4,738,000(++) Mexican Fixed Rate Bonds, Series M-10,
                 9.000%, 12/20/2012, (MXN)                                     45,567,522
                                                                          ---------------
                                                                              253,047,898
                                                                          ---------------
                 Netherlands -- 1.4%
       1,800,000 Koninklijke (Royal) KPN NV, Series G, (MTN),
                 4.000%, 6/22/2015, (EUR)                                       2,340,095
       1,120,000 Koninklijke (Royal) KPN NV, Series E, (MTN),
                 5.750%, 3/18/2016, (GBP)                                       2,191,630
       8,098,000 Koninklijke (Royal) KPN NV,
                 8.375%, 10/01/2030                                             9,322,758
   8,580,000,000 Rabobank Nederland, Series EMTN, 144A,
                 13.500%, 1/28/2008, (ISK)                                    138,338,142
                                                                          ---------------
                                                                              152,192,625
                                                                          ---------------
                 Norway -- 0.0%
      10,000,000 Kingdom of Norway,
                 5.500%, 5/15/2009, (NOK)                                       1,873,289
                                                                          ---------------
                 Philipines -- 0.1%
       3,700,000 Philippine Long Distance Telephone Co., Series E, (MTN),
                 8.350%, 3/06/2017                                              4,046,690
       1,691,125 Quezon Power (Philippines), Ltd., Senior Secured Note,
                 8.860%, 6/15/2017                                              1,708,036
                                                                          ---------------
                                                                                5,754,726
                                                                          ---------------

                See accompanying notes to financial statements.

Investments as of September 30, 2007

   Principal
  Amount (++)   Description                                          Value (+)
---------------------------------------------------------------------------------
                Republic of Korea -- 0.1%
$     5,470,000 Hanarotelecom, Inc., 144A,
                7.000%, 2/01/2012                                 $     5,278,550
        300,000 Samsung Electronics Co., Ltd., 144A,
                7.700%, 10/01/2027                                        339,676
                                                                  ---------------
                                                                        5,618,226
                                                                  ---------------
                Scotland -- 1.7%
    169,620,000 Astrazeneca PLC,
                6.450%, 9/15/2037(b)                                  175,873,211
                                                                  ---------------
                Singapore -- 0.0%
      1,050,000 SP PowerAssets, Ltd., Series E, (MTN),
                3.730%, 10/22/2010, (SGD)                                 724,987
                                                                  ---------------
                South Africa -- 0.5%
    320,500,000 Republic of South Africa,
                13.000%, 8/31/2010, (ZAR)(b)                           51,238,689
                                                                  ---------------
                Spain -- 1.1%
    113,785,000 Telefonica Emisiones SAU, Guaranteed Note,
                7.045%, 6/20/2036                                     121,201,620
                                                                  ---------------
                Supranational -- 2.3%
     15,543,570 European Investment Bank, 144A,
                Zero Coupon, 9/12/2008, (BRL)                           7,686,147
    128,250,000 European Investment Bank, Senior Note,
                Zero Coupon, 3/10/2021, (AUD)                          48,999,206
    134,330,000 European Investment Bank, 144A,
                4.600%, 1/30/2037, (CAD)                              128,056,810
     80,000,000 Inter-American Development Bank, Series E, (MTN),
                Zero Coupon, 5/11/2009, (BRL)                          35,613,748
     24,450,000 Inter-American Development Bank, Series E, (MTN),
                6.000%, 12/15/2017, (NZD)                              16,891,507
     12,125,000 Inter-American Development Bank, Series G, (MTN),
                6.250%, 6/22/2016, (NZD)                                8,537,381
                                                                  ---------------
                                                                      245,784,799
                                                                  ---------------
                Sweden -- 0.3%
    207,265,000 Kingdom of Sweden,
                6.500%, 5/05/2008, (SEK)                               32,642,766
                                                                  ---------------
                Switzerland -- 0.1%
    346,700,000 Eurofima, Series EMTN,
                10.000%, 11/03/2008, (ISK)                              5,442,838
                                                                  ---------------
                Thailand -- 0.3%
     28,355,000 True Move Co., Ltd., 144A,
                10.750%, 12/16/2013                                    28,627,208
                                                                  ---------------
                United Kingdom -- 0.2%
 72,717,436,000 JPMorgan Chase Bank, 144A,
                Zero Coupon, 10/21/2010, (IDR)                          6,208,614
      1,000,000 Virgin Media Finance PLC,
                9.125%, 8/15/2016                                       1,037,500
      4,570,000 Virgin Media Finance PLC,
                9.750%, 4/15/2014, (GBP)                                9,350,211
      1,605,000 Vodafone Group PLC,
                6.150%, 2/27/2037                                       1,540,142
                                                                  ---------------
                                                                       18,136,467
                                                                  ---------------
                United States -- 58.2%
      5,565,000 AES Corp. (The),
                8.375%, 3/01/2011, (GBP)                               11,044,400
      4,020,000 AES Corp. (The), Senior Note,
                7.750%, 3/01/2014(b)                                    4,080,300

  Principal
 Amount (++)  Description                                         Value (+)
------------------------------------------------------------------------------
              United States -- continued
$   1,190,000 Affiliated Computer Services, Inc.,
              5.200%, 6/01/2015                                $     1,050,175
   17,735,000 Albertson's, Inc.,
              7.750%, 6/15/2026                                     17,631,552
   69,896,000 Albertson's, Inc., Senior Note,
              7.450%, 8/01/2029                                     67,282,169
    4,895,000 Albertson's, Inc., Senior Note,
              8.000%, 5/01/2031                                      4,968,587
    1,510,000 Albertson's, Inc., Senior Note,
              8.700%, 5/01/2030                                      1,629,784
   13,242,000 Albertson's, Inc., Series C, (MTN),
              6.625%, 6/01/2028                                     11,744,714
    4,785,000 Allstate Corp.,
              5.950%, 4/01/2036                                      4,564,426
   46,570,000 ALLTEL Corp., Senior Note,
              7.875%, 7/01/2032                                     37,732,784
      825,000 American Airlines, Inc., Series 1999-1, Class B,
              7.324%, 4/15/2011                                        819,844
      995,863 American Airlines, Inc., Series 93A6,
              8.040%, 9/16/2011                                        990,882
    6,950,000 Amkor Technology, Inc., Senior Note,
              7.125%, 3/15/2011                                      6,741,500
    9,570,000 Amkor Technology, Inc., Senior Note,
              7.750%, 5/15/2013                                      9,235,050
   37,190,000 Anadarko Petroleum Corp.,
              5.950%, 9/15/2016                                     36,833,311
   45,910,000 Anadarko Petroleum Corp.,
              6.450%, 9/15/2036                                     45,198,349
   10,503,000 APL Ltd., Senior Note,
              8.000%, 1/15/2024(f)                                   8,822,520
    1,585,000 Aramark Services, Inc.,
              5.000%, 6/01/2012                                      1,398,763
    4,640,000 Arrow Electronics, Inc.,
              6.875%, 6/01/2018                                      4,797,022
    8,000,000 ASIF Global Financing, 144A,
              2.380%, 2/26/2009, (SGD)                               5,351,739
   10,245,000 AT&T Corp.,
              6.500%, 3/15/2029                                     10,317,842
    8,500,000 AT&T, Inc.,
              6.150%, 9/15/2034(b)                                   8,402,632
  127,100,000 AT&T, Inc.,
              6.500%, 9/01/2037                                    131,052,429
   17,574,841 Atlas Air, Inc., Series 1998-1, Class 1B,
              7.680%, 1/02/2014(g)                                  20,211,067
      323,312 Atlas Air, Inc., Series 1999-1, Class A2,
              6.880%, 7/02/2009                                        316,846
   12,740,207 Atlas Air, Inc., Series 1999-1, Class B,
              7.630%, 1/02/2015(g)                                  14,651,238
    4,744,556 Atlas Air, Inc., Series 1999-1, Class C,
              8.770%, 1/02/2011(g)                                   4,602,219
    5,323,737 Atlas Air, Inc., Series 2000-1, Class B,
              9.057%, 1/02/2014(g)                                   6,494,959
    6,862,758 Atlas Air, Inc., Series C,
              8.010%, 1/02/2010(g)                                   5,901,972
   30,125,000 Avnet, Inc.,
              5.875%, 3/15/2014                                     30,026,341
   35,630,000 Avnet, Inc.,
              6.000%, 9/01/2015                                     34,830,106
   11,345,000 Avnet, Inc.,
              6.625%, 9/15/2016                                     11,454,865

                See accompanying notes to financial statements.

Investments as of September 30, 2007

   Principal
  Amount (++)   Description                                        Value (+)
-------------------------------------------------------------------------------
                United States -- continued
$    22,125,000 BAC Capital Trust VI,
                5.625%, 3/08/2035                               $    19,763,953
 17,310,000,000 Barclays Financial LLC, 144A,
                4.060%, 9/16/2010, (KRW)                             18,662,344
  1,006,000,000 Barclays Financial LLC, 144A,
                4.160%, 2/22/2010, (THB)                             30,378,677
 21,340,000,000 Barclays Financial LLC, 144A,
                4.460%, 9/23/2010, (KRW)                             23,261,346
 56,650,000,000 Barclays Financial LLC, 144A,
                4.470%, 12/04/2011, (KRW)                            61,298,618
    135,000,000 Barclays Financial LLC, Series E, (MTN),, 144A,
                4.100%, 3/22/2010, (THB)                              4,069,044
     15,195,000 BellSouth Corp.,
                6.000%, 11/15/2034(b)                                14,627,634
     23,584,000 Borden, Inc.,
                7.875%, 2/15/2023                                    18,985,120
      6,920,000 Borden, Inc.,
                8.375%, 4/15/2016                                     5,882,000
      8,757,000 Borden, Inc.,
                9.200%, 3/15/2021                                     7,443,450
      2,765,000 Boston Scientific Corp.,
                5.450%, 6/15/2014                                     2,481,588
     10,590,000 Boston Scientific Corp.,
                6.400%, 6/15/2016                                     9,663,375
     15,755,000 Boston Scientific Corp.,
                7.000%, 11/15/2035                                   13,667,462
      2,685,000 Bowater, Inc.,
                6.500%, 6/15/2013(b)                                  1,960,050
     71,400,000 Bruce Mansfield Unit 1 2,
                6.850%, 6/01/2034                                    72,646,644
      2,840,000 Centex Corp.,
                5.250%, 6/15/2015(b)                                  2,416,056
     21,365,000 Chesapeake Energy Corp.,
                6.500%, 8/15/2017                                    20,777,462
     22,690,000 Chesapeake Energy Corp.,
                6.875%, 11/15/2020                                   22,207,837
     15,325,000 CIGNA Corp.,
                6.150%, 11/15/2036                                   14,490,584
        425,000 Cincinnati Bell, Inc.,
                8.375%, 1/15/2014                                       423,938
      1,220,000 CIT Group, Inc.,
                5.000%, 2/13/2014                                     1,101,595
      2,500,000 CIT Group, Inc., Series E, Senior Note, (MTN),
                5.500%, 12/01/2014, (GBP)                             4,418,640
      3,055,000 CIT Group, Inc.,
                6.000%, 4/01/2036                                     2,702,102
      4,545,000 CIT Group, Inc., (MTN),
                5.125%, 9/30/2014                                     4,145,317
      4,100,000 CIT Group, Inc., Series E, (MTN),
                5.500%, 12/20/2016, (GBP)                             7,058,992
     18,650,000 Citibank NA, 144A,
                15.000%, 7/02/2010, (BRL)                            11,587,734
     35,260,000 Citizens Communications Co.,
                7.875%, 1/15/2027                                    34,378,500
      7,805,000 Clear Channel Communications, Inc.,
                4.900%, 5/15/2015                                     5,878,570
      4,165,000 Clear Channel Communications, Inc.,
                5.500%, 9/15/2014                                     3,270,208
     10,765,000 Clear Channel Communications, Inc.,
                5.500%, 12/15/2016(b)                                 8,199,442

  Principal
 Amount (++)  Description                                             Value (+)
----------------------------------------------------------------------------------
              United States -- continued
$   2,080,000 Clear Channel Communications, Inc.,
              5.750%, 1/15/2013                                    $     1,740,920
   16,170,000 Cleveland Electric Illuminating Co.,
              5.950%, 12/15/2036                                        15,035,109
    2,935,000 Colonial Realty LP,
              6.050%, 9/01/2016                                          2,834,447
    2,405,000 Colorado Interstate Gas Co.,
              5.950%, 3/15/2015                                          2,365,390
    2,670,000 Colorado Interstate Gas Co.,
              6.800%, 11/15/2015                                         2,764,019
   41,635,000 Comcast Corp.,
              5.650%, 6/15/2035                                         37,170,104
   34,570,000 Comcast Corp.,
              6.450%, 3/15/2037                                         34,128,576
   20,175,000 Comcast Corp.,
              6.500%, 11/15/2035                                        19,921,743
  172,500,000 Comcast Corp.,
              6.950%, 8/15/2037                                        181,057,725
    6,319,005 Continental Airlines, Inc., Series 1997-4, Class 4B,
              6.900%, 1/02/2017                                          5,999,105
    7,466,633 Continental Airlines, Inc., Series 1998-1, Class 1B,
              6.748%, 3/15/2017                                          7,223,967
    6,925,049 Continental Airlines, Inc., Series 1999-1, Class B,
              6.795%, 8/02/2018                                          6,453,280
    2,374,176 Continental Airlines, Inc., Series 1999-1, Class C,
              6.954%, 8/02/2009                                          2,320,758
    4,342,313 Continental Airlines, Inc., Series 1999-2, Class B,
              7.566%, 3/15/2020                                          4,255,467
    7,586,247 Continental Airlines, Inc., Series 2000-2, Class B,
              8.307%, 10/02/2019                                         7,567,282
    2,803,874 Continental Airlines, Inc., Series 2001-1, Class B,
              7.373%, 6/15/2017                                          2,712,748
      300,438 Continental Airlines, Inc., Series 96-A,
              6.940%, 10/15/2013                                           297,433
    2,753,368 Continental Airlines, Inc., Series 971A,
              7.461%, 4/01/2015                                          2,724,113
    5,625,000 Continental Airlines, Inc., Series A,
              5.983%, 4/19/2022                                          5,450,288
   23,710,000 Corn Products International, Inc.,
              6.625%, 4/15/2037                                         23,511,761
    6,225,000 Corning, Inc.,
              5.900%, 3/15/2014                                          6,285,793
    6,220,000 Corning, Inc.,
              6.200%, 3/15/2016                                          6,350,813
      650,000 Corning, Inc.,
              6.750%, 9/15/2013                                            697,596
    6,150,000 Corning, Inc.,
              6.850%, 3/01/2029                                          6,260,626
    4,725,000 Corning, Inc.,
              7.250%, 8/15/2036                                          4,954,730
      400,000 CSC Holdings, Inc., Senior Note,
              7.875%, 2/15/2018                                            388,000
      250,000 CSC Holdings, Inc., Series B, Senior Note,
              8.125%, 7/15/2009                                            254,375
      250,000 CSC Holdings, Inc., Series B, Senior Note,
              8.125%, 8/15/2009                                            254,375
   37,345,000 CSX Corp.,
              6.000%, 10/01/2036(b)                                     34,967,767
    5,000,000 CSX Corp.,
              6.250%, 3/15/2018                                          5,026,250

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                         Value (+)
------------------------------------------------------------------------------
              United States -- continued
$   1,853,000 Cummins, Inc.,
              6.750%, 2/15/2027                                $     1,831,129
    2,145,000 Cummins, Inc.,
              7.125%, 3/01/2028                                      2,213,936
   19,745,000 DCP Midstream LP, 144A,
              6.450%, 11/03/2036                                    18,901,434
    8,758,000 Dillard's, Inc.,
              6.625%, 1/15/2018(b)                                   7,848,622
    4,187,000 Dillard's, Inc.,
              7.130%, 8/01/2018                                      3,857,274
    1,500,000 Dillard's, Inc.,
              7.750%, 7/15/2026                                      1,351,875
      425,000 Dillard's, Inc.,
              7.875%, 1/01/2023                                        386,219
    3,325,000 Dillard's, Inc., Class A,
              7.000%, 12/01/2028                                     2,763,906
    1,935,000 Dole Food Co., Inc.,
              8.625%, 5/01/2009                                      1,939,838
    8,180,000 Dominion Resources, Inc., Senior Note, Series B,
              5.950%, 6/15/2035                                      7,666,214
    4,335,000 DR Horton, Inc.,
              5.625%, 9/15/2014                                      3,685,292
    1,625,000 DR Horton, Inc.,
              6.500%, 4/15/2016                                      1,423,339
   16,160,000 DR Horton, Inc., Guaranteed Note,
              5.625%, 1/15/2016(b)                                  13,579,232
   43,470,000 DR Horton, Inc., Senior Note,
              5.250%, 2/15/2015                                     36,391,997
   11,275,000 Dynegy Holdings, Inc.,
              7.125%, 5/15/2018(b)                                  10,288,437
   10,185,000 Dynegy Holdings, Inc.,
              7.625%, 10/15/2026                                     9,166,500
      500,000 Dynegy Holdings, Inc., 144A,
              7.750%, 6/01/2019                                        478,125
    7,455,000 Dynegy Holdings, Inc.,
              8.375%, 5/01/2016                                      7,492,275
   95,200,000 Edison Mission Energy, Senior Note, 144A,,
              7.625%, 5/15/2027                                     91,868,000
   15,685,000 El Paso Corp.,
              6.950%, 6/01/2028                                     14,570,189
      750,000 El Paso Corp., Senior Note, (MTN),
              7.800%, 8/01/2031                                        761,463
    1,000,000 El Paso Energy Corp., (MTN),
              7.750%, 1/15/2032                                      1,015,442
    5,330,000 Embarq Corp.,
              7.995%, 6/01/2036                                      5,679,078
    5,255,000 Energy Transfer Partners LP,
              6.125%, 2/15/2017                                      5,071,501
   11,315,000 Energy Transfer Partners LP,
              6.625%, 10/15/2036                                    10,670,656
   13,175,000 Enterprise Products Operating L.P.,
              6.300%, 9/15/2017                                     13,193,010
   14,385,000 Equifax, Inc.,
              7.000%, 7/01/2037                                     14,409,311
   35,900,000 FNMA,
              2.290%, 2/19/2009, (SGD)                              24,021,317
   17,816,000 Ford Motor Co.,
              6.375%, 2/01/2029(b)                                  13,094,760
    1,705,000 Ford Motor Co.,
              6.500%, 8/01/2018(b)                                   1,372,525

  Principal
 Amount (++)  Description                                         Value (+)
------------------------------------------------------------------------------
              United States -- continued
$     500,000 Ford Motor Co.,
              6.625%, 2/15/2028                                $       372,500
   73,114,000 Ford Motor Co.,
              6.625%, 10/01/2028                                    54,469,930
    1,940,000 Ford Motor Co.,
              7.125%, 11/15/2025(b)                                  1,445,300
   86,090,000 Ford Motor Co.,
              7.450%, 7/16/2031(b)                                  67,580,650
      800,000 Ford Motor Co.,
              7.500%, 8/01/2026                                        602,000
   35,237,000 Ford Motor Credit Co. LLC,
              5.700%, 1/15/2010                                     33,136,981
   10,685,000 Ford Motor Credit Co. LLC,
              7.000%, 10/01/2013                                     9,656,034
   15,465,000 Ford Motor Credit Co. LLC,
              7.250%, 10/25/2011                                    14,492,468
   14,595,000 Ford Motor Credit Co. LLC,
              8.000%, 12/15/2016(b)                                 13,653,695
    9,905,000 Ford Motor Credit Co. LLC,
              8.625%, 11/01/2010                                     9,819,460
   25,255,000 Freescale Semiconductor, Inc.,
              10.125%, 12/15/2016(b)                                23,487,150
  243,057,000 General Electric Capital Corp.,
              6.500%, 9/28/2015, (NZD)                             169,943,868
   30,350,000 General Electric Capital Corp., Series A, (MTN),
              6.625%, 2/04/2010, (NZD)                              22,202,612
      500,000 General Electric Capital Corp., Series E, (MTN),
              1.725%, 6/27/2008, (SGD)                                 334,178
    3,100,000 General Electric Capital Corp., Series E, (MTN),
              6.125%, 5/17/2012, (GBP)(b)                            6,360,214
   66,645,000 General Electric Capital Corp., Series E, (MTN),
              6.750%, 9/26/2016, (NZD)                              47,744,130
   60,900,000 General Electric Capital Corp., Series G, (MTN),
              2.960%, 5/18/2012, (SGD)                              40,736,955
  115,000,000 General Electric Capital Corp., Series G, (MTN),
              3.485%, 3/08/2012, (SGD)                              79,055,978
   14,920,000 General Motors Corp.,
              8.250%, 7/15/2023(b)                                  13,055,000
    1,035,000 General Motors Corp.,
              8.375%, 7/15/2033(b)                                     906,919
    4,775,000 Georgia Gulf Corp.,
              10.750%, 10/15/2016(b)                                 4,154,250
   11,520,000 Georgia-Pacific Corp.,
              7.250%, 6/01/2028                                     10,540,800
   11,605,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                    10,792,650
      120,000 Georgia-Pacific Corp.,
              7.700%, 6/15/2015                                        119,400
   42,010,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                    39,909,500
   14,535,000 Georgia-Pacific Corp.,
              8.000%, 1/15/2024                                     14,171,625
   15,063,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                     15,100,657
   32,965,000 GMAC LLC,
              6.000%, 12/15/2011(b)                                 30,426,003
   11,710,000 GMAC LLC,
              6.625%, 5/15/2012                                     10,926,660
   16,806,000 GMAC LLC, (MTN),
              6.750%, 12/01/2014                                    15,232,572

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                                   Value (+)
----------------------------------------------------------------------------------------
              United States -- continued
$   6,585,000 GMAC LLC,
              6.875%, 9/15/2011                                          $     6,266,707
   17,935,000 GMAC LLC,
              8.000%, 11/01/2031(b)                                           17,595,706
    4,360,000 Goodyear Tire & Rubber Co.,
              7.000%, 3/15/2028                                                3,684,200
    1,427,000 Goodyear Tire & Rubber Co.,
              9.000%, 7/01/2015(b)                                             1,523,323
    2,590,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note,
              7.750%, 12/15/2013                                               2,486,400
    5,790,000 GTE Corp.,
              6.940%, 4/15/2028                                                6,017,414
      185,000 Hawaiian Telcom Communications, Inc.,
              12.500%, 5/01/2015(b)                                              199,800
    8,205,000 HCA, Inc.,
              6.375%, 1/15/2015                                                6,994,762
   45,075,000 HCA, Inc.,
              6.500%, 2/15/2016(b)                                            38,313,750
   12,875,000 HCA, Inc.,
              7.050%, 12/01/2027                                               9,750,276
    9,307,000 HCA, Inc.,
              7.500%, 12/15/2023                                               7,594,019
   18,745,000 HCA, Inc.,
              7.500%, 11/06/2033                                              15,089,725
   12,040,000 HCA, Inc.,
              7.580%, 9/15/2025                                                9,811,649
   27,892,000 HCA, Inc.,
              7.690%, 6/15/2025                                               22,908,620
    4,490,000 HCA, Inc.,
              7.750%, 7/15/2036                                                3,596,081
    6,155,000 HCA, Inc.,
              8.360%, 4/15/2024                                                5,351,619
    1,000,000 HCA, Inc., Senior Note,
              5.750%, 3/15/2014                                                  838,750
   14,550,000 Hercules, Inc., Subordinated Note,
              6.500%, 6/30/2029                                               11,785,500
   35,790,000 Highwoods Properties, Inc.,
              5.850%, 3/15/2017                                               33,915,785
    9,995,000 Hilcorp Energy I LP, 144A,
              7.750%, 11/01/2015                                               9,770,112
   52,975,000 Home Depot, Inc.,
              5.875%, 12/16/2036                                              45,249,073
   11,370,000 Hospira, Inc.,
              6.050%, 3/30/2017                                               11,185,044
   66,372,000 HSBC Bank PLC, 144A,
              Zero Coupon, 4/18/2012, (MYR)                                   16,429,870
  119,806,078 HSBC Bank USA, 144A,
              Zero Coupon, 11/28/2011(c)                                      83,444,933
   16,050,000 HSBC Bank USA, 144A,
              3.310%, 8/25/2010                                               17,762,535
    3,940,000 iStar Financial, Inc.,
              5.150%, 3/01/2012                                                3,645,682
    5,310,000 ITC Holdings Corp., 144A,
              6.375%, 9/30/2036                                                5,078,760
   45,790,000 J.C. Penney Corp., Inc., Senior Note,
              6.375%, 10/15/2036                                              42,844,925
      350,000 J.C. Penney Corp., Inc.,
              7.125%, 11/15/2023(b)                                              368,384
    3,445,000 Jefferson Smurfit Corp.,
              7.500%, 6/01/2013                                                3,333,038

   Principal
  Amount (++)    Description                                                Value (+)
----------------------------------------------------------------------------------------
                 United States -- continued
$      1,425,000 Joy Global, Inc.,
                 6.625%, 11/15/2036                                      $     1,431,286
 599,726,100,000 JPMorgan Chase & Co., 144A
                 Zero Coupon, 3/28/2011, (IDR)                                49,283,123
 109,312,000,000 JPMorgan Chase & Co., 144A
                 Zero Coupon, 3/28/2011, (IDR)                                 8,980,438
 229,157,783,660 JPMorgan Chase & Co., 144A,
                 Zero Coupon, 4/12/2012, (IDR)                                17,034,605
     149,232,225 JPMorgan Chase & Co., Series E, (MTN), 144A,
                 1.000%, 6/08/2012, (MYR)                                     36,393,831
      92,000,000 JPMorgan Chase Bank, 144A,
                 Zero Coupon, 5/17/2010, (BRL)                                38,297,698
       3,565,000 K N Capital Trust III,
                 7.630%, 4/15/2028(b)                                          3,190,843
       4,300,000 K N Energy, Inc.,
                 6.670%, 11/01/2027                                            3,756,669
       2,365,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
                 6.250%, 1/15/2015                                             1,797,400
      15,055,000 K. Hovnanian Enterprises, Inc., Senior Note,
                 6.250%, 1/15/2016(b)                                         11,592,350
       5,080,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
                 6.375%, 12/15/2014(b)                                         3,937,000
       2,490,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
                 6.500%, 1/15/2014                                             1,935,975
       6,290,000 K. Hovnanian Enterprises, Inc.,
                 7.500%, 5/15/2016(b)                                          5,000,550
       1,935,000 K. Hovnanian Enterprises, Inc.,
                 7.750%, 5/15/2013(b)                                          1,383,525
       8,340,000 KB Home, Guaranteed Note,
                 5.875%, 1/15/2015                                             7,089,000
       2,940,000 KB Home, Guaranteed Note,
                 6.250%, 6/15/2015                                             2,510,025
      11,315,000 KB Home, Guaranteed Note,
                 7.250%, 6/15/2018                                             9,844,050
       7,515,000 Kellwood Co.,
                 7.625%, 10/15/2017                                            6,575,625
       1,915,000 Kimball Hill Homes, Inc.,
                 10.500%, 12/15/2012(b)                                        1,321,350
         500,000 Kinder Morgan Energy Partners, LP,
                 5.800%, 3/15/2035                                               441,548
      11,288,000 Kinder Morgan, Inc., Senior Note,
                 5.150%, 3/01/2015                                            10,075,161
       1,650,000 Koppers Holdings, Inc., (step to 9.875% on 11/15/2009),
                 Zero Coupon, 11/15/2014(e)                                    1,410,750
      37,705,000 Kraft Foods, Inc.,
                 6.500%, 8/11/2017                                            38,947,417
      30,680,000 Kraft Foods, Inc.,
                 7.000%, 8/11/2037                                            32,185,836
       1,600,000 Lennar Corp., Series B, Guaranteed Note,
                 5.600%, 5/31/2015                                             1,376,538
      23,885,000 Lennar Corp., Series A,
                 6.500%, 4/15/2016                                            21,590,655
      11,970,000 Lennar Corp., Series B,
                 5.500%, 9/01/2014                                            10,444,603
      33,965,000 Level 3 Communications, Inc.,
                 2.875%, 7/15/2010                                            32,606,400
      29,195,000 Level 3 Financing, Inc.,
                 8.750%, 2/15/2017                                            28,173,175
       8,525,000 Level 3 Financing, Inc.,
                 9.250%, 11/01/2014                                            8,397,125

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)  Description                                                     Value (+)
------------------------------------------------------------------------------------------
              United States -- continued
$  41,535,000 Lowes Cos., Inc.,
              6.650%, 9/15/2037                                            $    41,964,929
   39,875,000 Lucent Technologies, Inc.,
              6.450%, 3/15/2029                                                 33,096,250
    2,840,000 Lucent Technologies, Inc.,
              6.500%, 1/15/2028                                                  2,357,200
   11,645,000 Macy's Retail Holdings, Inc.,
              6.375%, 3/15/2037                                                 10,647,617
    2,660,000 Marsh & McLennan Cos., Inc.,
              5.375%, 7/15/2014                                                  2,566,836
   11,710,000 Marsh & McLennan Cos., Inc.,
              5.750%, 9/15/2015(b)                                              11,309,776
    6,905,000 Marsh & McLennan Cos., Inc.,
              5.875%, 8/01/2033(b)                                               5,952,897
    1,250,000 McDonalds Corp., Series E, (MTN),
              3.628%, 10/10/2010, (SGD)                                            858,224
   51,500,000 Merrill Lynch & Co., Inc.,
              10.710%, 3/08/2017, (BRL)                                         28,834,943
    5,350,000 Methanex Corp., Senior Note,
              6.000%, 8/15/2015                                                  5,045,729
   13,405,000 Michigan Tobacco Settlement Finance Authority, Taxable Turbo
              Series A,
              7.309%, 6/01/2034                                                 13,229,797
    1,000,000 MidAmerican Energy Holdings Co.,
              6.125%, 4/01/2036(b)                                                 970,785
   40,255,000 Midamerican Energy Holdings Co., 144A,
              6.500%, 9/15/2037                                                 40,689,915
    1,153,000 Missouri Pacific Railroad Co.,
              5.000%, 1/01/2045                                                    795,570
    6,465,000 Mosaic Global Holdings, Inc.,
              7.300%, 1/15/2028                                                  6,206,400
    5,820,000 Mosaic Global Holdings, Inc.,
              7.375%, 8/01/2018                                                  5,645,400
    7,655,000 Motorola, Inc.,
              6.500%, 9/01/2025                                                  7,412,482
    3,346,000 New England Telephone & Telegraph Co.,
              7.875%, 11/15/2029                                                 3,717,834
   54,190,000 News America, Inc.,
              6.150%, 3/01/2037                                                 50,536,781
   11,140,000 News America, Inc.,
              6.200%, 12/15/2034                                                10,488,265
   14,360,000 News America, Inc.,
              6.400%, 12/15/2035                                                13,868,271
    4,305,000 Nextel Communications, Inc., Series E,
              6.875%, 10/31/2013                                                 4,322,216
   25,790,000 Nextel Communications, Inc., Series F,
              5.950%, 3/15/2014                                                 24,621,971
   31,735,000 NGC Corp. Capital Trust I, Series B,
              8.316%, 6/01/2027                                                 29,354,875
   48,500,000 Nisource Finance Corp.,
              6.400%, 3/15/2018                                                 48,856,135
    2,500,000 NRG Energy, Inc.,
              7.250%, 2/01/2014                                                  2,506,250
    5,000,000 NRG Energy, Inc.,
              7.375%, 2/01/2016                                                  5,012,500
    4,530,000 ONEOK Partners LP,
              6.650%, 10/01/2036                                                 4,468,116
    3,260,000 Owens & Minor, Inc.,
              6.350%, 4/15/2016                                                  3,307,009
    9,480,000 Owens Corning, Inc.,
              6.500%, 12/01/2016                                                 9,156,030

  Principal
 Amount (++)  Description                                      Value (+)
------------------------------------------------------------------------------
              United States -- continued
$  14,200,000 Owens Corning, Inc.,
              7.000%, 12/01/2036                            $    13,820,079
      225,000 Owens-Illinois, Inc., Senior Note,
              7.500%, 5/15/2010(b)                                  226,688
   42,043,000 Owens-Illinois, Inc., Senior Note,
              7.800%, 5/15/2018                                  41,412,355
    3,000,000 Pemex Project Funding Master Trust,
              8.625%, 12/01/2023(b)                               3,709,500
    4,350,000 Pemex Project Funding Master Trust,
              9.500%, 9/15/2027(b)                                5,911,650
    7,175,000 Pioneer Natural Resources Co.,
              5.875%, 7/15/2016                                   6,442,662
    3,898,000 Pioneer Natural Resources Co.,
              7.200%, 1/15/2028                                   3,484,145
   20,770,000 Plains All American Pipeline LP,
              6.125%, 1/15/2017                                  20,789,482
   44,730,000 Plains All American Pipeline LP,
              6.650%, 1/15/2037(b)                               44,495,481
    1,948,000 Ply Gem Industries, Inc.,
              9.000%, 2/15/2012(b)                                1,577,880
    4,240,000 Pulte Homes, Inc.,
              5.200%, 2/15/2015                                   3,535,401
   45,470,000 Pulte Homes, Inc.,
              6.000%, 2/15/2035                                  33,143,901
   12,730,000 Pulte Homes, Inc.,
              6.375%, 5/15/2033                                   9,673,794
      950,000 Qwest Capital Funding, Inc.,
              7.250%, 2/15/2011(b)                                  954,750
   26,205,000 Qwest Capital Funding, Inc.,
              7.750%, 2/15/2031                                  23,912,062
   13,170,000 Qwest Capital Funding, Inc., Guaranteed Note,
              6.500%, 11/15/2018                                 11,622,525
   42,455,000 Qwest Capital Funding, Inc., Guaranteed Note,
              6.875%, 7/15/2028(b)                               36,405,162
    2,025,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.000%, 8/03/2009(b)                                2,035,125
    6,455,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.625%, 8/03/2021                                   6,035,425
   20,420,000 Qwest Corp.,
              6.875%, 9/15/2033                                  19,092,700
    2,785,000 Qwest Corp.,
              7.250%, 9/15/2025(b)                                2,736,263
   25,230,000 Reliant Energy, Inc., Senior Note,
              7.875%, 6/15/2017(b)                               25,387,687
   18,420,000 Residential Capital LLC,
              7.375%, 5/17/2013, (GBP)                           28,830,773
   46,050,000 Residential Capital LLC,
              7.500%, 4/17/2013                                  37,185,375
   11,260,000 Residential Capital LLC,
              7.875%, 6/30/2015                                   9,092,450
   15,205,000 Residential Capital LLC, Series E, (MTN),
              8.875%, 7/01/2014, (GBP)                           24,576,427
   52,930,000 Reynolds American, Inc.,
              6.750%, 6/15/2017                                  54,135,481
   13,400,000 Reynolds American, Inc.,
              7.250%, 6/15/2037(b)                               14,008,025
   10,480,000 Sara Lee Corp.,
              6.125%, 11/01/2032(b)                               9,776,174

                See accompanying notes to financial statements.

Investments as of September 30, 2007

  Principal
 Amount (++)     Description                           Value (+)
-------------------------------------------------------------------
                 United States -- continued
$   1,200,000    Six Flags, Inc.,
                 9.625%, 6/01/2014(b)               $       991,500
    2,785,000    Six Flags, Inc.,
                 9.750%, 4/15/2013(b)                     2,360,288
   10,400,000    SLM Corp., (MTN),
                 5.050%, 11/14/2014                       8,819,907
   22,205,000    SLM Corp., Series A, (MTN),
                 5.000%, 10/01/2013                      19,389,317
   33,190,000    SLM Corp., Series A, (MTN),
                 5.000%, 4/15/2015                       27,836,951
   11,510,000    SLM Corp., Series A, (MTN),
                 5.000%, 6/15/2018                        9,142,566
    4,145,000    SLM Corp., Series A, (MTN),
                 5.375%, 5/15/2014                        3,617,300
   25,080,000    SLM Corp., Series A, (MTN),
                 5.625%, 8/01/2033(b)                    19,306,032
    6,100,000    SLM Corp., Series A, (MTN),
                 6.500%, 6/15/2010, (NZD)                 4,167,086
    2,550,000    Southern Natural Gas Co.,
                 7.350%, 2/15/2031                        2,670,350
    6,326,000    Sprint Capital Corp.,
                 6.875%, 11/15/2028                       6,105,210
   11,309,000    Sprint Nextel Corp.,
                 6.000%, 12/01/2016                      10,862,577
    4,035,000    Stanley-Martin Communities LLC,
                 9.750%, 8/15/2015(b)                     3,006,075
    1,810,000    Sungard Data Systems, Inc.,
                 9.125%, 8/15/2013                        1,882,400
   16,514,000    Tenet Healthcare Corp.,
                 6.875%, 11/15/2031                      12,344,215
    4,480,000    Tenet Healthcare Corp.,
                 9.250%, 2/01/2015(b)                     3,953,600
    7,872,000    Tennessee Gas Pipeline Co.,
                 7.000%, 10/15/2028(b)                    8,012,869
    9,240,000    Time Warner, Inc.,
                 6.500%, 11/15/2036                       8,914,539
   11,145,000    Time Warner, Inc.,
                 6.625%, 5/15/2029                       10,914,789
    4,795,000    Time Warner, Inc.,
                 6.950%, 1/15/2028                        4,905,851
    3,150,000    Time Warner, Inc.,
                 7.625%, 4/15/2031                        3,426,208
    2,025,000    Time Warner, Inc.,
                 7.700%, 5/01/2032                        2,223,478
    8,785,000    Toledo Edison Co.,
                 6.150%, 5/15/2037                        8,199,559
    4,245,000    Toll Brothers Financial Corp.,
                 5.150%, 5/15/2015(b)                     3,635,690
   31,625,000    Toys R Us, Inc.,
                 7.375%, 10/15/2018(b)                   25,379,062
    8,355,000    Toys R Us, Inc.,
                 7.875%, 4/15/2013                        7,268,850
   31,135,000    Travelers Cos., Inc. (The), (MTN),
                 6.250%, 6/15/2037                       30,032,603
    4,000,000    Travelers Cos., Inc. (The),
                 6.750%, 6/20/2036                        4,062,136
    1,000,000    Travelers Property Casualty Corp.,
                 6.375%, 3/15/2033                          993,776
   35,615,000    Tribune Co.,
                 5.250%, 8/15/2015(b)                    24,821,482

  Principal
 Amount (++)  Description                                                     Value (+)
------------------------------------------------------------------------------------------
              United States -- continued
$     315,000 TXU Corp.,
              5.550%, 11/15/2014                                           $       254,051
    6,925,000 TXU Corp., Series Q,
              6.500%, 11/15/2024                                                 5,550,388
    2,225,000 TXU Corp., Series R,
              6.550%, 11/15/2034                                                 1,744,985
  469,945,000 U.S. Treasury Bond,
              4.500%, 2/15/2036(b)                                             445,529,947
   19,965,000 U.S. Treasury Bond,
              4.750%, 2/15/2037(b)                                              19,688,924
  516,825,000 U.S. Treasury Bond,
              5.375%, 2/15/2031(b)                                             553,245,141
    7,000,000 United States Steel Corp.,
              6.050%, 6/01/2017                                                  6,698,440
    4,130,000 United States Steel Corp.,
              6.650%, 6/01/2037                                                  3,810,152
   24,880,000 USG Corp.,
              6.300%, 11/15/2016                                                22,579,944
   12,880,000 USG Corp.,
              7.750%, 1/15/2018                                                 12,899,964
   51,815,000 Verizon Global Funding Corp., Senior Note,
              5.850%, 9/15/2035(b)                                              49,498,040
    5,530,000 Verizon Maryland, Inc., Series B,
              5.125%, 6/15/2033                                                  4,563,057
   12,050,000 Verizon New York, Inc., Series A,
              7.375%, 4/01/2032                                                 12,828,852
   32,790,000 Viacom, Inc., Senior Note,
              6.875%, 4/30/2036                                                 32,653,397
  132,865,000 Virginia Tobacco Settlement Financing Corp., Series A-1,
              6.706%, 6/01/2046                                                123,347,880
   50,000,000 WellPoint, Inc.,
              6.375%, 6/15/2037(b)                                              49,565,300
  101,985,000 Western Union Co.,
              6.200%, 11/17/2036                                                98,256,836
    7,300,000 White Pine Hydro LLC,
              6.310%, 7/10/2017(f)                                               7,432,765
   10,935,000 White Pine Hydro LLC,
              6.960%, 7/10/2037(f)                                              11,130,212
    4,000,000 White Pine Hydro LLC,
              7.260%, 7/20/2015(f)                                               4,099,648
      600,000 Williams Cos., Inc.,
              7.875%, 9/01/2021                                                    652,500
      965,000 Williams Cos., Inc., Senior Note,
              7.750%, 6/15/2031                                                  1,014,456
    8,600,000 Williams Cos., Inc., Series A,
              7.500%, 1/15/2031                                                  8,922,400
   11,205,000 Willis North America, Inc.,
              6.200%, 3/28/2017                                                 11,117,870
   10,270,000 Woolworth Corp.,
              8.500%, 1/15/2022                                                  9,807,850
   18,050,000 Xerox Capital Trust I, Guaranteed Note,
              8.000%, 2/01/2027                                                 18,209,941
    1,730,000 Xerox Corp., (MTN),
              7.200%, 4/01/2016                                                  1,804,767
    8,885,000 XTO Energy, Inc.,
              6.750%, 8/01/2037                                                  9,270,876
                                                                           ---------------
                                                                             6,093,502,631
                                                                           ---------------
              Total Non-Convertible Bonds (Identified Cost $9,002,294,070)   9,404,974,539
                                                                           ---------------
              Total Bonds and Notes (Identified Cost $9,310,252,018)         9,720,953,726
                                                                           ---------------

                See accompanying notes to financial statements.

Investments as of September 30, 2007

   Shares    Description                                              Value (+)
----------------------------------------------------------------------------------
Common Stocks -- 2.2% of Net Assets
             Israel -- 0.0%
       2,288 Teva Pharmaceutical Industries, Ltd., ADR             $       101,747
                                                                   ---------------
             United States -- 2.2%
     200,925 Apartment Investment & Management Co., Class A(b)           9,067,745
     889,730 Associated Estates Realty Corp., (REIT)(b)                 11,602,079
   2,238,800 Bristol-Myers Squibb Co.(b)                                64,522,216
      53,260 Chesapeake Energy Corp.(b)                                  1,877,948
   2,309,175 ConAgra Foods, Inc.(b)                                     60,338,743
      41,343 Corning, Inc.(b)                                            1,019,105
     182,500 Developers Diversified Realty Corp., (REIT)                10,196,275
     282,500 Duke Energy Corp.(b)                                        5,279,925
     460,000 Equity Residential, (REIT)(b)                              19,485,600
     477,725 KB Home(b)                                                 11,971,789
     549,450 Lennar Corp., Class A(b)                                   12,445,042
     117,700 Simon Property Group, Inc., (REIT)(b)                      11,770,000
     141,249 Spectra Energy Corp.(b)                                     3,457,776
     359,449 Vertex Pharmaceuticals, Inc.(b)(g)                         13,806,436
                                                                   ---------------
                                                                       236,840,679
                                                                   ---------------
             Total Common Stocks (Identified Cost $211,935,348)        236,942,426
                                                                   ---------------
   Shares
----------------------------------------------------------------------------------
Preferred Stocks -- 1.6%
             United States -- 1.6%
     302,400 AES Trust III, Convertible,
             6.750%(b)                                                  14,738,976
      52,020 Chesapeake Energy Corp.,
             4.500%(b)                                                   5,241,015
     278,685 Chesapeake Energy Corp., Convertible,
             5.000%(b)                                                  31,073,378
     107,725 CMS Energy Trust I, Convertible,
             7.750%                                                      5,372,785
     143,875 El Paso Energy Capital Trust I, Convertible,
             4.750%                                                      5,926,211
         393 Entergy New Orleans, Inc.,
             4.750%                                                         29,438
      42,700 FelCor Lodging Trust, Inc., (REIT) Convertible,
             $1.95                                                       1,001,742
   1,447,000 Ford Motor Co. Capital Trust II, Convertible,
             6.500%                                                     54,624,250
      15,600 Lucent Technologies Capital Trust I, Convertible,
             7.750%                                                     15,132,000
      81,975 Newell Financial Trust I,
             5.250%                                                      3,822,084
     469,300 Owens-Illinois, Inc., Convertible,
             4.750%                                                     21,118,500
     332,275 Six Flags, Inc.,
             7.250%(b)                                                   6,954,516
       9,381 United Rentals Trust I, Convertible,
             6.500%                                                        452,632
                                                                   ---------------
             Total Preferred Stocks (Identified Cost $155,205,634)     165,487,527
                                                                   ---------------

   Shares      Description                                                             Value (+)
------------------------------------------------------------------------------------------------------
Closed-End Investment Companies -- 0.2%
       203,625 BlackRock Senior High Income Fund, Inc.                              $     1,142,336
       110,211 Morgan Stanley Emerging Markets Debt Fund, Inc.                            1,061,332
     1,969,750 Western Asset High Income Opportunity Fund, Inc.                          12,744,283
     1,368,400 Western Asset Managed High Income Fund, Inc.(b)                            8,484,080
                                                                                     ---------------
               Total Closed-End Investment Companies
               (Identified Cost $22,753,639)                                             23,432,031
                                                                                     ---------------
   Shares/
  Principal
 Amount (++)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 21.7% of Net Assets
 2,135,549,007 State Street Securities Lending Quality Trust(h)                       2,135,549,007
$  132,117,601 Tri-Party Repurchase Agreement with Fixed Income Clearing
               Corporation, dated 9/28/2007 at 3.750% to be repurchased at
               $132,158,888 on 10/1/2007, collateralized by $96,625,000
               Federal National Mortgage Association, 5.750% due
               3/07/2022 with a value of $95,175,625 and $38,670,000
               Federal National Mortgage Association, 6.060% due
               6/06/2017 with a value of $39,588,413 including accrued
               interest (Note 2f)                                                       132,117,601
                                                                                     ---------------
               Total Short-Term Investments (Identified Cost $2,267,666,608)          2,267,666,608
                                                                                     ---------------
               Total Investments -- 118.6%
               (Identified Cost $11,967,813,247)(a)                                  12,414,482,318
               Other assets less liabilities -- (18.6)%                              (1,949,058,963)
                                                                                     ---------------
               Net Assets -- 100%                                                   $10,465,423,355
                                                                                     ===============
          (++) Principal amount is in U.S. dollars unless otherwise noted.
           (+) See Note 2a of Notes to Financial Statements.
          (++) Amounts shown represent units. One unit represents a principal amount of 100.
           (a) Federal Tax Information:
               At September 30, 2007, the net unrealized appreciation on
               investments based on a cost of $11,976,371,468 for federal income tax purposes was as follows:
               Aggregate gross unrealized appreciation for all investments in
               which there is an excess of value over tax cost                      $   592,285,251
               Aggregate gross unrealized depreciation for all investments in
               which there is an excess of tax cost over value                         (154,174,401)
                                                                                     ---------------
               Net unrealized appreciation                                          $   438,110,850
                                                                                     ===============
           (b) All or a portion of this security was on loan to brokers at September 30, 2007.
           (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
           (d) Non-income producing security due to default or bankruptcy filing.
           (e) Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
           (f) Illiquid security. At September 30, 2007, the value of these securities amounted to
               $35,800,685 or 0.3% of net assets.
           (g) Non-income producing security.
           (h) Represents investment of security lending collateral.

                See accompanying notes to financial statements.

Investments as of September 30, 2007

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,085,588,797 or
     10.4% of net assets.
 ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
EMTN Euro Medium Term Note
FNMA Federal National Mortgage Association
 MTN Medium Term Note
REIT Real Estate Investment Trust
 AUD Australian Dollar
 BRL Brazilian Real
 CAD Canadian Dollar
 EUR Euro
 GBP British Pound
 IDR Indonesian Rupiah
 ISK Iceland Krona
 KRW South Korean Won
 MXN Mexican Peso
 MYR Malaysian Ringgit
 NOK Norwegian Krone
 NZD New Zealand Dollar
 SEK Swedish Krona
 SGD Singapore Dollar
 THB Thailand Baht
 ZAR South African Rand

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

                         Sovereigns               18.3%
                         Treasuries                9.7
                         Banking                   6.2
                         Wirelines                 5.9
                         Pharmaceuticals           4.7
                         Electric                  4.4
                         Non-Captive Finance       3.1
                         Supranational             3.0
                         Automotive                2.8
                         Technology                2.8
                         Media Cable               2.8
                         Healthcare                2.3
                         Pipelines                 2.1
                         Independent Energy        2.1
                         Home Construction         2.1
                         Other, less than 2% each 24.6

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                     STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2007

                                                                                        Limited Term Government
                                           Core Plus Bond Fund      High Income Fund        and Agency Fund
                                          ---------------------  ---------------------  -----------------------
ASSETS
 Investments at cost                      $         253,413,303  $          45,991,644   $         142,739,129
 Net unrealized appreciation
   (depreciation)                                    (1,218,841)             1,141,994                (938,808)
                                          ---------------------  ---------------------   ---------------------
   Investments at value(a)                          252,194,462             47,133,638             141,800,321
 Cash                                                        --                     --                      --
 Foreign currency at value (identified
   cost $10,602, $5,297, $0, $0, $0,
   $10,441,500)                                          10,665                  5,332                      --
 Receivable for Fund shares sold                        459,038                 26,662                 208,170
 Receivable for securities sold                              --                 13,404                      --
 Dividends and interest receivable                    2,170,057                686,988                 569,566
 Tax reclaims receivable                                     --                     --                      --
 Securities lending income receivable                     8,641                  2,829                   4,704
                                          ---------------------  ---------------------   ---------------------
   TOTAL ASSETS                                     254,842,863             47,868,853             142,582,761
                                          ---------------------  ---------------------   ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                    31,895,894              5,572,870               8,886,334
 Payable for securities purchased                       640,343                     --                      --
 Payable for delayed delivery security
   purchased (Note 2)                                        --                     --               7,119,219
 Payable for Fund shares redeemed                       260,784                 86,102               1,285,694
 Dividends payable                                           --                     --                 157,226
 Management fees payable (Note 4)                        22,058                  5,356                  44,450
 Deferred Trustees' fees (Note 4)                       279,432                 81,276                 244,169
 Administrative fees payable (Note 4)                    10,214                  2,033                   5,555
 Other accounts payable and accrued
   expenses                                             215,572                 42,336                  55,220
                                          ---------------------  ---------------------   ---------------------
   TOTAL LIABILITIES                                 33,324,297              5,789,973              17,797,867
                                          ---------------------  ---------------------   ---------------------
NET ASSETS                                $         221,518,566  $          42,078,880   $         124,784,894
                                          =====================  =====================   =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         243,520,421  $         122,213,756   $         142,955,766
 Undistributed (overdistributed) net
   investment income                                    286,929                 44,230                (130,422)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                                     (21,078,017)           (81,322,639)            (17,101,642)
 Net unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                     (1,210,767)             1,143,533                (938,808)
                                          ---------------------  ---------------------   ---------------------
NET ASSETS                                $         221,518,566  $          42,078,880   $         124,784,894
                                          =====================  =====================   =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         105,780,312  $          32,602,986   $         108,536,108
                                          =====================  =====================   =====================
   Shares of beneficial interest                      9,353,621              6,367,626               9,868,144
                                          =====================  =====================   =====================
   Net asset value and redemption price
    per share                             $               11.31  $                5.12   $               11.00
                                          =====================  =====================   =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value) (Note 1)             $               11.84  $                5.36   $               11.34
                                          =====================  =====================   =====================
 Class B shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $          87,101,310  $           4,200,520   $           6,786,867
                                          =====================  =====================   =====================
   Shares of beneficial interest                      7,698,452                819,262                 617,767
                                          =====================  =====================   =====================
   Net asset value and offering price
    per share                             $               11.31  $                5.13   $               10.99
                                          =====================  =====================   =====================
 Class C shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $          12,690,465  $           5,275,374   $           5,260,951
                                          =====================  =====================   =====================
   Shares of beneficial interest                      1,120,972              1,029,474                 478,112
                                          =====================  =====================   =====================
   Net asset value and offering price
    per share                             $               11.32  $                5.12   $               11.00
                                          =====================  =====================   =====================
 Class Y shares:
   Net assets                             $          15,946,479  $                  --   $           4,200,968
                                          =====================  =====================   =====================
   Shares of beneficial interest                      1,403,705                     --                 380,830
                                          =====================  =====================   =====================
   Net asset value, offering and
    redemption price per share            $               11.36  $                  --   $               11.03
                                          =====================  =====================   =====================
 (a) Including securities on loan with
   market values of:                      $          31,264,559  $           5,465,101   $           8,731,477
                                          =====================  =====================   =====================

                See accompanying notes to financial statements.

        Massachusetts Tax      Municipal Income          Strategic Income
        Free Income Fund             Fund                      Fund
      ---------------------  ---------------------    ---------------------
      $          65,672,930  $          85,467,894    $      11,967,813,247
                  1,764,990                823,097              446,669,071
      ---------------------  ---------------------    ---------------------
                 67,437,920             86,290,991           12,414,482,318
                         --                     --                    8,663
                         --                     --               10,770,100
                      2,720                  3,683               67,247,918
                         --                     --                1,152,300
                  1,059,746              1,367,316              147,521,117
                         --                     --                    3,180
                         --                     --                  560,097
      ---------------------  ---------------------    ---------------------
                 68,500,386             87,661,990           12,641,745,693
      ---------------------  ---------------------    ---------------------
                         --                     --            2,135,549,007
                         --              1,270,704               23,276,220
                         --                     --                       --
                     41,191                129,784               10,489,368
                     53,141                 88,267                       --
                     22,083                 20,289                4,671,414
                     92,638                170,624                  393,037
                      3,224                  4,357                  445,360
                     43,457                 36,724                1,497,932
      ---------------------  ---------------------    ---------------------
                    255,734              1,720,749            2,176,322,338
      ---------------------  ---------------------    ---------------------
      $          68,244,652  $          85,941,241    $      10,465,423,355
      =====================  =====================    =====================
      $          66,958,010  $          84,350,902    $       9,992,363,120
                     17,656                236,715               26,601,961
                   (496,004)               530,527               (2,290,496)
                  1,764,990                823,097              448,748,770
      ---------------------  ---------------------    ---------------------
      $          68,244,652  $          85,941,241    $      10,465,423,355
      =====================  =====================    =====================
      $          66,584,736  $          82,144,212    $       5,749,314,842
      =====================  =====================    =====================
                  4,081,741             11,202,720              378,740,752
      =====================  =====================    =====================
      $               16.31  $                7.33    $               15.18
      =====================  =====================    =====================
      $               17.03  $                7.68    $               15.90
      =====================  =====================    =====================
      $           1,659,916  $           3,797,029    $         233,418,256
      =====================  =====================    =====================
                    101,983                517,191               15,306,640
      =====================  =====================    =====================
      $               16.28  $                7.34    $               15.25
      =====================  =====================    =====================
      $                  --  $                  --    $       3,843,822,561
      =====================  =====================    =====================
                         --                     --              252,149,852
      =====================  =====================    =====================
      $                  --  $                  --    $               15.24
      =====================  =====================    =====================
      $                  --  $                  --    $         638,867,696
      =====================  =====================    =====================
                         --                     --               42,104,822
      =====================  =====================    =====================
      $                  --  $                  --    $               15.17
      =====================  =====================    =====================
      $                  --  $                  --    $       2,097,963,205
      =====================  =====================    =====================

                           STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2007

                                                                                        Limited Term Government
                                           Core Plus Bond Fund      High Income Fund        and Agency Fund
                                          ---------------------  ---------------------  -----------------------
INVESTMENT INCOME
 Dividends                                $                  --  $             110,571   $                  --
 Interest                                            11,932,113              3,071,037               6,419,896
 Securities lending income (Note 2)                      69,741                 13,570                  20,273
 Less net foreign taxes withheld                             --                   (253)                     --
                                          ---------------------  ---------------------   ---------------------
                                                     12,001,854              3,194,925               6,440,169
                                          ---------------------  ---------------------   ---------------------
 Expenses
   Management fees (Note 4)                             952,707                252,979                 629,029
   Service fees - Class A (Note 4)                      242,355                 78,888                 273,749
   Service and distribution fees -
    Class B (Note 4)                                  1,003,755                 60,229                  81,324
   Service and distribution fees -
    Class C (Note 4)                                     92,871                 45,851                  46,659
   Trustees' fees and expenses (Note 4)                  65,307                 23,359                  56,354
   Administrative fees (Note 4)                         122,399                 23,539                  69,276
   Custodian fees and expenses                           34,344                 22,697                  27,755
   Transfer agent fees and expenses -
    Class A (Note 4)                                    210,244                 44,996                 125,366
   Transfer agent fees and expenses -
    Class B (Note 4)                                    235,267                  9,824                  10,047
   Transfer agent fees and expenses -
    Class C (Note 4)                                     18,049                  5,989                   5,091
   Transfer agent fees and expenses -
    Class Y (Note 4)                                     17,834                     --                     268
   Audit fees                                            46,662                 46,625                  50,312
   Legal fees                                             6,665                  2,213                   3,599
   Shareholder reporting expenses                        62,341                 11,356                  19,169
   Registration fees                                     63,782                 44,848                  59,091
   Miscellaneous expenses                                18,214                  8,073                  11,224
                                          ---------------------  ---------------------   ---------------------
 Total expenses                                       3,192,796                681,466               1,468,313
   Less fee reduction and/or expense
    reimbursement (Note 4)                             (128,194)              (103,143)               (139,668)
                                          ---------------------  ---------------------   ---------------------
   Net expenses                                       3,064,602                578,323               1,328,645
                                          ---------------------  ---------------------   ---------------------
   Net investment income                              8,937,252              2,616,602               5,111,524
                                          ---------------------  ---------------------   ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain on:
   Investments - net                                  3,043,606              2,070,919                  65,262
   Foreign currency transactions - net                   13,847                    234                      --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                   (463,863)            (1,571,353)                261,814
   Foreign currency translations - net                    8,786                  1,133                      --
                                          ---------------------  ---------------------   ---------------------
 Total net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                              2,602,376                500,933                 327,076
                                          ---------------------  ---------------------   ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $          11,539,628  $           3,117,535   $           5,438,600
                                          =====================  =====================   =====================

                See accompanying notes to financial statements.

        Massachusetts Tax          Municipal              Strategic
        Free Income Fund          Income Fund            Income Fund
      ---------------------  ---------------------  ---------------------
      $                  --  $                  --  $          19,532,993
                  3,430,191              4,380,690            484,453,445
                         --                     --              2,953,743
                         --                     --               (207,865)
      ---------------------  ---------------------  ---------------------
                  3,430,191              4,380,690            506,732,316
      ---------------------  ---------------------  ---------------------
                    425,028                468,737             44,720,043
                    172,258                222,720             10,869,737
                     19,347                 46,593              2,134,858
                         --                     --             29,151,864
                     26,207                 41,640                254,282
                     39,395                 52,381              4,368,976
                     19,892                 20,868                704,297
                     44,715                 47,076              4,044,313
                      1,365                  2,555                224,489
                         --                     --              2,690,350
                         --                     --                358,862
                     44,963                 42,892                 54,674
                      2,164                  2,846                258,742
                     11,812                  8,011              1,067,761
                     20,468                 36,748                633,202
                      9,250                  8,998                235,087
      ---------------------  ---------------------  ---------------------
                    836,864              1,002,065            101,771,537
                   (149,393)               (76,521)                    --
      ---------------------  ---------------------  ---------------------
                    687,471                925,544            101,771,537
      ---------------------  ---------------------  ---------------------
                  2,742,720              3,455,146            404,960,779
      ---------------------  ---------------------  ---------------------
                    915,434                635,763             69,597,188
                         --                     --              2,458,019
                 (2,461,854)            (2,985,337)           226,353,834
                         --                     --              2,094,707
      ---------------------  ---------------------  ---------------------
                 (1,546,420)            (2,349,574)           300,503,748
      ---------------------  ---------------------  ---------------------
      $           1,196,300  $           1,105,572  $         705,464,527
      =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                            Core Plus Bond Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                 September 30, 2007     September 30, 2006
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           8,937,252  $           9,304,763
  Net realized gain (loss) on investments and
   foreign currency transactions                           3,057,453               (250,058)
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                            (455,077)            (1,346,777)
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                             11,539,628              7,707,928
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (4,791,156)            (5,268,788)
   Class B                                                (4,164,404)            (5,666,228)
   Class C                                                  (393,045)              (281,535)
   Class Y                                                  (746,123)              (518,162)
  Net realized capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
                                               ---------------------  ---------------------
  Total distributions                                    (10,094,728)           (11,734,713)
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                                      (150,880)           (28,217,204)
                                               ---------------------  ---------------------
  Redemption fees
   Class A                                                     4,164                    707
   Class B                                                     3,852                    886
   Class C                                                       451                     42
   Class Y                                                       627                     61
                                               ---------------------  ---------------------
                                                               9,094                  1,696
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                    1,303,114            (32,242,293)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of the year                                  220,215,452            252,457,745
                                               ---------------------  ---------------------
  End of the year                              $         221,518,566  $         220,215,452
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $             286,929  $             784,748
                                               =====================  =====================

                                                             High Income Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                 September 30, 2007     September 30, 2006
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           2,616,602  $           2,541,904
  Net realized gain (loss) on investments and
   foreign currency transactions                           2,071,153                588,883
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                          (1,570,220)               285,142
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                              3,117,535              3,415,929
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (2,276,050)            (1,818,161)
   Class B                                                  (385,580)              (563,592)
   Class C                                                  (290,234)              (204,085)
   Class Y                                                        --                     --
  Net realized capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
                                               ---------------------  ---------------------
  Total distributions                                     (2,951,864)            (2,585,838)
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                                     2,103,465             (2,428,478)
                                               ---------------------  ---------------------
  Redemption fees
   Class A                                                     1,239                    866
   Class B                                                       221                    337
   Class C                                                       191                    116
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                               1,651                  1,319
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                    2,270,787             (1,597,068)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of the year                                   39,808,093             41,405,161
                                               ---------------------  ---------------------
  End of the year                              $          42,078,880  $          39,808,093
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $              44,230  $             (82,641)
                                               =====================  =====================

                                                  Limited Term Government and Agency Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                 September 30, 2007     September 30, 2006
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           5,111,524  $           5,075,427
  Net realized gain (loss) on investments and
   foreign currency transactions                              65,262               (845,533)
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                             261,814               (145,704)
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                              5,438,600              4,084,190
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (4,778,111)            (4,997,550)
   Class B                                                  (288,517)              (381,270)
   Class C                                                  (166,306)              (153,472)
   Class Y                                                  (164,290)              (105,197)
  Net realized capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
                                               ---------------------  ---------------------
  Total distributions                                     (5,397,224)            (5,637,489)
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                                    (6,079,674)           (32,402,336)
                                               ---------------------  ---------------------
  Redemption fees
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                   (6,038,298)           (33,955,635)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of the year                                  130,823,192            164,778,827
                                               ---------------------  ---------------------
  End of the year                              $         124,784,894  $         130,823,192
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $            (130,422) $            (152,331)
                                               =====================  =====================

                See accompanying notes to financial statements.

     Massachusetts Tax Free Income Fund                   Municipal Income Fund
--------------------------------------------  --------------------------------------------
      Year Ended             Year Ended             Year Ended             Year Ended
  September 30, 2007     September 30, 2006     September 30, 2007     September 30, 2006
---------------------  ---------------------  ---------------------  ---------------------
$           2,742,720  $           2,919,705  $           3,455,146  $           3,899,552
              915,434                345,282                635,763              1,173,164
           (2,461,854)              (133,389)            (2,985,337)              (395,083)
---------------------  ---------------------  ---------------------  ---------------------

            1,196,300              3,131,598              1,105,572              4,677,633
---------------------  ---------------------  ---------------------  ---------------------
           (2,677,791)            (2,838,521)            (3,282,541)            (3,654,019)
              (60,488)               (86,605)              (136,525)              (192,325)
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --               (425,469)                    --
                   --                     --                (23,297)                    --
---------------------  ---------------------  ---------------------  ---------------------
           (2,738,279)            (2,925,126)            (3,867,832)            (3,846,344)
---------------------  ---------------------  ---------------------  ---------------------
           (5,036,768)            (5,608,072)            (9,932,346)           (12,060,212)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           (6,578,747)            (5,401,600)           (12,694,606)           (11,228,923)
---------------------  ---------------------  ---------------------  ---------------------
           74,823,399             80,224,999             98,635,847            109,864,770
---------------------  ---------------------  ---------------------  ---------------------
$          68,244,652  $          74,823,399  $          85,941,241  $          98,635,847
=====================  =====================  =====================  =====================
$              17,656  $              13,263  $             236,715  $             177,784
=====================  =====================  =====================  =====================

            Strategic Income Fund
--------------------------------------------
      Year Ended             Year Ended
  September 30, 2007     September 30, 2006
---------------------  ---------------------
$         404,960,779  $         147,505,882
           72,055,207              6,215,522
          228,448,541            138,319,873
---------------------  ---------------------

          705,464,527            292,041,277
---------------------  ---------------------
         (239,664,878)           (93,282,911)
          (10,008,544)            (7,447,638)
         (137,066,220)           (55,187,294)
          (26,439,067)            (7,523,452)
                   --                     --
                   --                     --
---------------------  ---------------------
         (413,178,709)          (163,441,295)
---------------------  ---------------------
        5,126,647,863          2,980,503,923
---------------------  ---------------------
              182,774                110,642
                8,908                  9,525
              122,627                 75,367
               19,120                  9,065
---------------------  ---------------------
              333,429                204,599
---------------------  ---------------------
        5,419,267,110          3,109,308,504
---------------------  ---------------------
        5,046,156,245          1,936,847,741
---------------------  ---------------------
$      10,465,423,355  $       5,046,156,245
=====================  =====================
$          26,601,961  $           3,854,962
=====================  =====================

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                               Income (Loss) from Investment Operations       Less Distributions
                               ---------------------------------------   ---------------------------
                    Net asset
                     value,                                                Dividends
                    beginning     Net       Net realized   Total from         from
                       of      investment  and unrealized  investment    net investment     Total     Redemption
                     period    income (c)   gain (loss)    operations        income     distributions  fees (e)
                    ---------- ----------  --------------  ----------    -------------- ------------- ----------
CORE PLUS BOND FUND
   Class A
  9/30/2007         $    11.23 $     0.50    $     0.14    $     0.64      $    (0.56)   $    (0.56)  $     0.00
  9/30/2006              11.41       0.50         (0.07)         0.43           (0.61)        (0.61)        0.00
  9/30/2005              11.69       0.46         (0.18)         0.28           (0.56)        (0.56)        0.00
  9/30/2004              11.63       0.47          0.13          0.60           (0.54)        (0.54)        0.00
  9/30/2003(i)           11.28       0.37          0.34          0.71           (0.36)        (0.36)          --
  12/31/2002             11.59       0.63         (0.32)         0.31           (0.62)        (0.62)          --
   Class B
  9/30/2007              11.24       0.41          0.13          0.54           (0.47)        (0.47)        0.00
  9/30/2006              11.41       0.41         (0.05)         0.36           (0.53)        (0.53)        0.00
  9/30/2005              11.70       0.37         (0.18)         0.19           (0.48)        (0.48)        0.00
  9/30/2004              11.62       0.38          0.14          0.52           (0.44)        (0.44)        0.00
  9/30/2003(i)           11.28       0.30          0.34          0.64           (0.30)        (0.30)          --
  12/31/2002             11.59       0.55         (0.32)         0.23           (0.54)        (0.54)          --
   Class C
  9/30/2007              11.25       0.41          0.13          0.54           (0.47)        (0.47)        0.00
  9/30/2006              11.42       0.41         (0.05)         0.36           (0.53)        (0.53)        0.00
  9/30/2005              11.71       0.37         (0.18)         0.19           (0.48)        (0.48)        0.00
  9/30/2004              11.63       0.38          0.14          0.52           (0.44)        (0.44)        0.00
  9/30/2003(i)           11.29       0.30          0.34          0.64           (0.30)        (0.30)          --
  12/31/2002             11.60       0.55         (0.32)         0.23           (0.54)        (0.54)          --
   Class Y
  9/30/2007              11.29       0.54          0.13          0.67           (0.60)        (0.60)        0.00
  9/30/2006              11.46       0.51         (0.04)         0.47           (0.64)        (0.64)        0.00
  9/30/2005              11.74       0.49         (0.18)         0.31           (0.59)        (0.59)        0.00
  9/30/2004              11.69       0.50          0.13          0.63           (0.58)        (0.58)        0.00
  9/30/2003(i)           11.33       0.41          0.35          0.76           (0.40)        (0.40)          --
  12/31/2002             11.63       0.69         (0.32)         0.37           (0.67)        (0.67)          --
HIGH INCOME FUND*
   Class A
  9/30/2007         $     5.09 $     0.33    $     0.08    $     0.41      $    (0.38)   $    (0.38)  $     0.00
  9/30/2006               4.98       0.34          0.11          0.45           (0.34)        (0.34)        0.00
  9/30/2005               4.82       0.33          0.16          0.49           (0.33)        (0.33)        0.00
  9/30/2004               4.65       0.33          0.17          0.50           (0.33)        (0.33)        0.00
  9/30/2003(i)            4.12       0.25          0.53          0.78           (0.25)        (0.25)          --
  12/31/2002              4.94       0.39         (0.82)        (0.43)          (0.39)        (0.39)          --
   Class B
  9/30/2007               5.10       0.29          0.07          0.36           (0.33)        (0.33)        0.00
  9/30/2006               4.98       0.30          0.12          0.42           (0.30)        (0.30)        0.00
  9/30/2005               4.83       0.29          0.15          0.44           (0.29)        (0.29)        0.00
  9/30/2004               4.65       0.30          0.18          0.48           (0.30)        (0.30)        0.00
  9/30/2003(i)            4.12       0.23          0.53          0.76           (0.23)        (0.23)          --
  12/31/2002              4.95       0.36         (0.83)        (0.47)          (0.36)        (0.36)          --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods of less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)Represents the total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund's expenses.
(e)Amount rounds to less than $0.01, if applicable.
(f)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.


                See accompanying notes to financial statements.

                                          Ratios to Average Net Assets
                                   ------------------------------------------

Net asset              Net assets,
 value,       Total      end of        Net          Gross      Net investment Portfolio
 end of      return      period     expenses      expenses         income     turnover
 period    (%) (a) (f)   (000's)   (%) (b) (g)   (%) (b) (d)   (loss) (%) (b) rate (%)
---------- ----------- ----------- -----------   -----------   -------------- ---------
$    11.31        5.7  $  105,780        1.04          1.09           4.41           69
     11.23        4.0      91,464        1.05          1.08           4.46           91
     11.41        2.4     105,111        1.13          1.18           3.93           64
     11.69        5.3     120,009        1.19          1.22           4.05           69
     11.63        6.4     133,887        1.28          1.28           4.31           61
     11.28        2.8     147,647        1.18          1.18           5.65           65
     11.31        4.9      87,101        1.79          1.85           3.64           69
     11.24        3.3     109,782        1.80          1.83           3.72           91
     11.41        1.6     132,221        1.88          1.93           3.18           64
     11.70        4.6     148,556        1.94          1.97           3.29           69
     11.62        5.8     161,317        2.03          2.03           3.55           61
     11.28        2.1     141,188        1.93          1.93           4.90           65
     11.32        4.9      12,690        1.78          1.82           3.66           69
     11.25        3.3       6,983        1.80          1.82           3.63           91
     11.42        1.6       6,065        1.88          1.93           3.17           64
     11.71        4.6       6,162        1.94          1.98           3.30           69
     11.63        5.8       7,612        2.03          2.03           3.55           61
     11.29        2.1       9,024        1.93          1.93           4.90           65
     11.36        6.1      15,946        0.70          0.75           4.75           69
     11.29        4.3      11,986        0.80(h)       0.80(h)        4.58           91
     11.46        2.7       9,060        0.88          0.99           4.18           64
     11.74        5.5      10,941        0.94          0.98           4.30           69
     11.69        6.9      17,889        0.73          0.73           4.85           61
     11.33        3.5      18,346        0.67          0.67           6.15           65
$     5.12        8.1  $   32,603        1.18          1.43           6.40           41
      5.09        9.4      29,069        1.31          1.48           6.70           41
      4.98       10.3      25,817        1.58          1.72           6.60           42
      4.82       11.1      24,641        1.65          1.65           6.97           51
      4.65       19.5      23,809        1.71          1.71           7.62           41
      4.12       (8.9)     22,454        1.58          1.58           8.85          114
      5.13        7.2       4,201        1.94          2.18           5.63           41
      5.10        8.8       7,283        2.08          2.25           6.00           41
      4.98        9.3      12,034        2.33          2.47           5.85           42
      4.83       10.5      17,967        2.40          2.40           6.22           51
      4.65       18.8      23,405        2.46          2.46           6.89           41
      4.12       (9.7)     23,031        2.33          2.33           8.10          114

(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher. See Note 4.
(h)Includes expense recapture of 0.06%. See note 4.
(i)For the nine months ended September 30, 2003.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                     Income (Loss) from Investment Operations      Less Distributions
                                                     ---------------------------------------  ---------------------------
                                          Net asset
                                           value,
                                          beginning     Net       Net realized   Total from   Dividends from
                                             of      investment  and unrealized  investment   net investment     Total
                                           period    income (c)   gain (loss)    operations       income     distributions
                                          ---------- ----------  --------------  ----------   -------------- -------------
HIGH INCOME FUND* (continued)
   Class C
  9/30/2007                               $     5.09 $     0.29    $     0.07    $     0.36     $    (0.33)   $    (0.33)
  9/30/2006                                     4.98       0.30          0.11          0.41          (0.30)        (0.30)
  9/30/2005                                     4.83       0.29          0.15          0.44          (0.29)        (0.29)
  9/30/2004                                     4.65       0.30          0.18          0.48          (0.30)        (0.30)
  9/30/2003(d)                                  4.12       0.23          0.53          0.76          (0.23)        (0.23)
  12/31/2002                                    4.94       0.36         (0.82)        (0.46)         (0.36)        (0.36)
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  9/30/2007                               $    11.00 $     0.45    $     0.03    $     0.48     $    (0.48)   $    (0.48)
  9/30/2006                                    11.09       0.39         (0.05)         0.34          (0.43)        (0.43)
  9/30/2005                                    11.30       0.28         (0.16)         0.12          (0.33)        (0.33)
  9/30/2004                                    11.51       0.30         (0.09)         0.21          (0.42)        (0.42)
  9/30/2003(d)                                 11.73       0.21         (0.07)         0.14          (0.36)        (0.36)
  12/31/2002                                   11.36       0.42          0.49          0.91          (0.54)        (0.54)
   Class B
  9/30/2007                                    10.98       0.37          0.03          0.40          (0.39)        (0.39)
  9/30/2006                                    11.07       0.31         (0.05)         0.26          (0.35)        (0.35)
  9/30/2005                                    11.28       0.20         (0.17)         0.03          (0.24)        (0.24)
  9/30/2004                                    11.49       0.22         (0.09)         0.13          (0.34)        (0.34)
  9/30/2003(d)                                 11.71       0.15         (0.06)         0.09          (0.31)        (0.31)
  12/31/2002                                   11.34       0.35          0.48          0.83          (0.46)        (0.46)
   Class C
  9/30/2007                                    10.99       0.37          0.03          0.40          (0.39)        (0.39)
  9/30/2006                                    11.08       0.31         (0.05)         0.26          (0.35)        (0.35)
  9/30/2005                                    11.30       0.20         (0.18)         0.02          (0.24)        (0.24)
  9/30/2004                                    11.50       0.22         (0.08)         0.14          (0.34)        (0.34)
  9/30/2003(d)                                 11.72       0.15         (0.06)         0.09          (0.31)        (0.31)
  12/31/2002                                   11.35       0.35          0.48          0.83          (0.46)        (0.46)
   Class Y
  9/30/2007                                    11.03       0.49          0.03          0.52          (0.52)        (0.52)
  9/30/2006                                    11.13       0.43         (0.06)         0.37          (0.47)        (0.47)
  9/30/2005                                    11.34       0.31         (0.17)         0.14          (0.35)        (0.35)
  9/30/2004                                    11.55       0.32         (0.09)         0.23          (0.44)        (0.44)
  9/30/2003(d)                                 11.78       0.25         (0.08)         0.17          (0.40)        (0.40)
  12/31/2002                                   11.41       0.48          0.48          0.96          (0.59)        (0.59)





                                          Redemption
                                           fees (e)
                                          ----------
HIGH INCOME FUND* (continued)
   Class C
  9/30/2007                               $     0.00
  9/30/2006                                     0.00
  9/30/2005                                     0.00
  9/30/2004                                     0.00
  9/30/2003(d)                                    --
  12/31/2002                                      --
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  9/30/2007                               $       --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(d)                                    --
  12/31/2002                                      --
   Class B
  9/30/2007                                       --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(d)                                    --
  12/31/2002                                      --
   Class C
  9/30/2007                                       --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(d)                                    --
  12/31/2002                                      --
   Class Y
  9/30/2007                                       --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(d)                                    --
  12/31/2002                                      --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)For the nine months ended September 30, 2003.
(e)Amount rounds to less than $0.01 per share, if applicable.
(f)Represents the total expenses prior to reduction of a portion of the class's transfer agent expenses.
(g)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(h)Represents total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund's expenses, if applicable.


                See accompanying notes to financial statements.

                                          Ratios to Average Net Assets
                                    ----------------------------------------

Net asset               Net assets,
 value,       Total       end of        Net        Gross      Net investment Portfolio
 end of      return       period     expenses    expenses     income (loss)  turnover
 period    (%) (a) (g)    (000's)   (%) (b) (i) (%) (b) (h)      (%) (b)     rate (%)
---------- -----------  ----------- ----------- -----------   -------------- ---------
$     5.12        7.2   $    5,275        1.93        2.17           5.63           41
      5.09        8.6        3,457        2.07        2.23           5.96           41
      4.98        9.3        3,554        2.33        2.47           5.82           42
      4.83       10.5        2,608        2.40        2.40           6.22           51
      4.65       18.8        2,858        2.46        2.46           6.89           41
      4.12       (9.5)       2,605        2.33        2.33           8.10          114
$    11.00        4.5   $  108,536        0.99        1.10           4.13           45
     11.00        3.2      114,180        1.04        1.09           3.57           50
     11.09        1.1      141,417        1.24        1.24           2.50           93
     11.30        1.9      106,701        1.32        1.32           2.60           80
     11.51        1.2      117,225        1.37        1.37           2.41           53
     11.73        8.2      106,013        1.35        1.35           3.66           88
     10.99        3.7        6,787        1.74        1.85           3.37           45
     10.98        2.4        9,952        1.79        1.84           2.79           50
     11.07        0.3       15,114        1.99        1.99           1.75           93
     11.28        1.2       10,107        2.00        2.00           1.95           80
     11.49        0.7       14,637        2.02        2.02           1.77           53
     11.71        7.5       16,263        2.00        2.00           3.01           88
     11.00        3.6        5,261        1.74        1.85           3.38           45
     10.99        2.5        4,230        1.79        1.84           2.81           50
     11.08        0.2        5,715        1.99        1.99           1.75           93
     11.30        1.3        6,949        2.00        2.00           1.94           80
     11.50        0.7        8,704        2.02        2.02           1.77           53
     11.72        7.5        8,079        2.02        2.00           3.01           88
     11.03        4.8        4,201        0.71        0.75           4.43           45
     11.03        3.4        2,461        0.74        0.74           3.89           50
     11.13        1.2        2,533        1.02        1.59(f)        2.77           93
     11.34        2.1        4,233        1.13        1.13           2.82           80
     11.55        1.5        6,886        0.93        0.93           2.87           53
     11.78        8.6        8,529        0.88        0.88           4.14           88

(i)The investment advisor agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher. See Note 4.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B, Class C, and Class Y shares which were reorganized into Class A, Class B, Class C, and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective
   September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                 Income (Loss) from Investment Operations         Less Distributions
                                                 ---------------------------------------     ---------------------------

                                   Net asset
                                    value,                                                     Dividends    Distributions
                                   beginning         Net         Net realized  Total from         from        from net
                                      of          investment    and unrealized investment    net investment   realized
                                    period          income       gain (loss)   operations        income     capital gains
                                   ----------    ----------     -------------- ----------    -------------- -------------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  9/30/2007                        $    16.67    $     0.64(h)    $    (0.36)  $     0.28      $    (0.64)   $       --
  9/30/2006                             16.62          0.64             0.05         0.69           (0.64)           --
  9/30/2005                             16.58          0.60             0.04         0.64           (0.60)           --
  9/30/2004                             16.41          0.61             0.17         0.78           (0.61)           --
  9/30/2003(e)                          16.40          0.49             0.01         0.50           (0.49)           --
  12/31/2002                            15.82          0.67             0.59         1.26           (0.68)           --
   Class B
  9/30/2007                             16.64          0.52(h)         (0.36)        0.16           (0.52)           --
  9/30/2006                             16.58          0.51             0.06         0.57           (0.51)           --
  9/30/2005                             16.54          0.46             0.05         0.51           (0.47)           --
  9/30/2004                             16.37          0.49             0.18         0.67           (0.50)           --
  9/30/2003(e)                          16.36          0.41             0.01         0.42           (0.41)           --
  12/31/2002                            15.78          0.57             0.58         1.15           (0.57)           --
MUNICIPAL INCOME FUND
   Class A
  9/30/2007                        $     7.55    $     0.28(h)    $    (0.19)  $     0.09      $    (0.28)   $    (0.03)
  9/30/2006                              7.48          0.28             0.07         0.35           (0.28)           --
  9/30/2005                              7.47          0.28             0.01         0.29           (0.28)           --
  9/30/2004                              7.41          0.29             0.06         0.35           (0.29)           --
  9/30/2003(e)                           7.43          0.23            (0.02)        0.21           (0.23)           --
  12/31/2002                             7.25          0.34             0.18         0.52           (0.34)           --
   Class B
  9/30/2007                              7.56          0.22(h)         (0.19)        0.03           (0.22)        (0.03)
  9/30/2006                              7.49          0.23             0.07         0.30           (0.23)           --
  9/30/2005                              7.48          0.22             0.01         0.23           (0.22)           --
  9/30/2004                              7.41          0.24             0.07         0.31           (0.24)           --
  9/30/2003(e)                           7.44          0.19            (0.03)        0.16           (0.19)           --
  12/31/2002                             7.25          0.29             0.19         0.48           (0.29)           --






                                       Total
                                   distributions
                                   -------------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  9/30/2007                         $    (0.64)
  9/30/2006                              (0.64)
  9/30/2005                              (0.60)
  9/30/2004                              (0.61)
  9/30/2003(e)                           (0.49)
  12/31/2002                             (0.68)
   Class B
  9/30/2007                              (0.52)
  9/30/2006                              (0.51)
  9/30/2005                              (0.47)
  9/30/2004                              (0.50)
  9/30/2003(e)                           (0.41)
  12/31/2002                             (0.57)
MUNICIPAL INCOME FUND
   Class A
  9/30/2007                         $    (0.31)
  9/30/2006                              (0.28)
  9/30/2005                              (0.28)
  9/30/2004                              (0.29)
  9/30/2003(e)                           (0.23)
  12/31/2002                             (0.34)
   Class B
  9/30/2007                              (0.25)
  9/30/2006                              (0.23)
  9/30/2005                              (0.22)
  9/30/2004                              (0.24)
  9/30/2003(e)                           (0.19)
  12/31/2002                             (0.29)

(a)A sales charge for Class A and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Represents total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund's expenses, if applicable.
(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.


                See accompanying notes to financial statements.

                                         Ratios to Average Net Assets
                                   ----------------------------------------

Net asset              Net assets,
 value,       Total      end of        Net        Gross      Net investment Portfolio
 end of      return      period     expenses    expenses     income (loss)  turnover
 period    (%) (a) (d)   (000's)   (%) (b) (f) (%) (b) (c)      (%) (b)     rate (%)
---------- ----------- ----------- ----------- -----------   -------------- ---------
$    16.31        1.7  $   66,585        0.95        1.16           3.89           23
     16.67        4.2      72,479        1.02        1.14(g)        3.86            8
     16.62        3.9      77,018        1.22        1.22           3.59            5
     16.58        4.9      81,427        1.33        1.33           3.74           21
     16.41        3.1      86,368        1.38        1.38           3.99            9
     16.40        8.1      92,053        1.34        1.34           4.19           33
     16.28        0.9       1,660        1.70        1.91           3.13           23
     16.64        3.5       2,345        1.77        1.89(g)        3.10            8
     16.58        3.1       3,207        1.97        1.97           2.84            5
     16.54        4.2       4,435        2.00        2.00           3.08           21
     16.37        2.6       6,185        2.03        2.03           3.34            9
     16.36        7.4       6,742        1.99        1.99           3.54           33
$     7.33        1.2  $   82,144        0.95        1.03           3.72           17
      7.55        4.8      93,448        0.97        0.99           3.83           14
      7.48        3.9     102,255        1.07        1.07           3.65           29
      7.47        4.9     111,801        1.11        1.11           4.00           35
      7.41        2.9     126,906        1.10        1.10           4.14           42
      7.43        7.3     133,005        1.06        1.06           4.67           33
      7.34        0.4       3,797        1.70        1.78           2.97           17
      7.56        4.0       5,188        1.72        1.75           3.07           14
      7.49        3.1       7,610        1.82        1.82           2.90           29
      7.48        4.2       9,087        1.86        1.86           3.25           35
      7.41        2.2      10,884        1.85        1.85           3.39           42
      7.44        6.7      12,326        1.81        1.81           3.92           33

(e)For the nine months ended September 30, 2003.
(f)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher. See Note 4.
(g)Includes expense recapture of 0.01%. See Note 4.
(h)Per share net investment income has been calculated using the average shares outstanding during the period.

For a share outstanding throughout each period.

                                  Income (Loss) from Investment Operations:     Less Distributions:
                                  ----------------------------------------- ---------------------------

                       Net asset
                        value,                                                Dividends
                       beginning     Net        Net realized    Total from       from
                          of      investment   and unrealized   investment  net investment     Total     Redemption
                        period    income (c)    gain (loss)     operations      income     distributions  fees (f)
                       ---------- ----------   --------------   ----------  -------------- ------------- ----------
STRATEGIC INCOME FUND*
   Class A
  9/30/2007            $    14.60 $     0.80     $     0.60     $     1.40    $    (0.82)   $    (0.82)  $     0.00
  9/30/2006                 14.17       0.71           0.53           1.24         (0.81)        (0.81)        0.00
  9/30/2005                 13.57       0.66           0.70           1.36         (0.76)        (0.76)        0.00
  9/30/2004                 12.57       0.75           1.11           1.86         (0.86)        (0.86)        0.00
  9/30/2003(d)              10.72       0.57           1.93           2.50         (0.65)        (0.65)          --
  12/31/2002                 9.88       0.75           0.72           1.47         (0.63)        (0.63)          --
   Class B
  9/30/2007                 14.66       0.69           0.60           1.29         (0.70)        (0.70)        0.00
  9/30/2006                 14.22       0.61           0.52           1.13         (0.69)        (0.69)        0.00
  9/30/2005                 13.60       0.56           0.71           1.27         (0.65)        (0.65)        0.00
  9/30/2004                 12.59       0.65           1.10           1.75         (0.74)        (0.74)        0.00
  9/30/2003(d)              10.71       0.51           1.92           2.43         (0.55)        (0.55)          --
  12/31/2002                 9.88       0.67           0.73           1.40         (0.57)        (0.57)          --
   Class C
  9/30/2007                 14.65       0.69           0.60           1.29         (0.70)        (0.70)        0.00
  9/30/2006                 14.22       0.61           0.51           1.12         (0.69)        (0.69)        0.00
  9/30/2005                 13.60       0.55           0.72           1.27         (0.65)        (0.65)        0.00
  9/30/2004                 12.58       0.64           1.11           1.75         (0.73)        (0.73)        0.00
  9/30/2003(d)              10.70       0.50           1.93           2.43         (0.55)        (0.55)          --
  12/31/2002                 9.87       0.67           0.73           1.40         (0.57)        (0.57)          --
   Class Y
  9/30/2007                 14.59       0.85           0.59           1.44         (0.86)        (0.86)        0.00
  9/30/2006                 14.17       0.76           0.51           1.27         (0.85)        (0.85)        0.00
  9/30/2005                 13.57       0.70           0.70           1.40         (0.80)        (0.80)        0.00
  9/30/2004                 12.58       0.78           1.11           1.89         (0.90)        (0.90)        0.00
  9/30/2003(d)              10.74       0.60           1.93           2.53         (0.69)        (0.69)          --
  12/31/2002                 9.90       0.80           0.71           1.51         (0.67)        (0.67)          --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)For the nine months ended September 30, 2003.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)Amount rounds to less than $0.01 per share, if applicable.


                See accompanying notes to financial statements.

                                        Ratios to Average Net Assets
                                   --------------------------------------

Net asset              Net assets,
 value,       Total      end of        Net        Gross    Net investment Portfolio
 end of      return      period     expenses    expenses       income     turnover
 period    (%) (a) (e)   (000's)   (%) (b) (h) (%) (b) (g) (loss) (%) (b) rate (%)
---------- ----------- ----------- ----------- ----------- -------------- ---------
$    15.18        9.9  $5,749,315        1.00        1.00         5.39           22
     14.60        9.0   2,782,887        1.05        1.05         5.01           21
     14.17       10.2     977,198        1.18        1.18         4.71           14
     13.57       15.2     343,586        1.23        1.23         5.66           28
     12.57       23.7     140,576        1.28        1.31         6.49           27
     10.72       15.5      92,303        1.33        1.33         7.38           30
     15.25        9.1     233,418        1.76        1.76         4.61           22
     14.66        8.2     179,927        1.79        1.79         4.26           21
     14.22        9.5     144,081        1.93        1.93         3.98           14
     13.60       14.3     128,714        1.98        1.98         4.91           28
     12.59       23.0     118,217        2.03        2.06         5.73           27
     10.71       14.6      98,501        2.08        2.08         6.63           30
     15.24        9.1   3,843,823        1.75        1.75         4.63           22
     14.65        8.1   1,812,278        1.79        1.79         4.24           21
     14.22        9.5     765,200        1.93        1.93         3.93           14
     13.60       14.3     255,705        1.98        1.98         4.87           28
     12.58       23.0      66,394        2.03        2.06         5.73           27
     10.70       14.7      27,727        2.08        2.08         6.63           30
     15.17       10.2     638,868        0.74        0.74         5.67           22
     14.59        9.3     271,065        0.78        0.78         5.30           21
     14.17       10.5      50,369        0.91        0.91         4.98           14
     13.57       15.5      10,833        1.00        1.08         5.93           28
     12.58       24.0       2,193        0.97        0.97         6.83           27
     10.74       15.9       1,039        0.94        0.94         7.77           30

(g)Represents the total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund's expenses, if applicable.
(h)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher. See Note 4.
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A, Class B, Class C and Class Y shares, which were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                         NOTES TO FINANCIAL STATEMENTS

September 30, 2007

1. Organization. Natixis Funds Trust I (formerly IXIS Advisor Funds Trust I), Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II) and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Information presented in these financial statements pertains to certain fixed income funds of the Trusts; the financial statements for the other funds of the Trusts are presented in separate reports. The following funds (individually, a "Fund" and collectively, the "Funds") are included in this report:

Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")

Natixis Funds Trust II:
Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:
Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund")
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. High Income Fund offers Class A, Class B and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. On June 1, 2007 the Board of Trustees of the Trust approved the termination of offering of Class B shares. Effective July 30, 2007, no new accounts may be opened in Class B shares. No additional investments into Class B shares may be made after October 12, 2007. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front-end sales charge of 4.25%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other Class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are excepted from the minimum investment amount as outlined in the Fund's prospectus. Prior to March 16, 2007 the minimum initial investment for Class Y was $1,000,000.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty

September 30, 2007

days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund (except Massachusetts Tax Free Income Fund and Municipal Income Fund) may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually.

Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Notwithstanding the projected regulatory implementation date of March 31, 2008 for the Funds, Management has already implemented FIN 48 and has performed an analysis of the Funds' tax positions taken or that will be taken on federal and state tax returns that remain subject to examination (tax years ended
September 30, 2004 - 2007) in connection with the adoption of FIN 48 and has concluded that no provision for income tax is required. Accordingly, there is no impact on the Funds' net assets at September 30, 2007 or results of operations for the year then ended. Additionally, Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

September 30, 2007


e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, premium amortization, paydown gains and losses, expired capital loss carryforwards, return of capital and capital gains distributions from REITS and market discount adjustments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, wash sales, premium amortization accruals, dividends payable, straddle loss deferrals, REIT basis adjustments, TIP discount accretion, defaulted bond interest, capital loss carryforwards and post-October capital loss deferrals. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2007 and 2006 was as follows:

                                             2007 Distributions Paid From:
-                                            -----------------------------
                                                               Exempt
                                     Ordinary     Long-Term   Interest
Fund                                  Income    Capital Gains Dividends     Total
----                                  ------    ------------- ---------     -----
Core Plus Bond Fund                $ 10,094,728   $     --    $       -- $ 10,094,728
High Income Fund                      2,951,864         --            --    2,951,864
Limited Term Government and
  Agency Fund                         5,397,224         --            --    5,397,224
Massachusetts Tax Free Income Fund       42,308         --     2,695,971    2,738,279
Municipal Income Fund                    80,874    448,766     3,338,192    3,867,832
Strategic Income Fund               413,178,709         --            --  413,178,709

                                             2006 Distributions Paid From:
-                                            -----------------------------
                                                               Exempt
                                     Ordinary     Long-Term   Interest
Fund                                  Income    Capital Gains Dividends     Total
----                                  ------    ------------- ---------     -----
Core Plus Bond Fund                $ 11,734,713      $--      $       -- $ 11,734,713
High Income Fund                      2,585,838       --              --    2,585,838
Limited Term Government and
  Agency Fund                         5,637,489       --              --    5,637,489
Massachusetts Tax Free Income Fund       19,311       --       2,905,815    2,925,126
Municipal Income Fund                    52,251       --       3,794,093    3,846,344
Strategic Income Fund               163,441,295       --              --  163,441,295

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

September 30, 2007


As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

                                                                            Limited Term
                                                                             Government   Massachusetts Municipal   Strategic
                                                  Core Plus    High Income   and Agency     Tax Free     Income      Income
                                                  Bond Fund       Fund          Fund       Income Fund    Fund        Fund
-                                                 ---------       ----          ----       -----------    ----        ----
Undistributed ordinary income/tax
  exempt income                                 $    549,765  $    126,678  $    270,973   $  163,437   $  495,606 $ 30,372,778
Undistributed long-term capital gains                     --            --            --           --      586,361    6,267,725
Capital loss carryforward:
Expires September 30, 2008                                --   (11,101,868)   (4,165,768)          --           --           --
Expires September 30, 2009                                --   (43,374,721)   (4,128,091)          --           --           --
Expires September 30, 2010                       (20,430,847)  (26,826,634)     (663,109)    (204,147)          --           --
Expires September 30, 2011                                --            --      (425,323)          --           --           --
Expires September 30, 2012                                --            --      (193,904)          --           --           --
Expires September 30, 2013                                --            --            --     (154,156)          --           --
Expires September 30, 2014                          (181,728)           --    (2,770,324)          --           --           --
Expires September 30, 2015                                --            --    (4,336,746)          --           --           --
                                                ------------  ------------  ------------   ----------   ---------- ------------
Total capital loss carryforward                  (20,612,575)  (81,303,223)  (16,683,265)    (358,303)          --           --
Deferred net capital losses (post-October 2006)           --            --      (368,090)          --           --           --
Unrealized appreciation (depreciation)            (1,676,210)    1,124,117      (989,095)   1,627,289      767,262  440,190,549
                                                ------------  ------------  ------------   ----------   ---------- ------------
Total accumulated earnings (losses)              (21,739,020)  (80,052,428)  (17,769,477)   1,432,423    1,849,229  476,831,052
                                                ============  ============  ============   ==========   ========== ============
Capital loss carryforward utilized in the
  current year                                  $    530,108  $  1,622,295  $         --   $  915,793   $       -- $ 36,293,441

The Limited Term Government and Agency Fund had carry forward losses expire in the current year for the amount of $9,755,614.

The Massachusetts Tax Free Income Fund had carry forward losses expire in the current year for the amount of $804,173.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

g. Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2007 were as follows:

                                              Value of      Value of Collateral
 Fund                                    Securities on Loan      Received
 ----                                    ------------------ -------------------
 Core Plus Bond Fund                       $   31,264,559     $   31,895,894
 High Income Fund                               5,465,101          5,572,870
 Limited Term Government and Agency Fund        8,731,477          8,886,334
 Massachusetts Tax Free Income Fund                    --                 --
 Municipal Income Fund                                 --                 --
 Strategic Income Fund                      2,097,963,205      2,135,549,007

September 30, 2007

h. Delayed Delivery Commitments. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

i. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j. New Accounting Pronouncement. In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Funds' financial statements.

3. Purchases and Sales of Securities. For the year ended September 30, 2007, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                             U.S. Government and
                              Agency Securities            Other Securities
-                       ----------------------------- ---------------------------
Fund                      Purchases        Sales        Purchases       Sales
----                      ---------        -----        ---------       -----
Core Plus Bond Fund     $   89,574,124 $   60,855,209 $   59,782,171 $ 92,079,813
High Income Fund             3,111,384        782,884     15,736,965   15,769,222
Limited Term Government
  and Agency Fund           46,669,322     61,905,050      4,928,981   15,496,437
Massachusetts Tax Free
  Income Fund                       --             --     15,767,975   19,886,246
Municipal Income Fund               --             --     15,807,606   25,492,467
Strategic Income Fund    1,279,563,142  1,012,531,546  5,399,459,879  635,719,750

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                  Percentage of Average Daily Net Assets
 -                           -------------------------------------------------
                                First         Next         Next        Over
 Fund                        $100 million $100 million $1.8 billion $2 billion
 ----                        ------------ ------------ ------------ ----------
 Core Plus Bond Fund           0.2500%      0.1875%      0.1875%     0.1875%
 High Income Fund              0.6000%      0.6000%      0.6000%     0.6000%
 Limited Term Government and
   Agency Fund                 0.5000%      0.5000%      0.5000%     0.5000%
 Massachusetts Tax Free
   Income Fund                 0.3000%      0.2500%      0.2500%     0.2500%
 Municipal Income Fund         0.5000%      0.3750%      0.3750%     0.3750%
 Strategic Income Fund         0.6500%      0.6500%      0.6000%     0.5500%

Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly IXIS Asset Management Advisors, L.P.), serves as the advisory administrator to Core Plus Bond Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

                                             Percentage of Average Daily Net Assets
          -                                  --------------------------------------
                                                First                Over
          Fund                               $100 million        $100 million
          ----                               ------------        ------------
          Core Plus Bond Fund                  0.2500%             0.1875%
          Massachusetts Tax Free Income Fund   0.3000%             0.2500%

September 30, 2007


Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to reduce its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until January 31, 2008 and will be reevaluated on an annual basis. For the period from July 1, 2007 to September 30, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                            Expense Limits as a Percentage of
                                               Average Daily Net Assets
    -                                       -------------------------------
    Fund                                    Class A   Class B Class C Class Y
    ----                                    -------   ------- ------- -------
    Core Plus Bond Fund                      1.00%     1.75%   1.75%   0.75%
    High Income Fund                         1.15%     1.90%   1.90%      --
    Limited Term Government and Agency Fund  0.95%     1.70%   1.70%   0.70%
    Massachusetts Tax Free Income Fund       0.95%     1.70%      --      --
    Municipal Income Fund                    0.95%     1.70%      --      --
    Strategic Income Fund                    1.25%     2.00%   2.00%   1.00%

Prior to July 1, 2007, the expense limits as a percentage of average daily net assets were as follows:

    Fund                                    Class A Class B Class C Class Y
    ----                                    ------- ------- ------- -------
    Core Plus Bond Fund                      1.05%   1.80%   1.80%   0.80%
    High Income Fund                         1.15%   1.90%   1.90%      --
    Limited Term Government and Agency Fund  1.00%   1.75%   1.75%   0.75%
    Massachusetts Tax Free Income Fund       0.95%   1.70%      --      --
    Municipal Income Fund                    0.95%   1.70%      --      --
    Strategic Income Fund                    1.25%   2.00%   2.00%   1.00%

Prior to February 1, 2007, the expense limits as a percentage of average daily net assets were as follows:

    Fund                                    Class A Class B Class C Class Y
    ----                                    ------- ------- ------- -------
    Core Plus Bond Fund                      1.05%   1.80%   1.80%   0.80%
    High Income Fund                         1.25%   2.00%   2.00%      --
    Limited Term Government and Agency Fund  1.00%   1.75%   1.75%   0.75%
    Massachusetts Tax Free Income Fund       0.95%   1.70%      --      --
    Municipal Income Fund                    0.95%   1.70%      --      --
    Strategic Income Fund                    1.25%   2.00%   2.00%   1.00%

Loomis Sayles and Natixis Advisors have agreed to equally bear the fee reductions and/or expense reimbursements for the Core Plus Bond Fund and Massachusetts Tax Free Income Fund.

For the year ended September 30, 2007, the management fees and management fee reductions for each Fund were as follows:

                                                                             Percentage of
                                                                                Average
                                          Gross     Reduction of    Net      Daily Net Assets
                                        Management   Management  Management  ----------------
Fund                                       Fee          Fee         Fee      Gross     Net
----                                       ---          ---         ---      -----     ---
Core Plus Bond Fund                     $   476,354   $    --    $   476,354 0.216%   0.216%
High Income Fund                            252,979    47,318        205,661 0.600%   0.488%
Limited Term Government and Agency Fund     629,029    44,936        584,093 0.500%   0.464%
Massachusetts Tax Free Income Fund          212,514    51,695        160,819 0.300%   0.227%
Municipal Income Fund                       468,737    27,023        441,714 0.500%   0.471%
Strategic Income Fund                    44,720,043        --     44,720,043 0.564%   0.564%

September 30, 2007


For the year ended September 30, 2007, the advisory administration fees and fee reductions for each Fund were as follows:

                                                                                Percentage of
                                       Gross       Reduction of       Net          Average
                                      Advisory       Advisory       Advisory    Daily Net Assets
                                   Administration Administration Administration ----------------
Fund                                    Fee            Fee            Fee       Gross     Net
----                                    ---            ---            ---       -----     ---
Core Plus Bond Fund                   $476,353       $    --        $476,353    0.216%   0.216%
Massachusetts Tax Free Income Fund     212,514        51,695         160,819    0.300%   0.227%

For the year ended September 30, 2007, in addition to the reduction of management fees and/or advisory administration fees, expenses have been reimbursed as follows:

             Fund                                    Reimbursement
             ----                                    -------------
             Core Plus Bond Fund                       $128,194
             High Income Fund                            55,825
             Limited Term Government and Agency Fund     94,732
             Massachusetts Tax Free Income Fund          46,003
             Municipal Income Fund                       49,498

Loomis Sayles and Natixis Advisors shall be permitted to recover management fees/advisory administration fees reduced and/or expenses borne under the expense limitation agreements on a Class by Class basis in later periods to the extent a Class' expenses fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such fees/expenses more than one year after the end of the fiscal year in which the fee was reduced or the expense borne. The amounts subject to possible reimbursement under the expense limitation agreements at September 30, 2007 were as follows:

                                        Expenses Subject to Possible Reimbursement
                                                until September 30, 2008
-                                       -----------------------------------------
Fund                                    Class A   Class B Class C Class Y  Total
----                                    -------   ------- ------- -------  -----
Core Plus Bond Fund                     $ 53,063  $63,776 $ 3,785 $7,570  $128,194
High Income Fund                          77,322   14,686  11,135     --   103,143
Limited Term Government and Agency Fund  123,524    9,302   5,322  1,520   139,668
Massachusetts Tax Free Income Fund       145,281    4,112      --     --   149,393
Municipal Income Fund                     72,756    3,765      --     --    76,521

Certain officers and directors of Loomis Sayles and Natixis Advisors are also Trustees of the Funds. Loomis Sayles and Natixis Advisors are both limited partnerships whose sole general partner is indirectly owned by Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France.

b. Administrative Fees. Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly IXIS Asset Management Advisors, L.P.) provides certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. Natixis Advisors is an indirect wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III (formerly IXIS Advisors Funds Trust III), Natixis Funds Trust IV (formerly IXIS Advisors Funds Trust IV), Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust), ("Natixis Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and Natixis Advisors (the "Administrative Service Agreement"), each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and 0.045% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis. Effective September 17, 2007, pursuant to an amendment to the Administrative Service Agreement, the Hansberger International Series was added to the Agreement and pays Natixis advisors monthly its pro rata fees equal to its prorated portion of the above mentioned fees.

Prior to July 1, 2007, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million.

New funds are subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisers in their first calendar year of operations.

September 30, 2007

For the year ended September 30, 2007, amounts paid to Natixis Advisors for administrative fees were as follows:

                                                     Administrative
             Fund                                         Fees
             ----                                    --------------
             Core Plus Bond Fund                       $  122,399
             High Income Fund                              23,539
             Limited Term Government and Agency Fund       69,276
             Massachusetts Tax Free Income Fund            39,395
             Municipal Income Fund                         52,381
             Strategic Income Fund                      4,368,976

Effective October 1,2007, State Street Bank has agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also effective October 1,2007, Natixis Advisors has given a binding contractual undertaking to the Funds to waive the administrative fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30,2008.

c. Service and Distribution Fees. Natixis Distributors, L.P. ("Natixis Distributors") (formerly IXIS Asset Management Distributor L.P.), a wholly owned subsidiary of Natixis U.S., has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of each fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended September 30, 2007, the Funds paid the following service and distribution fees:

                                                  Service Fee              Distribution Fee
-                                       ------------------------------- ----------------------
Fund                                      Class A   Class B   Class C    Class B     Class C
----                                      -------   -------   -------    -------     -------
Core Plus Bond Fund                     $   242,355 $250,938 $   23,218 $  752,817 $    69,653
High Income Fund                             78,888   15,057     11,463     45,172      34,388
Limited Term Government and Agency Fund     273,749   20,331     11,665     60,993      34,994
Massachusetts Tax Free Income Fund          172,258    4,836         --     14,511          --
Municipal Income Fund                       222,720   11,648         --     34,945          --
Strategic Income Fund                    10,869,737  533,714  7,287,966  1,601,144  21,863,898

d. Sub-Transfer Agent Fees and Expenses. Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Funds if the shares of those customers were registered directly with the Funds' transfer agent. Accordingly, the Funds agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediary (which generally are a percentage of the value of shares held) not exceeding what the Funds would have paid its transfer agent had each customer's shares been registered directly with the transfer agent instead of held through the intermediary. Natixis Distributors pay the remainder of the fees. Listed below are the fees incurred by the Funds which are included in the transfer agent fees and expenses in the Statements of Operations.

                                              Sub-Transfer Agent Expense
-                                       ---------------------------------------
Fund                                     Class A   Class B   Class C   Class Y
----                                     -------   -------   -------   -------
Core Plus Bond Fund                     $  148,444 $167,548 $   12,487 $ 15,807
High Income Fund                             5,946    1,314        746       --
Limited Term Government and Agency Fund      8,250      610        354       70
Massachusetts Tax Free Income Fund           2,561       76         --       --
Municipal Income Fund                        1,963      105         --       --
Strategic Income Fund                    2,045,490  105,299  1,369,976  310,170

September 30, 2007


e. Commissions. The Funds have been informed that commissions (including CDSCs) on Fund shares paid to Natixis Distributors by investors in shares of the Funds during the year ended September 30, 2007 were as follows:

              Fund                                    Commission
              ----                                    -----------
              Core Plus Bond Fund                     $    85,997
              High Income Fund                             71,235
              Limited Term Government and Agency Fund      89,158
              Massachusetts Tax Free Income Fund           33,929
              Municipal Income Fund                        30,374
              Strategic Income Fund                    12,435,541

f. Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, Loomis Sayles or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts' the Loomis Sayles Funds Trusts and the Hansberger International Series (effective September 12, 2007) based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and the Hansberger International Series on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

g. Redemption Fees. Shareholders of Class A shares of Core Plus Bond Fund, High Income Fund and Strategic Income Fund and shareholders of Class Y shares of Core Plus Bond Fund and Strategic Income Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares and Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented on the Statements of Changes in Net Assets.

5. Line of Credit. High Income Fund and Strategic Income Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participate in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the year ended September 30, 2007, the Funds had no borrowings under this agreement.

6. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations.

7. Shareholders. At September 30, 2007, the Loomis Sayles Employees' Profit Sharing Plan held 32,220 shares of beneficial interest of the Limited Term Government and Agency Fund. In addition, at September 30, 2007, 1 shareholder individually owned more than 5% of the Limited Term Government and Agency Fund's total outstanding shares, representing 8.3% of the Fund and 1 shareholder individually owned more than 5% of the Massachusetts Tax Free Income Fund's total outstanding shares, representing 5.1% of the Fund.

September 30, 2007


8. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                                              Year Ended
                                                                          September 30, 2007
                                                                 -----------------------------------
Core Plus Bond Fund                                                   Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       2,862,355  $      32,253,428
   Issued in connection with the reinvestment of distributions            327,958          3,693,825
                                                                 ----------------  -----------------
                                                                        3,190,313         35,947,253
   Redeemed                                                            (1,977,946)       (22,285,053)
                                                                 ----------------  -----------------
   Net change                                                           1,212,367  $      13,662,200
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                       2,199,092  $      24,806,440
   Issued in connection with the reinvestment of distributions             70,968            800,778
                                                                 ----------------  -----------------
                                                                        2,270,060         25,607,218
   Redeemed                                                            (4,340,292)       (48,938,825)
                                                                 ----------------  -----------------
   Net change                                                          (2,070,232) $     (23,331,607)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         686,381  $       7,745,373
   Issued in connection with the reinvestment of distributions             13,038            146,800
                                                                 ----------------  -----------------
                                                                          699,419          7,892,173
   Redeemed                                                              (199,397)        (2,240,505)
                                                                 ----------------  -----------------
   Net change                                                             500,022  $       5,651,668
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                         598,492  $       6,770,657
   Issued in connection with the reinvestment of distributions             36,251            410,202
                                                                 ----------------  -----------------
                                                                          634,743          7,180,859
   Redeemed                                                              (293,171)        (3,314,000)
                                                                 ----------------  -----------------
   Net change                                                             341,572  $       3,866,859
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    (16,271) $        (150,880)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2007
                                                                 -----------------------------------
High Income Fund                                                      Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       2,247,757  $      11,689,925
   Issued in connection with the reinvestment of distributions            295,946          1,539,928
                                                                 ----------------  -----------------
                                                                        2,543,703         13,229,853
   Redeemed                                                            (1,884,840)        (9,783,658)
                                                                 ----------------  -----------------
   Net change                                                             658,863  $       3,446,195
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         106,656  $         557,060
   Issued in connection with the reinvestment of distributions             39,879            208,208
                                                                 ----------------  -----------------
                                                                          146,535            765,268
   Redeemed                                                              (756,563)        (3,941,404)
                                                                 ----------------  -----------------
   Net change                                                            (610,028) $      (3,176,136)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         479,271  $       2,499,368
   Issued in connection with the reinvestment of distributions             30,663            159,675
                                                                 ----------------  -----------------
                                                                          509,934          2,659,043
   Redeemed                                                              (159,243)          (825,637)
                                                                 ----------------  -----------------
   Net change                                                             350,691  $       1,833,406
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    399,526  $       2,103,465
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Core Plus Bond Fund                                                   Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                       1,382,171    $      15,380,850
   Issued in connection with the reinvestment of distributions            372,669            4,153,500
                                                                 ----------------    -----------------
                                                                        1,754,840           19,534,350
   Redeemed                                                            (2,825,473)         (31,498,913)
                                                                 ----------------    -----------------
   Net change                                                          (1,070,633)   $     (11,964,563)
                                                                 ----------------    -----------------
Class B
   Issued from the sale of shares                                       2,443,291    $      27,246,501
   Issued in connection with the reinvestment of distributions            124,023            1,383,392
                                                                 ----------------    -----------------
                                                                        2,567,314           28,629,893
   Redeemed                                                            (4,382,113)         (48,867,417)
                                                                 ----------------    -----------------
   Net change                                                          (1,814,799)   $     (20,237,524)
                                                                 ----------------    -----------------
Class C
   Issued from the sale of shares                                         217,848    $       2,421,818
   Issued in connection with the reinvestment of distributions             13,202              147,350
                                                                 ----------------    -----------------
                                                                          231,050            2,569,168
   Redeemed                                                              (141,074)          (1,577,745)
                                                                 ----------------    -----------------
   Net change                                                              89,976    $         991,423
                                                                 ----------------    -----------------
Class Y
   Issued from the sale of shares                                         531,672    $       5,901,516
   Issued in connection with the reinvestment of distributions             36,711              411,038
                                                                 ----------------    -----------------
                                                                          568,383            6,312,554
   Redeemed                                                              (296,854)          (3,319,094)
                                                                 ----------------    -----------------
   Net change                                                             271,529    $       2,993,460
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                 (2,523,927)   $     (28,217,204)
                                                                 ================    =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
High Income Fund                                                      Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                       1,613,908    $       8,110,484
   Issued in connection with the reinvestment of distributions            225,645            1,132,995
                                                                 ----------------    -----------------
                                                                        1,839,553            9,243,479
   Redeemed                                                            (1,315,469)          (6,579,692)
                                                                 ----------------    -----------------
   Net change                                                             524,084    $       2,663,787
                                                                 ----------------    -----------------
Class B
   Issued from the sale of shares                                         139,925    $         704,223
   Issued in connection with the reinvestment of distributions             49,894              250,269
                                                                 ----------------    -----------------
                                                                          189,819              954,492
   Redeemed                                                            (1,175,776)          (5,886,573)
                                                                 ----------------    -----------------
   Net change                                                            (985,957)   $      (4,932,081)
                                                                 ----------------    -----------------
Class C
   Issued from the sale of shares                                         245,364    $       1,234,623
   Issued in connection with the reinvestment of distributions             16,606               83,348
                                                                 ----------------    -----------------
                                                                          261,970            1,317,971
   Redeemed                                                              (296,889)          (1,478,155)
                                                                 ----------------    -----------------
   Net change                                                             (34,919)   $        (160,184)
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                   (496,792)   $      (2,428,478)
                                                                 ================    =================

September 30, 2007


                                                                              Year Ended
                                                                          September 30, 2007
                                                                 -----------------------------------
Limited Term Government and Agency Fund                               Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       1,309,019  $      14,378,605
   Issued in connection with the reinvestment of distributions            292,426          3,213,916
                                                                 ----------------  -----------------
                                                                        1,601,445         17,592,521
   Redeemed                                                            (2,117,193)       (23,272,778)
                                                                 ----------------  -----------------
   Net change                                                            (515,748) $      (5,680,257)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          52,757  $         579,223
   Issued in connection with the reinvestment of distributions             22,869            251,120
                                                                 ----------------  -----------------
                                                                           75,626            830,343
   Redeemed                                                              (364,484)        (3,999,981)
                                                                 ----------------  -----------------
   Net change                                                            (288,858) $      (3,169,638)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         217,432  $       2,387,379
   Issued in connection with the reinvestment of distributions              9,729            106,924
                                                                 ----------------  -----------------
                                                                          227,161          2,494,303
   Redeemed                                                              (133,821)        (1,470,673)
                                                                 ----------------  -----------------
   Net change                                                              93,340  $       1,023,630
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                         217,392  $       2,396,763
   Issued in connection with the reinvestment of distributions             12,038            132,694
                                                                 ----------------  -----------------
                                                                          229,430          2,529,457
   Redeemed                                                               (71,670)          (782,866)
                                                                 ----------------  -----------------
   Net change                                                             157,760  $       1,746,591
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (553,506) $      (6,079,674)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2007
                                                                 -----------------------------------
Massachusetts Tax Free Income Fund                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         138,166  $       2,283,448
   Issued in connection with the reinvestment of distributions            122,828          2,029,190
                                                                 ----------------  -----------------
                                                                          260,994          4,312,638
   Redeemed                                                              (526,246)        (8,703,580)
                                                                 ----------------  -----------------
   Net change                                                            (265,252) $      (4,390,942)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                           5,884  $          96,247
   Issued in connection with the reinvestment of distributions              2,630             43,409
                                                                 ----------------  -----------------
                                                                            8,514            139,656
   Redeemed                                                               (47,481)          (785,482)
                                                                 ----------------  -----------------
   Net change                                                             (38,967) $        (645,826)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (304,219) $      (5,036,768)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Limited Term Government and Agency Fund                               Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         555,196  $       6,098,078
   Issued in connection with the reinvestment of distributions            317,378          3,476,250
                                                                 ----------------  -----------------
                                                                          872,574          9,565,328
   Redeemed                                                            (3,237,220)       (35,466,514)
                                                                 ----------------  -----------------
   Net change                                                          (2,364,646) $     (25,901,186)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          74,303  $         814,183
   Issued in connection with the reinvestment of distributions             29,021            317,417
                                                                 ----------------  -----------------
                                                                          103,324          1,132,230
   Redeemed                                                              (562,347)        (6,150,376)
                                                                 ----------------  -----------------
   Net change                                                            (459,023) $      (5,018,146)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          63,287  $         692,417
   Issued in connection with the reinvestment of distributions              8,700             95,297
                                                                 ----------------  -----------------
                                                                           71,987            787,714
   Redeemed                                                              (202,763)        (2,222,285)
                                                                 ----------------  -----------------
   Net change                                                            (130,776) $      (1,434,571)
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                          16,475  $         181,528
   Issued in connection with the reinvestment of distributions              9,128            100,325
                                                                 ----------------  -----------------
                                                                           25,603            281,853
   Redeemed                                                               (30,025)          (330,286)
                                                                 ----------------  -----------------
   Net change                                                              (4,422) $         (48,433)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (2,958,867) $     (32,402,336)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Massachusetts Tax Free Income Fund                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         116,584  $       1,927,090
   Issued in connection with the reinvestment of distributions            128,646          2,122,198
                                                                 ----------------  -----------------
                                                                          245,230          4,049,288
   Redeemed                                                              (533,421)        (8,795,072)
                                                                 ----------------  -----------------
   Net change                                                            (288,191) $      (4,745,784)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                           3,138  $          51,637
   Issued in connection with the reinvestment of distributions              3,663             60,307
                                                                 ----------------  -----------------
                                                                            6,801            111,944
   Redeemed                                                               (59,258)          (974,232)
                                                                 ----------------  -----------------
   Net change                                                             (52,457) $        (862,288)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (340,648) $      (5,608,072)
                                                                 ================  =================

September 30, 2007


                                                                              Year Ended
                                                                          September 30, 2007
                                                                 -----------------------------------
Municipal Income Fund                                                 Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         441,328  $       3,284,696
   Issued in connection with the reinvestment of distributions            348,809          2,605,901
                                                                 ----------------  -----------------
                                                                          790,137          5,890,597
   Redeemed                                                            (1,967,484)       (14,568,025)
                                                                 ----------------  -----------------
   Net change                                                          (1,177,347) $      (8,677,428)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          23,490  $         176,022
   Issued in connection with the reinvestment of distributions             13,044             97,685
                                                                 ----------------  -----------------
                                                                           36,534            273,707
   Redeemed                                                              (205,834)        (1,528,625)
                                                                 ----------------  -----------------
   Net change                                                            (169,300) $      (1,254,918)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (1,346,647) $      (9,932,346)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2007
                                                                 -----------------------------------
Strategic Income Fund                                                 Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                     227,999,564  $   3,401,598,542
   Issued in connection with the reinvestment of distributions         11,338,684        169,415,802
                                                                 ----------------  -----------------
                                                                      239,338,248      3,571,014,344
   Redeemed                                                           (51,264,181)      (764,388,527)
                                                                 ----------------  -----------------
   Net change                                                         188,074,067  $   2,806,625,817
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                       5,257,203  $      78,803,755
   Issued in connection with the reinvestment of distributions            304,859          4,574,346
                                                                 ----------------  -----------------
                                                                        5,562,062         83,378,101
   Redeemed                                                            (2,532,198)       (37,899,012)
                                                                 ----------------  -----------------
   Net change                                                           3,029,864  $      45,479,089
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                     144,314,933  $   2,160,951,327
   Issued in connection with the reinvestment of distributions          3,151,961         47,297,035
                                                                 ----------------  -----------------
                                                                      147,466,894      2,208,248,362
   Redeemed                                                           (19,028,982)      (284,966,223)
                                                                 ----------------  -----------------
   Net change                                                         128,437,912  $   1,923,282,139
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                      29,854,706  $     445,418,950
   Issued in connection with the reinvestment of distributions            346,573          5,174,756
                                                                 ----------------  -----------------
                                                                       30,201,279        450,593,706
   Redeemed                                                            (6,672,173)       (99,332,888)
                                                                 ----------------  -----------------
   Net change                                                          23,529,106  $     351,260,818
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                343,070,949  $   5,126,647,863
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Municipal Income Fund                                                 Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         462,407  $       3,433,795
   Issued in connection with the reinvestment of distributions            334,961          2,490,096
                                                                 ----------------  -----------------
                                                                          797,368          5,923,891
   Redeemed                                                            (2,091,235)       (15,530,757)
                                                                 ----------------  -----------------
   Net change                                                          (1,293,867) $      (9,606,866)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          53,879  $         401,621
   Issued in connection with the reinvestment of distributions             15,598            116,046
                                                                 ----------------  -----------------
                                                                           69,477            517,667
   Redeemed                                                              (399,386)        (2,971,013)
                                                                 ----------------  -----------------
   Net change                                                            (329,909) $      (2,453,346)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (1,623,776) $     (12,060,212)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Strategic Income Fund                                                 Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                     138,264,882  $   1,969,973,470
   Issued in connection with the reinvestment of distributions          4,434,461         63,237,389
                                                                 ----------------  -----------------
                                                                      142,699,343      2,033,210,859
   Redeemed                                                           (20,978,934)      (298,257,925)
                                                                 ----------------  -----------------
   Net change                                                         121,720,409  $   1,734,952,934
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                       4,378,474  $      62,611,798
   Issued in connection with the reinvestment of distributions            254,799          3,636,750
                                                                 ----------------  -----------------
                                                                        4,633,273         66,248,548
   Redeemed                                                            (2,489,164)       (35,488,933)
                                                                 ----------------  -----------------
   Net change                                                           2,144,109  $      30,759,615
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                      76,685,324  $   1,097,132,921
   Issued in connection with the reinvestment of distributions          1,024,379         14,656,353
                                                                 ----------------  -----------------
                                                                       77,709,703      1,111,789,274
   Redeemed                                                            (7,823,598)      (111,619,466)
                                                                 ----------------  -----------------
   Net change                                                          69,886,105  $   1,000,169,808
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                      16,186,079  $     231,166,734
   Issued in connection with the reinvestment of distributions             92,338          1,318,567
                                                                 ----------------  -----------------
                                                                       16,278,417        232,485,301
   Redeemed                                                            (1,256,435)       (17,863,735)
                                                                 ----------------  -----------------
   Net change                                                          15,021,982  $     214,621,566
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                208,772,605  $   2,980,503,923
                                                                 ================  =================

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Natixis Funds Trust I (formerly, IXIS Advisor Funds Trust
I), Natixis Funds Trust II (formerly, IXIS Advisor Funds Trust II), and Loomis Sayles Funds II and Shareholders of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Massachusetts Tax Free Income Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Strategic Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I; the Loomis Sayles Massachusetts Tax Free Income Fund, a series of Natixis Funds Trust II; and the Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Strategic Income Fund, each a series of Loomis Sayles Funds II (collectively, "the Funds"), at September 30, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2007

      2007 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (unaudited)

Corporate Dividends Received Deduction. For the fiscal year ended September 30, 2007, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                              Qualifying
                        Fund                  Percentage
                        ----                  ----------
                        High Income Fund         3.66%
                        Strategic Income Fund    3.38%

Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2007.

                         Fund                   Amount
                         ----                  --------
                         Municipal Income Fund $448,766

Qualified Dividend Income. For the fiscal year ended September 30, 2007, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Funds pay a distribution during calendar year 2007, complete information will be reported in conjunction with Form 1099-DIV.

                            Fund
                            ----
                            High Income Fund
                            Strategic Income Fund

Tax Exempt Income. For the fiscal year ended September 30, 2007, a percentage of dividends distributed by the Funds listed below qualify as tax exempt income for Federal income tax purposes. These percentages are as follows:

                                                    Qualifying
                 Fund                               Percentage
                 ----                               ----------
                 Massachusetts Tax Free Income Fund   98.45%
                 Municipal Income Fund                97.63%

                        TRUSTEE AND OFFICER INFORMATION


The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust I, Natixis Funds Trust II and Loomis Sayles Funds II (the "Trusts"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Trusts' Statements of Additional Information include additional information about the Trustees of the Trusts and are available by calling Loomis Sayles at 800-314-2029.

                       Position(s) Held with the                                   Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)      Fund Complex Overseen***
Name and Year of Birth Served and Term of Office*      During Past 5 Years**     and Other Directorships Held
---------------------- --------------------------      ---------------------     ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. Trustee, since 1984 Natixis Douglas Dillon Professor and  41;
(1940)                  Funds Trust I (including   Director of the Belfer Center Director, Taubman Centers,
                        predecessors); since 1995  for Science and International Inc. (real estate investment
                       for Natixis Funds Trust II; Affairs, John F. Kennedy      trust)
                          since 2003 for Loomis    School of Government,
                             Sayles Funds II       Harvard University

                           Contract Review and
                          Governance Committee
                                 Member

Charles D. Baker         Trustee, since 2005 for   President and Chief Executive 41;
(1956)                   Natixis Funds Trust I,    Officer, Harvard Pilgrim      None
                       Natixis Funds Trust II and  Health Care (health plan)
                         Loomis Sayles Funds II

                           Contract Review and
                          Governance Committee
                                 Member

Edward A. Benjamin       Trustee, since 2003 for   Retired                       41;
(1938)                  Natixis Funds Trust I and                                None
                         Natixis Funds Trust II;
                          since 2002 for Loomis
                             Sayles Funds II

                        Chairman of the Contract
                          Review and Governance
                                Committee

Daniel M. Cain           Trustee, since 1996 for   President and Chief Executive 41;
(1945)                  Natixis Funds Trust I and  Officer, Cain Brothers &      Director, Sheridan
                         Natixis Funds Trust II;   Company, Incorporated         Healthcare Inc. (physician
                          since 2003 for Loomis    (investment banking)          practice management)
                             Sayles Funds II                                     Trustee, Lexington Strategic
                                                                                 Asset Corporation (realty
                          Chairman of the Audit                                  investment trust)
                                Committee

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                   Number of Portfolios in
                         Trusts, Length of Time      Principal Occupation(s)       Fund Complex Overseen***
Name and Year of Birth Served and Term of Office*     During Past 5 Years**      and Other Directorships Held
---------------------- --------------------------     ---------------------      ----------------------------

INDEPENDENT TRUSTEES
continued

  Richard Darman        Trustee, since 1996 for   Partner, The Carlyle Group     41;
  (1943)               Natixis Funds Trust I and  (investments); formerly,       Director and Chairman of the
                        Natixis Funds Trust II;   Professor, John F. Kennedy     Board of Directors, AES
                         since 2003 for Loomis    School of Government,          Corporation (international
                            Sayles Funds II       Harvard University             power company)

                          Contract Review and
                          Governance Committee
                                 Member

  Jonathan P. Mason     Trustee, since 2007 for   Chief Financial Officer, Cabot 41;
  (1958)                 Natixis Funds Trust I,   Corp. (specialty chemicals);   None
                       Natixis Funds Trust II and formerly, Vice President and
                         Loomis Sayles Funds II   Treasurer, International Paper
                                                  Company; formerly, Chief
                         Audit Committee Member   Financial Officer, Carter Holt
                                                  Harvey (forest products)

  Sandra O. Moose       Chairperson of the Board  President, Strategic Advisory  41;
  (1942)                   of Trustees since      Services (management           Director, Verizon
                             November 2005        consulting); formerly, Senior  Communications; Director,
                                                  Vice President and Director,   Rohm and Haas Company
                         Trustee since 1982 for   The Boston Consulting Group,   (specialty chemicals);
                         Natixis Funds Trust I    Inc. (management consulting)   Director, AES Corporation
                       (including predecessors);                                 (international power
                         since 1993 for Natixis                                  company)
                       Funds Trust II; since 2003
                       for Loomis Sayles Funds II

                        Ex officio member of the
                          Audit Committee and
                          Contract Review and
                          Governance Committee

  Cynthia L. Walker     Trustee, since 2005 for   Executive Dean for             41;
  (1956)                 Natixis Funds Trust I,   Administration (formerly,      None
                       Natixis Funds Trust II and Dean for Finance & CFO),
                         Loomis Sayles Funds II   Harvard Medical School

                         Audit Committee Member

                        TRUSTEE AND OFFICER INFORMATION

                         Position(s) Held with the                                     Number of Portfolios in
                           Trusts, Length of Time        Principal Occupation(s)       Fund Complex Overseen***
Name and Year of Birth   Served and Term of Office*       During Past 5 Years**      and Other Directorships Held
----------------------   --------------------------       ---------------------      ----------------------------

INTERESTED TRUSTEES

Robert J. Blanding/1/     Trustee, since 2003 for    President, Chairman, Director               41;
(1947)                   Natixis Funds Trust I and   and Chief Executive Officer,                None
555 California Street      Natixis Funds Trust II    Loomis, Sayles & Company,
San Francisco, CA 94104                              L.P.; President and Chief
                        Chief Executive Officer and  Executive Officer -- Loomis
                          Trustee, since 2002 for    Sayles Funds I
                           Loomis Sayles Funds II

John T. Hailer/2/        President, Chief Executive  President and Chief Executive               41;
(1960)                   Officer and Trustee, since  Officer, Natixis Asset                      None
                           2000 for Natixis Funds    Management Advisors, L.P.,
                         Trust I and Natixis Funds   Natixis Distributors, L.P.,
                                  Trust II           Natixis Global Associates, Inc.
                                                     and Natixis Global Asset
                        President and Trustee, since Management North America;
                           2003 for Loomis Sayles    President and Chief Executive
                                  Funds II           Officer, Natixis Funds Trust
                                                     III, Natixis Funds Trust IV,
                                                     Natixis Cash Management
                                                     Trust and Hansberger
                                                     International Series; Executive
                                                     Vice President of Loomis
                                                     Sayles Funds I

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was re-appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with Natixis Distributors, L.P. (the "Distributor"), Natixis Asset Management Advisors, L.P. ("Natixis Advisors") or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee's or officer's current position with such entity.

***The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Hansberger International Series (the "Funds' Trusts"). The number of portfolios overseen does not include AEW Real Estate Income Fund which liquidated on April 13, 2007, or IXIS Equity Diversified Portfolio, which liquidated on August 3, 2007. The number of portfolios overseen includes, as of September 14, 2007, the five series of the Hansberger International Series.

/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Chairman of the Board, President and Chief Executive Officer of Natixis Distribution Corporation; President and Chief Executive Officer of Natixis Global Asset Management North America, Natixis Global Associates, Inc., Natixis Asset Management Advisors, L.P. and the Distributor.

                        TRUSTEE AND OFFICER INFORMATION


                       Position(s) Held with the
                       Trusts and Term of Office
Name and Year of Birth and Length of Time Served*     Principal Occupation(s) During Past 5 Years**
---------------------- --------------------------     ---------------------------------------------

OFFICERS OF THE TRUST

 Coleen Downs Dinneen  Secretary, Clerk and Chief Senior Vice President, General Counsel, Secretary and
 (1960)                Legal Officer, since 2004  Clerk (formerly, Deputy General Counsel, Assistant
                                                  Secretary and Assistant Clerk), Natixis Distribution
                                                  Corporation, Natixis Distributors, L.P. and Natixis
                                                  Asset Management Advisors, L.P.

 Daniel J. Fuss         Executive Vice President  Vice Chairman and Director, Loomis, Sayles &
 (1933)                of Loomis Sayles Funds II, Company, L.P.; Executive Vice President of Loomis
 One Financial Center       since June 2003       Sayles Funds I
 Boston, MA 02111

 Russell L. Kane       Chief Compliance Officer,  Chief Compliance Officer for Mutual Funds, Senior
 (1969)                since May 2006; Assistant  Vice President, Deputy General Counsel, Assistant
                       Secretary since June 2004; Secretary and Assistant Clerk, Natixis Distributors,
                         Anti-Money Laundering    L.P. and Natixis Asset Management Advisors, L.P.;
                        Officer since April 2007  Vice President, Associate General Counsel, Assistant
                                                  Secretary and Assistant Clerk, Natixis Distribution
                                                  Corporation; formerly, Senior Counsel, Columbia
                                                  Management Group.

 Michael C. Kardok        Treasurer, Principal    Senior Vice President, Natixis Asset Management
 (1959)                 Financial and Accounting  Advisors, L.P. and Natixis Distributors, L.P.;
                        Officer, since October,   formerly, Senior Director, PFPC Inc.
                                  2004

 Robert Krantz         Executive Vice President,  Executive Vice President, Natixis Distributors, L.P.
 (1964)                   since September 2007    and Natixis Asset Management Advisors, L.P.

* Each officer of the Trusts serve for an indefinite term in accordance with the Trusts' current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from a Trustee's or officer's current position with such entity.

Item 2.   Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.   Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee.
Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Jonathan P. Mason are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.   Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

                                   Audit-related
                     Audit fees      fees/1/      Tax fees/2/  All other fees/3/
                   --------------- ------------- ------------- -----------------
                    2006    2007    2006   2007   2006   2007    2006     2007
                   ------- ------- ------  ----  ------ ------ -------- --------
Loomis Sayles
  Core Plus Bond
  Fund             $32,000 $43,064 $2,079  $--   $6,713 $7,988 $2,755    $--
--------
1. Audit-related fees consist of the performance of agreed-upon procedures related to the Registrant's deferred compensation plan and a change in the Registrant's custodian.
2. The tax fees consist of review of year-end shareholder reporting and a review of the Registrant's tax returns (2006 and 2007).
3. Other fees consist of a review of income and expense allocation methods in conjunction with the annual renewal of the management contract.

Aggregate fees billed to the Registrant for non-audit services during 2006 and 2007 were $11,547 and $7,988, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Registrant's principal accountant to Loomis, Sayles & Company, L.P. and entities controlling, controlled by or under common control with Loomis, Sayles & Company, L.P. that provide ongoing services to the Registrant ("Control Affiliates") for the last two fiscal years.

                               Audit-related fees Tax fees  All other fees
                               ------------------ --------- --------------
                                 2006      2007   2006 2007   2006   2007
                               --------- -------- ---- ---- -------- -----
Control Affiliates             $17,250   $12,000  $--  $--  $45,800  $--

Aggregate fees billed to Control Affiliates for non-audit services during 2006 and 2007 were $63,050 and $12,000, respectively.

None of the audit-related, tax and other services provided by the Registrant's principal accountant were approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit Committee Pre Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.  Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit
        (a)(1).

(a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as exhibits (a)(2)(1) and
        (a)(2)(2), respectively.

(a) (3) Not applicable.

(b) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Natixis Funds Trust I

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  November 28, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  November 28, 2007